     As filed with the Securities and Exchange Commission on April 30, 2000
                         File Nos. 33-31894 and 811-5954

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  -------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 38                                             [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 40                                                            [X]

                                 --------------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                           Steven L. Scheid, President
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

John H. Grady, Jr. Esq.                 Martin E. Lybecker                Frances Cole, Esq.
Morgan Lewis & Bockius LLP              Ropes & Gray                      Charles Schwab Investment
1701 Market Street                      One Franklin Square               Management, Inc.
Philadelphia, PA 19103                  1301 Franklin, NW, Suite 800      101 Montgomery Street 120K-14-109
                                        East                              San Francisco, CA  94104
                                        Washington, DC 20005

It is proposed that this filing will become effective (check appropriate box):

      / / Immediately upon filing pursuant to paragraph (b)

      /X/ On April 30, 2000 pursuant to paragraph (b)

      / / 60 days after filing pursuant to paragraph (a)(1)

      / / On (date) pursuant to paragraph (a)(1)

      / / 75 days after filing pursuant to paragraph (a)(2)

      / / On (date) pursuant to paragraph (a)(2) of Rule 485

if appropriate, check the following box:

      / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SCHWAB

Money Funds
Sweep Investments(TM)


PROSPECTUS
April 30, 2000



SCHWAB MONEY MARKET FUND


SCHWAB GOVERNMENT MONEY FUND


SCHWAB U.S. TREASURY MONEY FUND



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


[SCHWAB LOGO]

SCHWAB

Money Funds
Sweep Investments(TM)



About The Funds


 4                                          Schwab Money Market Fund

 8                                          Schwab Government Money Fund

12                                          Schwab U.S. Treasury Money Fund

16                                          Fund Management



Investing In The Funds



18                                          Buying Shares

19                                          Selling/Exchanging Shares

20                                          Transaction Policies

21                                          Dividends and Taxes

ABOUT THE FUNDS


The Schwab Money Funds seek to provide HIGH CURRENT YIELDS while offering the LIQUIDITY, STABILITY AND CONVENIENCE traditionally associated with money market mutual funds.

All of the funds invest exclusively in MONEY MARKET INVESTMENTS. The Schwab Money Market Fund has greater investment risk but higher yield potential than the Schwab Government Money Fund, which in turn has greater investment risk but potentially higher yields than the Schwab U.S. Treasury Money Fund. This last fund offers the highest degree of safety but the lowest potential yield of the Schwab Money Funds.

The funds are designed primarily for use as SWEEP INVESTMENTS, in conjunction with a Schwab brokerage account. Customers with such an account can designate one of these funds as their account's primary fund.

SCHWAB                                                 TICKER SYMBOL
                                                       SWMXX
Money Market Fund


THE FUND SEEKS THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS issued by U.S. and foreign issuers, such as:

-        commercial paper, including asset-backed commercial paper

-        certificates of deposit

-        variable - and floating - rate debt securities

-        bank notes

-        repurchase agreements

All of these investments must be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

MONEY FUND REGULATIONS


Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                               Money Market Fund   4

This fund is appropriate for investors interested in high money market returns.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                           5   Money Market Fund

PERFORMANCE


Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


Annual total returns (%) as of 12/31

                                    [BAR CHART]

91             5.70
92             3.47
93             2.67
94             3.68
95             5.41
96             4.91
97             5.04
98             4.99
99             4.64



 BEST QUARTER: 1.38% Q2 1991
 WORST QUARTER: 0.64% Q2 1993


  Average annual total returns (%) as of 12/31/1999

                                                                       SINCE
                                      1 YEAR          5 YEARS       INCEPTION 1
--------------------------------------------------------------------------------
Schwab Money
Market Fund                            4.64            5.00            4.80


1        Inception: 1/26/1990.


FUND FEES AND EXPENSES


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


Fee table (%)


 SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                        None
 ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
 Management fees                                                        0.32
 Distribution (12b-1) fees                                              None
 Other expenses                                                         0.47
                                                                        ----
 TOTAL ANNUAL OPERATING EXPENSES                                        0.79

 EXPENSE REDUCTION                                                     (0.04)
                                                                        ----
 NET OPERATING EXPENSES*                                                0.75
                                                                        ====

* Guaranteed by Schwab and the investment adviser through 4/30/2001 (excluding interest, taxes and certain non-routine expenses).


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

        1 YEAR              3 YEARS           5 YEARS           10 YEARS
       -----------------------------------------------------------------
         $77                  $248              $435              $974



Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.

                              Money Market Fund   6

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

 YEAR ENDED 12/31                               1999      1998       1997      1996      1995
---------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------
 Net asset value at beginning of period         1.00      1.00       1.00      1.00      1.00
                                              -----------------------------------------------
 From investment operations:
  Net investment income                         0.05      0.05       0.05      0.05      0.05
                                              -----------------------------------------------
  Total from investment operations              0.05      0.05       0.05      0.05      0.05
 Less distributions:
  Dividends from net investment income         (0.05)    (0.05)     (0.05)    (0.05)    (0.05)
                                              -----------------------------------------------
  Total distributions                          (0.05)    (0.05)     (0.05)    (0.05)    (0.05)
                                              -----------------------------------------------
 NET ASSET VALUE AT END OF PERIOD               1.00      1.00       1.00      1.00      1.00
                                              -----------------------------------------------
 Total return (%)                               4.64      4.99       5.04      4.91      5.41


 RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------
 Ratio of net operating expenses to
 average net assets                             0.75      0.75       0.75      0.75      0.75
 Reductions reflected in above expense ratio    0.06      0.11       0.12      0.14      0.15
 Ratio of net investment income to
 average net assets                             4.56      4.87       4.93      4.80      5.27
 Net assets, end of period ($ X 1,000,000)    36,099    27,439     21,421    18,084    14,010

                                  7    Money Market Fund

SCHWAB                                                      TICKER SYMBOL
                                                            SWGXX
GOVERNMENT MONEY FUND


THE FUND SEEKS THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN U.S. GOVERNMENT SECURITIES, such as:

-        U.S. Treasury bills, notes and bonds

- other obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including Fannie Maes, Freddie Macs and Sallie Maes

-        repurchase agreements

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                            Government Money Fund     8

This fund is appropriate for investors looking for high money market returns along with the added margin of safety provided by a portfolio of U.S. government securities.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                          9   Government Money Fund

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


Annual total returns (%) as of 12/31

                                  [BAR CHART}

91                       5.53
92                       3.43
93                       2.67
94                       3.62
95                       5.34
96                       4.83
97                       4.95
98                       4.88
99                       4.50


 BEST QUARTER: 1.35% Q2 1995
 WORST QUARTER: 0.65% Q3 1993


  Average annual total returns (%) as of 12/31/1999

                                                                    SINCE
                                             1 YEAR   5 YEARS    INCEPTION 1
-----------------------------------------------------------------------------
 Schwab Government
 Money Fund                                   4.50      4.90         4.73


1 Inception: 1/26/1990.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


Fee table (%)

SHAREHOLDER FEES
-----------------------------------------------------------------------------
                                                                         None

 ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------------
 Management fees                                                         0.36
 Distribution (12b-1) fees                                               None
 Other expenses                                                          0.47
                                                                        -----
 Total annual operating expenses                                         0.83

 EXPENSE REDUCTION                                                      (0.08)
                                                                        -----
 NET OPERATING EXPENSES*                                                 0.75
                                                                        =====

* Guaranteed by Schwab and the investment adviser through 4/30/2001 (excluding interest, taxes and certain non-routine expenses).


Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

          1 YEAR           3 YEARS            5 YEARS          10 YEARS
          -------------------------------------------------------------
           $77              $257               $453             $1,018


Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.

              GOVERNMENT MONEY FUND    10

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

 Year ended 12/31                               1999      1998      1997      1996      1995
---------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------
 Net asset value at beginning of period         1.00      1.00       1.00      1.00      1.00
                                              -----------------------------------------------
 From investment operations:
  Net investment income                         0.04      0.05       0.05      0.05      0.05
                                              -----------------------------------------------
  Total from investment operations              0.04      0.05       0.05      0.05      0.05
 Less distributions:
  Dividends from net investment income         (0.04)    (0.05)     (0.05)    (0.05)    (0.05)
                                              -----------------------------------------------
  Total distributions                          (0.04)    (0.05)     (0.05)    (0.05)    (0.05)
                                              -----------------------------------------------
 NET ASSET VALUE AT END OF PERIOD               1.00      1.00       1.00      1.00      1.00
                                              -----------------------------------------------
 Total return (%)                               4.50      4.88      4.95      4.83       5.34

 RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------
 Ratio of net operating expenses to
 average net assets                             0.75      0.75       0.75      0.75      0.75
 Reductions reflected in above expense ratio    0.10      0.17       0.17      0.17      0.17
 Ratio of net investment income to
 average net assets                             4.42      4.76       4.84      4.73      5.21
 Net assets, end of period ($ X 1,000,000)     2,545     2,207      1,982     1,987     1,885


                                 11   GOVERNMENT MONEY FUND

SCHWAB                                                           TICKER SYMBOL
                                                                 SWUXX
U.S. Treasury Money Fund

The fund seeks the highest current income consistent with stability of capital and liquidity.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS EXCLUSIVELY IN SECURITIES BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. Typically, the fund's assets will be invested in U.S. Treasury bills, notes, and bonds. The full faith and credit backing is the strongest backing offered by the U.S. government, and traditionally is considered by investors to be the highest degree of safety as far as the payment of principal and interest.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. By limiting its portfolio to full faith and credit U.S. government investments, the fund seeks to provide maximum safety as to its assets. The fund is distinct from certain other types of government money funds in that, for tax and credit quality reasons, it does not invest in repurchase agreements. The managers may adjust the fund's average maturity based on current and anticipated changes in interest rates. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

Because the income from U.S. Treasury securities is exempt from state and local income taxes, the fund generally expects that the dividends it pays will be exempt from those taxes as well. (Dividends still will be subject to federal income tax.)

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


                     U.S. TREASURY MONEY FUND  12

WITH ITS PORTFOLIO OF SECURITIES BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT, THIS FUND IS DESIGNED TO PROVIDE INVESTORS WITH THE HIGHEST DEGREE OF SAFETY OF ALL THE SCHWAB MONEY FUNDS, AS WELL AS CURRENT MONEY MARKET RETURNS.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Government guarantees on securities the fund owns do not extend to the shares of the fund itself. Although the risk of default with U.S. Treasury securities is considered extremely unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                         13   U.S. TREASURY MONEY FUND

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

                                  [BAR CHART]

  ANNUAL TOTAL RETURNS (%) AS OF 12/31

92                                   3.26
93                                   2.54
94                                   3.52
95                                   5.25
96                                   4.77
97                                   4.85
98                                   4.69
99                                   4.25


 BEST QUARTER: 1.33% Q2 1995
 WORST QUARTER: 0.61% Q2 1993

AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/1999

                                                                      SINCE
                                         1 YEAR        5 YEARS      INCEPTION 1
--------------------------------------------------------------------------------
 Schwab U.S. Treasury
 Money Fund                               4.25           4.76          4.14

1 Inception: 11/6/1991.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)

 SHAREHOLDER FEES
-----------------------------------------------------------------------------
                                                                         None

 ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------------
 Management fees                                                         0.36
 Distribution (12b-1) fees                                               None
 Other expenses                                                          0.48
                                                                        -----
 TOTAL ANNUAL OPERATING EXPENSES                                         0.84

 EXPENSE REDUCTION                                                      (0.19)
                                                                        -----
 NET OPERATING EXPENSES*                                                 0.65
                                                                        =====

* Guaranteed by Schwab and the investment adviser through 4/30/2001 (excluding interest, taxes and certain non-routine expenses).


  EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

               1 YEAR        3 YEARS        5 YEARS       10 YEARS
                 $66           $249            $447        $1,020

VISIT www.schwab.com/schwabfunds OR CALL TOLL-FREE 800-435-4000 FOR A CURRENT SEVEN-DAY YIELD.

                          U.S. TREASURY MONEY FUND   14

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


 YEAR ENDED 12/31                               1999      1998      1997      1996      1995
 PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------
 Net asset value at beginning of period         1.00      1.00       1.00      1.00      1.00
                                               ----------------------------------------------
 From investment operations:
  Net investment income                         0.04      0.05       0.05      0.05      0.05
                                               ----------------------------------------------
  Total from investment operations              0.04      0.05       0.05      0.05      0.05
 Less distributions:
  Dividends from net investment income         (0.04)    (0.05)     (0.05)    (0.05)    (0.05)
                                               ----------------------------------------------
  Total distributions                          (0.04)    (0.05)     (0.05)    (0.05)    (0.05)
                                               ----------------------------------------------
 NET ASSET VALUE AT END OF PERIOD               1.00      1.00       1.00      1.00      1.00
                                               ==============================================
 Total return (%)                               4.25      4.69       4.85      4.77      5.25

 RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------
 Ratio of net operating expenses to
 average net assets                             0.65      0.65       0.65      0.65      0.65
 Reductions reflected in above expense ratio    0.21      0.26       0.28      0.29      0.31
 Ratio of net investment income to
 average net assets                             4.18      4.58       4.75      4.67      5.11
 Net assets, end of period ($ X 1,000,000)     2,592     2,131      1,765     1,422     1,194

                                15    U.S. Treasury Money Fund

FUND MANAGEMENT

The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $107 billion under management.

THE INVESTMENT ADVISER for the Schwab Money Funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/1999).

As the investment adviser, the firm oversees the asset management and administration of the Schwab Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/1999, these fees were 0.27% for the Schwab Money Market Fund, 0.28% for the Schwab Government Money Fund and 0.17% for the Schwab U.S. Treasury Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.

                        Fund Management     16

INVESTING IN THE FUNDS


As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.


On the following pages, you will find information on BUYING, SELLING AND EXCHANGING shares using the method that is most CONVENIENT for you. You also will see how to choose a distribution option for your investment. Helpful information on TAXES is included as well.

                         17    Investing in the Funds

BUYING SHARES

The information on these pages outlines how Schwab brokerage account investors can place "good orders" to buy, sell and exchange shares of the funds.

These funds are designed for use in conjunction with a Schwab brokerage account. Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements.

When you designate one of these funds as the "primary fund" on your Schwab brokerage account, your uninvested cash balances will be invested automatically in that fund, according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your primary fund will be sold automatically to cover these transactions.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.


BUYING SHARES THROUGH DIRECT ORDERS

In addition to automatic sweep purchases, it is possible to buy shares of a fund by placing a direct order, as you would with any other Schwab mutual fund.

Each fund's minimum for initial direct investments is $10,000 ($5,000 for retirement and custodial accounts). The minimum additional direct investment is $1,000.

For initial direct purchases, you'll need to choose whether you want your dividends reinvested or paid to you. If you don't indicate a choice, your dividends will be reinvested.

Place direct orders using any of the methods described at right.


                   Investing in the Funds   18

SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

-        A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- Exchange orders are limited to other Schwab Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

-        You will need to keep at least $100 in any fund you are not closing.

You may place direct orders to sell shares using any of the methods described below. For automatic sweep sales, see your account agreement.

WHEN PLACING ORDERS

With every direct order to buy, sell or exchange shares you will need to include the following information:

-        Your name

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers)

- The name and share class of the fund whose shares you want to buy or sell

-        The dollar amount you would like to buy, sell or exchange

- For exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer

-        When selling shares, how you would like to receive the proceeds

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


METHODS FOR PLACING DIRECT ORDERS

PHONE

Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

SCHWABLINK

Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

MAIL

Write to SchwabFunds(R) at:
P.O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

IN PERSON

Visit the nearest Charles Schwab branch office.

                            19   Investing in the Funds

TRANSACTION POLICIES


THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK ARE OPEN. The funds calculate their share prices twice each business day, first at 10 a.m. Eastern time and again after the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. However, phone orders received after 8 p.m. Eastern time will be executed at the next day's closing NAV, not at the morning NAV. Orders to buy shares that are accepted prior to the morning NAV calculation generally receive that day's dividend. Orders to buy that are accepted after the morning NAV but prior to the closing NAV generally will receive the next day's dividend. Shares sold or exchanged at the morning NAV generally don't receive that day's dividend, but those sold or exchanged at the closing NAV generally do.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling or exchanging your shares

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders

-        To refuse any purchase or exchange order

-        To change or waive a fund's investment minimums

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-        To withdraw or suspend any part of the offering made by this prospectus


                             Investing in the Funds    20

DIVIDENDS AND TAXES


ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $.01, you may not receive a dividend payment. The funds do not expect to pay any capital gain distributions.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends and is taxable as ordinary income. Dividends paid by the U.S. Treasury Money Fund are subject to federal income tax but typically are free from any state and local personal income taxes. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS the fund declared during the previous calendar year. Schwab brokerage account customers also receive information on dividends and transactions in their monthly account statements.

                           21    Investing in the Funds

                Notes

                         Notes

TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You can also review these materials in person at the SEC's Public Reference Room or by computer using the SEC's EDGAR database at www.sec.gov.

SEC FILE NUMBER

Schwab Money Funds --

Sweep Investments(TM)              811-5954

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549-0102
800-SEC-0330 (Public Reference Section)
202-942-8090
www.sec.gov
publicinfo@sec.gov

SCHWABFUNDS
P.O. Box 7575
San Francisco, CA  94120-7575
800-435-4000
WWW.SCHWAB.COM/SCHWABFUNDS

MKT3850-1FLT

SCHWAB

Money Funds

Sweep Investments(TM)


PROSPECTUS
April 30, 2000

                                                           [CHARLES SCHWAB LOGO]

SCHWAB

Schwab Institutional
Advantage Money Fund(R)

Schwab Retirement
Money Fund(R)

PROSPECTUS
April 30, 2000

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                           [CHARLES SCHWAB LOGO]

SCHWAB

Schwab Institutional
Advantage Money Fund(R)

Schwab Retirement
Money Fund(R)

About The Funds

   4   Schwab Institutional Advantage
       Money Fund(R)

   8   Schwab Retirement Money Fund(R)

  12   Fund Management

Investing In The Funds

  14   Buying Shares

  15   Selling/Exchanging Shares

  16   Transaction Policies

  17   Dividends and Taxes

                                                                 ABOUT THE FUNDS

SCHWAB                                                             TICKER SYMBOL

                                                                   SWIXX

Institutional Advantage
Money Fund(R)


The fund seeks the highest current income consistent with stability of capital and liquidity.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS issued by U.S. and foreign issuers, such as:

-  commercial paper, including asset-backed commercial paper

-  certificates of deposit

-  variable -  and floating - rate debt securities

-  bank notes

-  repurchase agreements

All of these investments must be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

INSTITUTIONAL ADVANTAGE MONEY FUND    4

This fund was created for retirement plans, plan participants and other INSTITUTIONAL INVESTORS investing on their own behalf or as a fiduciary, agent or custodian.

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                       5      INSTITUTIONAL ADVANTAGE MONEY FUND

PERFORMANCE

Fund Fees and Expenses

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

Annual total returns (%) as of 12/31

          [BAR GRAPH]

95        5.65
96        5.15
97        5.31
98        5.26
99        4.90

BEST QUARTER: 1.41% Q2 1995
WORST QUARTER: 1.13% Q2 1999


  Average annual total returns (%) as of 12/31/1999

                                              SINCE
                        1 YEAR   5 YEARS  INCEPTION 1
------------------------------------------------------
 Schwab Institutional
 Advantage Money Fund     4.90      5.26        5.03

1 Inception: 1/4/1994.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.

Fee table (%)

 SHAREHOLDER FEES
----------------------------------------------------
                                                None

 ANNUAL OPERATING EXPENSES (% of average net assets)
----------------------------------------------------
 Management fees                                0.38
 Distribution (12b-1) fees                      None
 Other expenses                                 0.31
                                                ----
 Total annual operating expenses                0.69

 EXPENSE REDUCTION                             (0.19)
 NET OPERATING EXPENSES*                        0.50
                                               =====

* Guaranteed by Schwab and the investment adviser through 4/30/2001 (excluding interest, taxes and certain non-routine expenses).

  EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

 1 YEAR       3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------
  $51           $202           $365          $841

Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.

INSTITUTIONAL ADVANTAGE MONEY FUND       6

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

 YEAR ENDED 12/31                               1999      1998      1997      1996      1995
 PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------
 Net asset value at beginning of period         1.00      1.00       1.00      1.00      1.00
                                               ----------------------------------------------
 From investment operations:
  Net investment income                         0.05      0.05       0.05      0.05      0.06
                                               ----------------------------------------------
  Total from investment operations              0.05      0.05       0.05      0.05      0.06
 Less distributions:
  Dividends from net investment income         (0.05)    (0.05)     (0.05)    (0.05)    (0.06)
                                               ----------------------------------------------
  Total distributions                          (0.05)    (0.05)     (0.05)    (0.05)    (0.06)
                                               ----------------------------------------------
 NET ASSET VALUE AT END OF PERIOD               1.00      1.00       1.00      1.00      1.00
                                               ----------------------------------------------
 Total return (%)                               4.90      5.26       5.31      5.15      5.65

 RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------
 Ratio of net operating expenses to
 average net assets                             0.50      0.50       0.50      0.50      0.53
 Reductions reflected in above expense ratio    0.21      0.29       0.34      0.38      0.37
 Ratio of net investment income to
 average net assets                             4.84      5.12       5.20      5.03      5.50
 Net assets, end of period ($ X 1,000,000)       604       369        275       139        81


7                                             INSTITUTIONAL ADVANTAGE MONEY FUND

SCHWAB

Retirement Money Fund

TICKER SYMBOL

SWRXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS issued by U.S. and foreign issuers, such as:

-  commercial paper, including asset-backed commercial paper

-  certificates of deposit

-  variable -  and floating - rate debt securities

-  bank notes

-  repurchase agreements

All of these investments must be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

MONEY FUND
REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

RETIREMENT MONEY FUND                                                          8

This fund was created for retirement plans, plan participants and other INSTITUTIONAL INVESTORS investing on their own behalf or as a fiduciary, agent or custodian.

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

9                                                          RETIREMENT MONEY FUND

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

  ANNUAL TOTAL RETURNS (%) as of 12/31

95               5.43
96               4.93
97               5.07
98               5.03
99               4.68


 BEST QUARTER: 1.37% Q2 1995
 WORST QUARTER: 1.08% Q2 1999

  AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/1999

                                              SINCE
                        1 YEAR   5 YEARS  INCEPTION 1
------------------------------------------------------
 Schwab Retirement
 Money Fund               4.68      5.03        4.88

1 Inception: 3/2/1994.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.

  FEE TABLE (%)

 SHAREHOLDER FEES
                                                None

 ANNUAL OPERATING EXPENSES (% of average net assets)
 ---------------------------------------------------
 Management fees                                0.38
 Distribution (12b-1) fees                      None
 Other expenses                                 0.34
                                                ----
 TOTAL ANNUAL OPERATING EXPENSES*               0.72

* Guaranteed by Schwab and the investment adviser through 4/30/2001 not to exceed 0.73% (excluding interest, taxes and certain non-routine expenses).

  EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR        3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------
  $74           $230           $401          $894

VISIT www.schwab.com/schwabfunds OR CALL TOLL-FREE 800-435-4000 FOR A CURRENT SEVEN-DAY YIELD.

RETIREMENT MONEY FUND                                                         10

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

 YEAR ENDED 12/31                               1999      1998      1997      1996      1995
 PER-SHARE DATA ($)
 --------------------------------------------------------------------------------------------
 Net asset value at beginning of period         1.00      1.00       1.00      1.00      1.00
                                                ---------------------------------------------
 From investment operations:
  Net investment income                         0.05      0.05       0.05      0.05      0.05
                                                ---------------------------------------------
  Total from investment operations              0.05      0.05       0.05      0.05      0.05
 Less distributions:
  Dividends from net investment income         (0.05)    (0.05)     (0.05)    (0.05)    (0.05)
                                                ---------------------------------------------
  Total distributions                          (0.05)    (0.05)     (0.05)    (0.05)    (0.05)
                                                ---------------------------------------------
 NET ASSET VALUE AT END OF PERIOD               1.00      1.00       1.00      1.00      1.00
                                                =============================================
 Total return (%)                               4.68      5.03       5.07      4.93      5.43

 RATIOS/SUPPLEMENTAL DATA (%)
 --------------------------------------------------------------------------------------------
 Ratio of net operating expenses to
 average net assets                             0.72      0.73       0.73      0.73      0.73
 Reductions reflected in above expense ratio    0.02      0.07       0.11      0.15      0.19
 Ratio of net investment income to
 average net assets                             4.62      4.88       4.96      4.83      5.28
 Net assets, end of period ($ X 1,000,000)       322       225       155       136         99


11                                                         RETIREMENT MONEY FUND

FUND MANAGEMENT

The funds' INVESTMENT
ADVISER, Charles Schwab
Investment Management,
Inc., has more than $107
billion under management.

THE INVESTMENT ADVISER for the Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R) is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/1999).

As the investment adviser, the firm oversees the asset management and administration of the Schwab Institutional Advantage Money Fund and Schwab Retirement Money Fund. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/1999, these fees were 0.20% for the Schwab Institutional Advantage Money Fund and 0.38% for the Schwab Retirement Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of any reductions.

FUND MANAGEMENT                                                               12

                                                          INVESTING IN THE FUNDS

As a SchwabFunds(R) investor,
you have a number of WAYS TO
DO BUSINESS with us.

On the following pages, you will find information on BUYING, SELLING AND EXCHANGING shares using the method that is most CONVENIENT for you. You also will see how to choose a distribution option for your investment. Helpful information on TAXES is included as well.

13                                                        INVESTING IN THE FUNDS

BUYING SHARES

Shares of the funds may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab brokerage account investors can place "good orders" to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.

  STEP 1

DECIDE HOW MUCH YOU WANT TO INVEST.

                          MINIMUM INITIAL    MINIMUM ADDITIONAL
                          INVESTMENT         INVESTMENTS          MINIMUM BALANCE
--------------------------------------------------------------------------------
 Institutional Advantage
 Money Fund               $25,000             $1                  $25,000

 Retirement Money Fund    $1                  $1                  $1

  STEP 2

CHOOSE AN OPTION FOR DIVIDENDS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                FEATURES
--------------------------------------------------------------------------------

Reinvestment          All dividends are invested automatically in shares of your fund.
--------------------------------------------------------------------------------
Cash                  You receive payment for all dividends.
--------------------------------------------------------------------------------

  STEP 3

PLACE YOUR ORDER USING ANY OF THE METHODS DESCRIBED AT RIGHT.

INVESTING IN THE FUNDS                                                        14

SELLING/EXCHANGING SHARES

USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF A FUND.

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- Exchange orders must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

  METHODS FOR PLACING DIRECT ORDERS

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

SCHWABLINK
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

MAIL
Write to SchwabFunds(R) at:
P.O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab branch office.


WHEN PLACING ORDERS

With every order to buy, sell or exchange shares you will need to include the following information:

- Your name or, for internet orders, your account number/"Login ID"

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers) or, for internet orders, your confidential password

- The name and share class of the fund whose shares you want to buy or sell

- The dollar amount you would like to buy, sell or exchange

- For exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer

- When selling shares, how you would like to receive the proceeds

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


15                                                        INVESTING IN THE FUNDS

TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK ARE OPEN. The funds calculate their share prices each business day, after the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted prior to the close of the fund generally will receive the next day's dividend. On special request, orders to invest $100,000 or more in shares of the Schwab Institutional Advantage Money Fund(R) that are accepted by Schwab (including Charles Schwab Trust Company) by 1:30 p.m. Eastern time may receive that day's dividend. Orders to sell or exchange shares that are accepted and executed prior to the close of the fund on a given day generally will receive that day's dividend.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders

- To refuse any purchase or exchange order, including those that appear to be associated with short-term trading activities

-  To change or waive a fund's investment minimums

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-  To withdraw or suspend any part of the offering made by this prospectus

INVESTING IN THE FUNDS                                                        16

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $.01, you may not receive a dividend payment. The funds do not expect to pay any capital gain distributions.

AS LONG AS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, FUND DIVIDENDS GENERALLY DO NOT HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends. If you are investing in a taxable account, the funds' dividends are taxable as ordinary income. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS the fund declared during the previous calendar year. Schwab brokerage account customers also receive information on dividends and transactions in their monthly account statements.

17                                                        INVESTING IN THE FUNDS

                                      Notes

                                     Notes

TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You can also review these materials in person at the SEC's Public Reference Room or by computer using the SEC's EDGAR data base at www.sec.gov.

SEC FILE NUMBERS

Schwab Institutional
Advantage Money Fund(R)                  811-5954
Schwab Retirement Money Fund(R)          811-5954

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549-0102
800-SEC-0330 (Public Reference Section)
202-942-8090
www.sec.gov
publicinfo@sec.gov

SCHWABFUNDS
P.O. Box 7575
San Francisco, CA  94120-7575
800-435-4000
www.schwab.com/schwabfunds

MKT3854FLT-1


SCHWAB

Schwab Institutional
Advantage Money Fund(R)

Schwab Retirement
Money Fund(R)

PROSPECTUS
April 30, 2000

[CHARLES SCHWAB LOGO]

SCHWAB

Municipal Money Funds
Sweep Investments(TM)


Prospectus
April 30, 2000

Schwab Municipal
Money Fund

Schwab California
Municipal Money Fund

Schwab New York
Municipal Money Fund

Schwab New Jersey
Municipal Money Fund

Schwab Pennsylvania
Municipal Money Fund

Schwab Florida Municipal
Money Fund


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


[Charles Schwab Logotype]

SCHWAB

Municipal Money Funds
Sweep Investments(TM)


ABOUT THE FUNDS

   4                                  Schwab Municipal
                                      Money Fund

   8                                  Schwab California
                                      Municipal Money Fund

  12                                  Schwab New York
                                      Municipal Money Fund

  16                                  Schwab New Jersey
                                      Municipal Money Fund

  20                                  Schwab Pennsylvania
                                      Municipal Money Fund

  24                                  Schwab Florida Municipal
                                      Money Fund

  28                                  Fund Management


INVESTING IN THE FUNDS

  30                                  Buying Shares

  31                                  Selling/Exchanging Shares

  32                                  Transaction Policies

  33                                  Dividends and Taxes

ABOUT THE FUNDS


The Schwab Municipal Money Funds seek to provide HIGH CURRENT YIELDS while offering the LIQUIDITY, STABILITY AND CONVENIENCE traditionally associated with money market mutual funds.

Because these funds invest in municipal MONEY MARKET INVESTMENTS, their dividends generally are free from federal income tax. Dividends from the state-specific funds generally are free from state income tax as well.

The funds are designed primarily for use as SWEEP INVESTMENTS, in conjunction with a Schwab brokerage account. Customers with such an account can designate one of these funds as their account's primary fund.

SCHWAB                                                 TICKER SYMBOL
                                                       SWEEP SHARES      SWXXX
MUNICIPAL MONEY FUND


THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL INCOME TAX.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES, from state issuers around the country and from municipal agencies, U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

The fund intends to invest 100% of its assets in municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).



                             MUNICIPAL MONEY FUND    4

This fund is designed for individuals in higher tax brackets who are seeking TAX-EXEMPT INCOME.

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                           5  MUNICIPAL MONEY FUND

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

                                  [BAR CHART]

  ANNUAL TOTAL RETURNS (%) AS OF 12/31

91                                                  4.01
92                                                  2.48
93                                                  1.93
94                                                  2.32
95                                                  3.30
96                                                  2.92
97                                                  3.11
98                                                  2.92
99                                                  2.70


 BEST QUARTER: 0.96% Q3 1991
 WORST QUARTER: 0.44% Q1 1994


  AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/1999

                                                             SINCE
                                         1 YEAR   5 YEARS  INCEPTION  1
-----------------------------------------------------------------------
 Schwab Municipal
 Money Fund                               2.70      2.99        3.09

1 Inception: 1/26/1990.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)

 SHAREHOLDER FEES
---------------------------------------------------------------------------
                                                                       None
 ANNUAL OPERATING EXPENSES (% of average net assets)
---------------------------------------------------------------------------
 Management fees                                                       0.35
 Distribution (12b-1) fees                                             None
 Other expenses                                                        0.48
                                                                      -----
 Total annual operating expenses                                       0.83

 Expense reduction                                                    (0.17)
                                                                      -----
 Net operating expenses*                                               0.66
                                                                      =====

* Guaranteed by Schwab and the investment adviser through 4/30/2001 (excluding interest, taxes and certain non-routine expenses).


  EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

               1 YEAR        3 YEARS        5 YEARS     10 YEARS
              --------------------------------------------------
               $67           $248            $444        $1,010


VISIT www.schwab.com/schwabfunds OR CALL TOLL-FREE 800-435-4000 FOR A CURRENT SEVEN-DAY YIELD.

                             MUNICIPAL MONEY FUND    6

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

 SWEEP SHARES  YEAR ENDED 12/31                 1999      1998      1997      1996      1995
---------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
 Net asset value at beginning of period         1.00      1.00       1.00      1.00      1.00
                                              -----------------------------------------------
 From investment operations:
  Net investment income                         0.03      0.03       0.03      0.03      0.03
                                              -----------------------------------------------
  Total from investment operations              0.03      0.03       0.03      0.03      0.03
 Less distributions:
  Dividends from net investment income         (0.03)    (0.03)     (0.03)    (0.03)    (0.03)
                                              -----------------------------------------------
  Total distributions                          (0.03)    (0.03)     (0.03)    (0.03)    (0.03)
                                              -----------------------------------------------
 NET ASSET VALUE AT END OF PERIOD               1.00      1.00       1.00      1.00      1.00
                                              ===============================================
 Total return (%)                               2.70      2.92       3.11      2.92      3.30


 RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------
 Ratio of net operating expenses to
 average net assets                             0.66      0.66       0.66  1   0.66      0.66
 Reductions reflected in above expense ratio    0.19      0.22       0.24      0.24      0.25
 Ratio of net investment income to
 average net assets                             2.67      2.87       3.06      2.89      3.25
 Net assets, end of period ($ X 1,000,000)     6,090     5,247      4,424     3,869      3,404


1 Would have been 0.67% if certain extraordinary expenses had been included.

                              7    MUNICIPAL MONEY FUND

SCHWAB                                                 TICKER SYMBOL
                                                       SWEEP SHARES      SWCXX
California Municipal
Money Fund

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM CALIFORNIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable - and floating - rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

The fund intends to invest 100% of its assets in municipal money market securities, at least 65% of which will be California municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.


MONEY FUND REGULATIONS


Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                        CALIFORNIA MUNICIPAL MONEY FUND   8

For California taxpayers, especially those in higher tax brackets who are seeking DOUBLE TAX-EXEMPT INCOME, this fund may be an appropriate investment.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF CALIFORNIA AND ITS MUNICIPALITIES. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions also could affect performance.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                        9    CALIFORNIA MUNICIPAL MONEY FUND

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


                                  [BAR CHART]

  ANNUAL TOTAL RETURNS (%) AS OF 12/31

91                                                           3.77
92                                                           2.34
93                                                           1.91
94                                                           2.26
95                                                           3.20
96                                                           2.80
97                                                           2.95
98                                                           2.64
99                                                           2.42


 Best quarter: 0.97% Q1 1991
 Worst quarter: 0.43% Q1 1994


  AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/1999

                                                                   SINCE
                                        1 YEAR      5 YEARS      INCEPTION 1
----------------------------------------------------------------------------
 Schwab California
 Municipal Money Fund                    2.42        2.80           2.74

1 Inception: 11/6/1990.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


  FEE TABLE (%)

 SHAREHOLDER FEES
----------------------------------------------------------------------------
                                                                        None

 ANNUAL OPERATING EXPENSES (% of average net assets)
----------------------------------------------------------------------------
 Management fees                                                        0.36
 Distribution (12b-1) fees                                              None
 Other expenses                                                         0.47
                                                                       -----
 TOTAL ANNUAL OPERATING EXPENSES                                        0.83

 EXPENSE REDUCTION                                                     (0.18)
                                                                       -----
 NET OPERATING EXPENSES*                                                0.65
                                                                       =====

* Guaranteed by Schwab and the investment adviser through 4/30/2001 (excluding interest, taxes and certain non-routine expenses).


  EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

              1 Year        3 Years        5 Years       10 Years
               $66           $247            $443         $1,009

VISIT www.schwab.com/schwabfunds OR CALL TOLL-FREE 800-435-4000 FOR A CURRENT SEVEN-DAY YIELD.

                  CALIFORNIA MUNICIPAL MONEY FUND  10

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

 SWEEP SHARES  YEAR ENDED 12/31                 1999      1998      1997      1996      1995
 PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------
 Net asset value at beginning of period         1.00      1.00       1.00      1.00      1.00
                                             ------------------------------------------------
 From investment operations:
  Net investment income                         0.02      0.03       0.03      0.03      0.03
  Total from investment operations              0.02      0.03       0.03      0.03      0.03
                                             ------------------------------------------------
 Less distributions:
  Dividends from net investment income         (0.02)    (0.03)     (0.03)    (0.03)    (0.03)
                                             ------------------------------------------------
  Total distributions                          (0.02)    (0.03)     (0.03)    (0.03)    (0.03)
                                             ------------------------------------------------
 NET ASSET VALUE AT END OF PERIOD               1.00      1.00       1.00      1.00      1.00
                                             ================================================
 Total return (%)                               2.42      2.64       2.95      2.80      3.20

 RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------
 Ratio of net operating expenses to
 average net assets                             0.65      0.65       0.65 1    0.65      0.65
 Reductions reflected in above expense ratio    0.20      0.24       0.26      0.27      0.29
 Ratio of net investment income to
 average net assets                             2.41      2.60       2.91      2.77      3.15
 Net assets, end of period ($ X 1,000,000)     3,457     2,611      2,155     1,816     1,578


1 Would have been 0.66% if certain extraordinary expenses had been included.

                              11  CALIFORNIA MUNICIPAL MONEY FUND

SCHWAB                                                 TICKER SYMBOL

NEW YORK MUNICIPAL MONEY FUND                          SWEEP SHARES      SWNXX


THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW YORK STATE AND LOCAL PERSONAL INCOME TAX.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW YORK ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable - and floating - rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

The fund intends to invest 100% of its assets in municipal money market securities, at least 65% of which will be New York municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                        NEW YORK MUNICIPAL MONEY FUND   12

For New York taxpayers, especially those in higher tax brackets who are seeking TRIPLE TAX-EXEMPT INCOME, this fund may be an appropriate investment.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW YORK AND ITS MUNICIPALITIES. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions also could affect performance.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                      13    NEW YORK MUNICIPAL MONEY FUND

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

                                  [BAR CHART]

  ANNUAL TOTAL RETURNS (%) AS OF 12/31

96                                              2.74
97                                              2.96
98                                              2.78
99                                              2.59


 BEST QUARTER: 0.78% Q2 1997
 WORST QUARTER: 0.55% Q1 1999


  AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/1999

                                                               SINCE
                                             1 YEAR         INCEPTION  1
------------------------------------------------------------------------
 Schwab New York
 Municipal Money Fund                         2.59              2.86



1 Inception: 2/27/1995.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.

  FEE TABLE (%)

 SHAREHOLDER FEES
--------------------------------------------------------------------------
                                                                      None

 ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------
 Management fees*                                                     0.38
 Distribution (12b-1) fees                                            None
 Other expenses                                                       0.50
                                                                     -----
 TOTAL ANNUAL OPERATING EXPENSES                                      0.88

 EXPENSE REDUCTION                                                   (0.19)
                                                                     -----
 NET OPERATING EXPENSES*                                              0.69
                                                                     =====

* Guaranteed by Schwab and the investment adviser through 4/30/2001 (excluding interest, taxes and certain non-routine expenses).


  EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

               1 YEAR        3 YEARS        5 YEARS       10 YEARS
               ---------------------------------------------------
                $70           $262            $469         $1,067


VISIT www.schwab.com/schwabfunds OR CALL TOLL-FREE 800-435-4000 FOR A CURRENT SEVEN-DAY YIELD.

                          NEW YORK MUNICIPAL MONEY FUND  14

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                               1/1/99-   1/1/98-   1/1/97-   1/1/96-  2/27/95-
 SWEEP SHARES                                 12/31/99  12/31/98  12/31/97  12/31/96  12/31/95
----------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------
 Net asset value at beginning of period         1.00      1.00       1.00      1.00      1.00
                                              -----------------------------------------------
 From investment operations:
  Net investment income                         0.03      0.03       0.03      0.03      0.03
                                              -----------------------------------------------
  Total from investment operations              0.03      0.03       0.03      0.03      0.03
 Less distributions:
  Dividends from net investment income         (0.03)    (0.03)     (0.03)    (0.03)    (0.03)
                                              -----------------------------------------------
  Total distributions                          (0.03)    (0.03)     (0.03)    (0.03)    (0.03)
                                              -----------------------------------------------
  NET ASSET VALUE AT END OF PERIOD              1.00      1.00       1.00      1.00      1.00
                                              ===============================================
 Total return (%)                               2.59      2.78       2.96      2.74      2.75  1


 RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------
 Ratio of net operating expenses to
 average net assets                             0.69      0.69       0.69  3   0.69      0.63  2
 Reductions reflected in above expense ratio    0.22      0.28       0.33      0.35      0.41  2
 Ratio of net investment income to
 average net assets                             2.57      2.73       2.93      2.71      3.20  2
 Net assets, end of period ($ X 1,000,000)       604       468        357       271       205


1   Not annualized.

2   Annualized.

3   Would have been 0.70% if certain extraordinary expenses had been included.


                    15   NEW YORK MUNICIPAL MONEY FUND

SCHWAB                                                 TICKER SYMBOL

NEW JERSEY MUNICIPAL MONEY FUND                        SWEEP SHARES      SWJXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW JERSEY PERSONAL INCOME TAX.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW JERSEY ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable-and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

The fund intends to invest 80% of its assets in municipal money market securities, at least 65% of which will be New Jersey municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                         NEW JERSEY MUNICIPAL MONEY FUND    16

For New Jersey taxpayers, especially those in higher tax brackets who are seeking DOUBLE TAX-EXEMPT INCOME, this fund may be an appropriate investment.

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW JERSEY AND ITS MUNICIPALITIES. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions also could affect performance.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                           17    NEW JERSEY MUNICIPAL MONEY FUND

PERFORMANCE

Below are a chart and a table showing the fund's performance. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

            [BAR CHART]

  ANNUAL TOTAL RETURNS (%) AS OF 12/31

99                       2.58


 BEST QUARTER: 0.73% Q4 1999
 WORST QUARTER: 0.56% Q1 1999


  AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/1999

                                                                    SINCE
                                             1 YEAR              INCEPTION 1
-----------------------------------------------------------------------------
 Schwab New Jersey
 Municipal Money Fund                         2.58                  2.71


1 Inception: 2/2/1998.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


  FEE TABLE (%)

 SHAREHOLDER FEES
-------------------------------------------------------------------------
                                                                     None
 ANNUAL OPERATING EXPENSES (% of average net assets)
-------------------------------------------------------------------------
 Management fees                                                     0.38
 Distribution (12b-1) fees                                           None
 Other expenses                                                      0.54
                                                                    -----
 TOTAL ANNUAL OPERATING EXPENSES                                     0.92
 EXPENSE REDUCTION                                                  (0.27)
                                                                    -----
 NET OPERATING EXPENSES*                                             0.65
                                                                    =====

* Guaranteed by Schwab and the investment adviser through 4/30/2001 (excluding interest, taxes and certain non-routine expenses).


  EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

               1 YEAR        3 YEARS        5 YEARS       10 YEARS
               ---------------------------------------------------
                 $66           $266          $483          $1,107


VISIT www.schwab.com/schwabfunds OR CALL TOLL-FREE 800-435-4000 FOR A CURRENT SEVEN-DAY YIELD.


NEW JERSEY MUNICIPAL MONEY FUND    18

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                      1/1/99-      2/2/98-
 SWEEP SHARES                                        12/31/99     12/31/98
--------------------------------------------------------------------------------
 PER-SHARE DATA ($)
--------------------------------------------------------------------------------
 Net asset value at beginning of period                1.00        1.00
                                                     ------------------
 From investment operations:
  Net investment income                                0.03        0.03
                                                     ------------------

  Total from investment operations                     0.03        0.03
 Less distributions:
  Dividends from net investment income                (0.03)      (0.03)
                                                     ------------------
  Total distributions                                 (0.03)      (0.03)
                                                     ------------------
 NET ASSET VALUE AT END OF PERIOD                      1.00        1.00
                                                     ==================
 Total return (%)                                      2.58        2.60 1


 RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------
 Ratio of net operating expenses to
 average net assets                                    0.65        0.65 2
 Reductions reflected in above expense ratio           0.29        0.48 2
 Ratio of net investment income to
 average net assets                                    2.60        2.75 2
 Net assets, end of period ($ X 1,000,000)              206          98

1   Not annualized.

2   Annualized.

                                           19    NEW JERSEY MUNICIPAL MONEY FUND

SCHWAB                                                 TICKER SYMBOL

PENNSYLVANIA MUNICIPAL MONEY FUND                      SWEEP SHARES      SWEXX


THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND PENNSYLVANIA PERSONAL INCOME TAX.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM PENNSYLVANIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable-and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

The fund intends to invest 80% of its total assets in municipal money market securities; and at least 65% in Pennsylvania's municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.


MONEY FUND REGULATIONS



Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                    PENNSYLVANIA MUNICIPAL MONEY FUND   20

For Pennsylvania taxpayers, especially those in higher tax brackets who are seeking DOUBLE TAX-EXEMPT INCOME, this fund may be an appropriate investment.

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE COMMONWEALTH OF PENNSYLVANIA AND ITS MUNICIPALITIES. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions also could affect performance.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                   21   PENNSYLVANIA MUNICIPAL MONEY FUND

PERFORMANCE

Below are a chart and a table showing the fund's performance. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

                                  [BAR CHART]

  ANNUAL TOTAL RETURNS (%) AS OF 12/31


99                                           2.71


 BEST QUARTER: 0.76% Q4 1999
 WORST QUARTER: 0.59% Q1 1999


  AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/1999

                                                               SINCE
                                             1 YEAR         INCEPTION 1
------------------------------------------------------------------------
 Schwab Pennsylvania
 Municipal Money Fund                         2.71             2.84

1     Inception: 2/2/1998.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


  FEE TABLE (%)

 SHAREHOLDER FEES
--------------------------------------------------------------------------
                                                                      None
 ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------
 Management fees                                                      0.38
 Distribution (12b-1) fees                                            None
 Other expenses                                                       0.53
 TOTAL ANNUAL OPERATING EXPENSES                                      0.91
                                                                     -----

 EXPENSE REDUCTION                                                   (0.26)
                                                                     -----
 NET OPERATING EXPENSES*                                              0.65
                                                                     =====

* Guaranteed by Schwab and the investment adviser through 4/30/2001 (excluding interest, taxes and certain non-routine expenses).


  EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

               1 YEAR        3 YEARS        5 YEARS       10 YEARS
                $66            $264           $478         $1,096


VISIT www.schwab.com/schwabfunds OR
CALL TOLL-FREE 800-435-4000 FOR A CURRENT SEVEN-DAY YIELD.

                 PENNSYLVANIA MUNICIPAL MONEY FUND   22

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                               1/1/99-   2/2/98-
 Sweep Shares                                 12/31/99  12/31/98

 PER-SHARE DATA ($)
-----------------------------------------------------------------
 Net asset value at beginning of period         1.00      1.00
                                             -----------------
 From investment operations:
  Net investment income                         0.03      0.03
                                             -----------------
  Total from investment operations              0.03      0.03
 Less distributions:
  Dividends from net investment income         (0.03)    (0.03)
                                             -----------------
  Total distributions                          (0.03)    (0.03)
                                             -----------------
 NET ASSET VALUE AT END OF PERIOD               1.00      1.00
                                             ==================
 Total return (%)                               2.71      2.72 1


 RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------
 Ratio of net operating expenses to
 average net assets                             0.65      0.65 2
 Reductions reflected in above expense ratio    0.29      0.51 2
 Ratio of net investment income to
 average net assets                             2.68      2.85 2
 Net assets, end of period ($ X 1,000,000)       164       122


1   Not annualized.

2   Annualized.


              23   PENNSYLVANIA MUNICIPAL MONEY FUND

SCHWAB                                                  TICKER SYMBOL

FLORIDA MUNICIPAL MONEY FUND                            SWEEP SHARES      SWFXX


THE FUND SEEKS THE HIGHEST CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND ALSO SEEKS TO HAVE ITS SHARES EXEMPT FROM THE FLORIDA INTANGIBLE TAX.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM FLORIDA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable - and floating - rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

The fund intends to invest 80% of its total assets in municipal money market securities; and at least 65% in Florida municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                   FLORIDA MUNICIPAL MONEY FUND  24

For Florida taxpayers, especially those in higher tax brackets who are seeking TAX-EXEMPT INCOME, this fund may be an appropriate investment.

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF FLORIDA AND
ITS MUNICIPALITIES. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions also could affect performance.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income or cause an investment in the fund to be subject to the Florida Intangibles Tax. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                      25   FLORIDA MUNICIPAL MONEY FUND

PERFORMANCE

Below are a chart and a table showing the fund's performance. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


  ANNUAL TOTAL RETURNS (%) AS OF 12/31

                                  [BAR CHART]

99                                           2.78


 BEST QUARTER: 0.78% Q4 1999
 WORST QUARTER: 0.60% Q1 1999


  AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/1999

                                                               SINCE
                                            1 YEAR          INCEPTION 1
 Schwab Florida
 Municipal Money Fund                        2.78              2.88

1 Inception: 3/18/1998.



FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


  FEE TABLE (%)

 SHAREHOLDER FEES
--------------------------------------------------------------------------
                                                                    None
 ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------
 Management fees                                                    0.38
 Distribution (12b-1) fees                                          None
 Other expenses                                                     0.51
                                                                   -----
 TOTAL ANNUAL OPERATING EXPENSES                                    0.89

 EXPENSE REDUCTION                                                 (0.30)
                                                                   -----
 NET OPERATING EXPENSES*                                            0.59
                                                                   =====

* Guaranteed by Schwab and the investment adviser through 4/30/2001 (excluding interest, taxes and certain non-routine expenses).


  EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

            1 YEAR        3 YEARS        5 YEARS       10 YEARS
             $60           $254            $464         $1,068

VISIT www.schwab.com/schwabfunds OR CALL TOLL-FREE 800-435-4000 FOR A CURRENT SEVEN-DAY YIELD.

                        26   FLORIDA MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                      1/1/99-         3/18/98-
 SWEEP SHARES                                        12/31/99         12/31/98
 PER-SHARE DATA ($)
------------------------------------------------------------------------------
 Net asset value at beginning of period                1.00             1.00
                                                    ------------------------
 From investment operations:
  Net investment income                                0.03             0.02
                                                    ------------------------
  Total from investment operations                     0.03             0.02
 Less distributions:
  Dividends from net investment income                (0.03)           (0.02)
                                                    ------------------------
  Total distributions                                 (0.03)           (0.02)
                                                    ------------------------
 NET ASSET VALUE AT END OF PERIOD                      1.00             1.00
                                                    ========================
 Total return (%)                                      2.78             2.37 1


 RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------
 Ratio of net operating expenses to
 average net assets                                    0.59             0.59 2
 Reductions reflected in above expense ratio           0.33             0.41 2
 Ratio of net investment income to
 average net assets                                    2.75             2.95 2
 Net assets, end of period ($ X 1,000,000)            1,215            1,016

1   Not annualized.

2   Annualized.

                        27   FLORIDA MUNICIPAL MONEY FUND

FUND MANAGEMENT

The funds' INVESTMENT
ADVISER, Charles Schwab
Investment Management,
Inc., has more than $107
billion under management.


THE INVESTMENT ADVISER for the Schwab Municipal Money Funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/1999).

As the investment adviser, the firm oversees the asset management and administration of the Schwab Municipal Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/1999, these fees were 0.18% for the Schwab Municipal Money Fund, 0.17% for the Schwab California Municipal Money Fund, 0.19% for the Schwab New York Municipal Money Fund, 0.11% for the Schwab New Jersey Municipal Money Fund, 0.11% for the Schwab Pennsylvania Municipal Money Fund and 0.08% for the Florida Municipal Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.

FUND MANAGEMENT                                                               28

INVESTING IN THE FUNDS

As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.

On the following pages, you will find information on BUYING, SELLING AND EXCHANGING shares using the method that is most CONVENIENT for you. You also will see how to choose a distribution option for your investment. Helpful information on TAXES is included as well.

                           29 INVESTING IN THE FUNDS

BUYING SHARES

The information on these pages outlines how Schwab brokerage account investors can place "good orders" to buy, sell and exchange shares of the funds.

These funds are designed for use in conjunction with a Schwab brokerage account. Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements.

When you designate one of these funds as the "primary fund" on your Schwab brokerage account, your uninvested cash balances will be invested automatically in that fund, according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your primary fund will be sold automatically to cover these transactions.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.

Buying shares through direct orders

In addition to automatic sweep purchases, it is possible to buy shares of a fund by placing a direct order, as you would with any other Schwab mutual fund.

Each fund's minimum for initial direct investments is $10,000 ($5,000 for custodial accounts). The minimum additional direct investment is $1,000.

For initial direct purchases, you'll need to choose whether you want your dividends reinvested or paid to you. If you don't indicate a choice, your dividends will be reinvested.

Place direct orders using any of the methods described at right.

Municipal money funds are not appropriate investments for IRAs and other tax-differed accounts. Please consult with your tax advisor about your situation.

                           INVESTING IN THE FUNDS 30

SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- Exchange orders are limited to other Schwab Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

- You will need to keep at least $100 in any fund account you are not closing.

You may place direct orders to sell shares using any of the methods described below. For automatic sweep sales, see your account agreement.

  Methods for placing direct orders

PHONE

Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

SCHWABLINK

Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

MAIL

Write to SchwabFunds(R) at:
P.O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

IN PERSON

Visit the nearest Charles Schwab branch office.


When placing orders

With every direct order to buy, sell or exchange shares you will need to include the following information:

- Your name

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers)

- The name and share class of the fund whose shares you want to buy or sell

- The dollar amount you would like to buy, sell or exchange

- For exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer

- When selling shares, how you would like to receive the proceeds

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.

                           31 INVESTING IN THE FUNDS

TRANSACTION POLICIES

The funds are open for business each day that both the New York Stock Exchange
(NYSE) and the Federal Reserve Bank of New York are open. The funds calculate their share prices twice each business day, first at 10 a.m. Eastern time and again after the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. However, phone orders received after 8 p.m. Eastern time will be executed at the next day's closing NAV, not at the morning NAV. Orders to buy shares that are accepted prior to the morning NAV calculation generally receive that day's dividend. Orders to buy that are accepted after the morning NAV but prior to the closing NAV generally will receive the next day's dividend. Shares sold or exchanged at the morning NAV generally don't receive that day's dividend, but those sold or exchanged at the closing NAV generally do.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

The funds and Schwab reserve certain rights, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling or exchanging your shares

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders

- To refuse any purchase or exchange order

- To change or waive a fund's investment minimums

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

- To withdraw or suspend any part of the offering made by this prospectus

INVESTING IN THE FUNDS                                                        32

DIVIDENDS AND TAXES

Any investment in the fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

As a shareholder, you are entitled to your share of the dividends your fund earns. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $.01, you may not receive a dividend payment. The funds do not expect to pay any capital gain distributions.

Some funds may have tax consequences. Municipal Money Fund's dividends typically are free from federal income tax, but are subject to any state and local personal income taxes. Dividends from state-specific funds typically are free from federal, state and local personal income taxes. Shares of the Florida Municipal Money Fund are intended to be exempt from the Florida intangible tax. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

While interest from municipal securities generally is free from federal income tax, some types of securities produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.

At the beginning of every year, the funds provide shareholders with information detailing the tax status of any dividends the fund declared during the previous calendar year. Schwab brokerage account customers also receive information on dividends and transactions in their monthly account statements.

33                                                        INVESTING IN THE FUNDS

NOTES

NOTES

TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You can also review these materials in person at the SEC's Public Reference Room or by computer using the SEC's EDGAR data base at www.sec.gov.

SEC File Number
Schwab Municipal Money Funds --
Sweep Investments(TM)                    811-5954

Securities and Exchange Commission
Washington, D.C.  20549-0102
800-SEC-0330 (Public Reference Section)
202-942-8090
www.sec.gov
publicinfo@sec.gov

SchwabFunds
P.O. Box 7575
San Francisco, CA  94120-7575
800-435-4000
www.schwab.com/schwabfunds

MKT3851-1FLT

SCHWAB

MUNICIPAL MONEY FUNDS
SWEEP INVESTMENTS(TM)

PROSPECTUS
April 30, 2000

[CHARLES SCHWAB LOGO]

SCHWAB

VALUE ADVANTAGE
INVESTMENTS(R)




                                   PROSPECTUS
                                   April 30, 2000


                                   SCHWAB VALUE ADVANTAGE MONEY FUND(R)


                                   SCHWAB MUNICIPAL MONEY FUND


                                   SCHWAB CALIFORNIA MUNICIPAL
                                   MONEY FUND


                                   SCHWAB NEW YORK MUNICIPAL
                                   MONEY FUND


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                                  CHARLES SCHWAB

SCHWAB

VALUE ADVANTAGE
INVESTMENTS(R)


  ABOUT THE FUNDS


   4   Schwab Value Advantage
       Money Fund(R)

   8   Schwab Municipal Money Fund

  12   Schwab California Municipal Money Fund

  16   Schwab New York Municipal Money Fund

  20   Fund Management


  INVESTING IN THE FUNDS


  22   Buying Shares

  23   Selling/Exchanging Shares

  24   Transaction Policies

  25   Dividends and Taxes

ABOUT THE FUNDS


The Schwab Value Advantage Investments(R) seek to provide HIGHER CURRENT YIELDS while offering the LIQUIDITY AND STABILITY traditionally associated with money market mutual funds.

The Schwab Value Advantage Investments are designed to provide HIGHER YIELDS than Sweep Investments. In exchange for LESS FREQUENT ACCESS and LARGER MINIMUM INVESTMENTS, they offer potentially lower fund operating expenses.

Three of the funds offer income that is free from federal income tax, and two of these funds also offer income that is TAX-FREE for residents of California and New York.

SCHWAB

VALUE ADVANTAGE
MONEY FUND(R)

                                                          TICKER SYMBOL
                                                          INVESTOR SHARES: SWVXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

STRATEGY

To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:

-    commercial paper, including asset-backed commercial paper

-    certificates of deposit

-    variable- and floating-rate debt securities

-    bank notes

-    repurchase agreements

All of these investments must be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

MONEY FUND
REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


         VALUE ADVANTAGE MONEY FUND(R) 4

THIS FUND IS APPROPRIATE FOR INVESTORS INTERESTED IN HIGH MONEY MARKET RETURNS.


MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                       5 VALUE ADVANTAGE MONEY FUND(R)

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


  ANNUAL TOTAL RETURNS (%) AS OF 12/31

   93        94         95        96        97        98         99
--------------------------------------------------------------------
  3.02      4.09       5.80      5.26      5.40      5.35       5.01


 BEST QUARTER: 1.45% Q2 1995
 WORST QUARTER: 0.72% Q2 1993


  AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/1999

                                                    SINCE
                            1 YEAR   5 YEARS    INCEPTION(1)
-----------------------------------------------------------
 Schwab Value Advantage
 Money Fund                  5.01      5.36         4.73

1 Inception: 4/30/1992.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.

 FEE TABLE (%)

 SHAREHOLDER FEES
---------------------------------------------------------------
                                                           None
 ANNUAL OPERATING EXPENSES (% of average net assets)
---------------------------------------------------------------
 Management fees                                           0.33
 Distribution (12b-1) fees                                 None
 Other expenses                                            0.26
                                                           ----
 Total annual operating expenses                           0.59

 EXPENSE REDUCTION                                        (0.19)
 NET OPERATING EXPENSES(*)                                 0.40
                                                           ----

* Guaranteed by Schwab and the investment adviser through 4/30/2001 (excluding interest, taxes and certain non-routine expenses).

  EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

 1 YEAR        3 YEARS         5 YEARS         10 YEARS
-------------------------------------------------------
  $41            $170            $310            $720

Visit WWW.SCHWAB.COM/SCHWABFUNDS or call toll-free 800-435-4000 for a current seven-day yield.


         VALUE ADVANTAGE MONEY FUND(R) 6

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

 YEAR ENDED 12/31                                  1999      1998       1997      1996      1995
------------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
 Net asset value at beginning of period            1.00      1.00       1.00      1.00      1.00
 From investment operations:
  Net investment income                            0.05      0.05       0.05      0.05      0.06
                                                 -----------------------------------------------
  Total from investment operations                 0.05      0.05       0.05      0.05      0.06
 Less distributions:
  Dividends from net investment income            (0.05)    (0.05)     (0.05)    (0.05)    (0.06)
                                                 -----------------------------------------------
  Total distributions                             (0.05)    (0.05)     (0.05)    (0.05)    (0.06)
                                                 -----------------------------------------------
 NET ASSET VALUE AT END OF PERIOD                  1.00      1.00       1.00      1.00      1.00
                                                 -----------------------------------------------
 Total return (%)                                  5.01      5.35       5.40      5.26      5.80

 RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to
 average net assets                                0.40      0.40       0.40      0.40      0.40
 Reductions reflected in above expense ratio       0.21      0.27       0.29      0.30      0.32
 Ratio of net investment income to
 average net assets                                4.91      5.21       5.28      5.14      5.63
 Net assets, end of period ($ x 1,000,000)       27,265    22,196     13,662    10,477     6,924


                                       7   VALUE ADVANTAGE MONEY FUND(R)

SCHWAB

MUNICIPAL MONEY FUND

                                                         TICKER SYMBOL
                                                         VALUE ADVANTAGE SHARES:
                                                         SWTXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL INCOME TAX.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES, from state issuers around the country and from municipal agencies, U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable - and floating - rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

The fund intends to invest 100% of its assets in municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.

MONEY FUND
REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


                  MUNICIPAL MONEY FUND 8

THIS FUND IS DESIGNED FOR INDIVIDUALS IN HIGHER TAX BRACKETS WHO ARE SEEKING TAX-EXEMPT INCOME.

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                       9 MUNICIPAL MONEY FUND

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


  ANNUAL TOTAL RETURNS (%) AS OF 12/31

 96         97         98          99
--------------------------------------
3.14       3.32       3.14        2.91


 BEST QUARTER: 0.87% Q2 1997
 WORST QUARTER: 0.64% Q1 1999


  AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/1999

                                               SINCE
                                  1 YEAR     INCEPTION 1
--------------------------------------------------------
 Schwab Municipal
 Money Fund                        2.91         3.17

1 Inception: 7/7/1995.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


  FEE TABLE (%)

 SHAREHOLDER FEES
-------------------------------------------------------------
                                                         None
 ANNUAL OPERATING EXPENSES (% of average net assets)
-------------------------------------------------------------
 Management fees                                         0.35
 Distribution (12b-1) fees                               None
 Other expenses                                          0.28
                                                         ----
 Total annual operating expenses                         0.63

 EXPENSE REDUCTION                                      (0.18)
                                                         ----
 NET OPERATING EXPENSES *                                0.45
                                                         ====

* Guaranteed by Schwab and the investment adviser through 4/30/2001 (excluding interest, taxes and certain non-routine expenses).


  EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR           3 YEARS          5 YEARS         10 YEARS
----------------------------------------------------------
  $46              $184             $333            $769

Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.


                  MUNICIPAL MONEY FUND 10

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                               1/1/99-     1/1/98-      1/1/97-     1/1/96-      7/7/95-
VALUE ADVANTAGE SHARES                        12/31/99    12/31/98     12/31/97    12/31/96     12/31/95
--------------------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------
 NET ASSET VALUE AT BEGINNING OF PERIOD         1.00       1.00          1.00        1.00        1.00
                                               ------------------------------------------------------
 From investment operations:
  Net investment income                         0.03       0.03          0.03        0.03        0.02
                                               ------------------------------------------------------
  Total from investment operations              0.03       0.03          0.03        0.03        0.02
 Less distributions:
  Dividends from net investment income         (0.03)     (0.03)        (0.03)      (0.03)      (0.02)
                                               ------------------------------------------------------
  Total distributions                          (0.03)     (0.03)        (0.03)      (0.03)      (0.02)
                                               ------------------------------------------------------
 NET ASSET VALUE AT END OF PERIOD               1.00       1.00          1.00        1.00        1.00
                                               ======================================================
 Total return (%)                               2.91       3.14          3.32        3.14        1.68 1

 RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to
 average net assets                             0.45       0.45          0.45 3      0.45        0.45 2
 Reductions reflected in above expense ratio    0.20       0.24          0.27        0.30        0.50 2
 Ratio of net investment income to
 average net assets                             2.89       3.08          3.29        3.10        3.50 2
 Net assets, end of period ($ x 1,000,000)     2,270      1,620         1,085         608         161


1  Not annualized.
2  Annualized.
3  Would have been 0.46% if certain extraordinary expenses had been included.


                                       11 MUNICIPAL MONEY FUND

SCHWAB

CALIFORNIA MUNICIPAL
MONEY FUND

                                                         TICKER SYMBOL
                                                         VALUE ADVANTAGE SHARES:
                                                         SWKXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM CALIFORNIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

The fund intends to invest 100% of its assets in municipal money market securities, at least 65% of which will be California municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.

MONEY FUND
REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


       CALIFORNIA MUNICIPAL MONEY FUND 12

FOR CALIFORNIA TAXPAYERS, ESPECIALLY THOSE IN HIGHER TAX BRACKETS WHO ARE SEEKING DOUBLE TAX-EXEMPT INCOME, THIS FUND MAY BE AN APPROPRIATE INVESTMENT.

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF CALIFORNIA AND ITS MUNICIPALITIES. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions also could affect performance.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                       13 CALIFORNIA MUNICIPAL MONEY FUND

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


  Annual total returns (%) as of 12/31


 96        97        98         99
-----------------------------------
3.01      3.15      2.84       2.62

 BEST QUARTER: 0.83% Q2 1997
 WORST QUARTER: 0.56% Q1 1999


  AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/1999

                                                 SINCE
                                  1 YEAR     INCEPTION 1
---------------------------------------------------------
 Schwab California
 Municipal Money Fund              2.62         2.94

1 Inception: 10/3/1995.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


  FEE TABLE (%)

 SHAREHOLDER FEES
----------------------------------------------------------------
                                                           None
 ANNUAL OPERATING EXPENSES (% of average net assets)
----------------------------------------------------------------
 Management fees                                           0.36
 Distribution (12b-1) fees                                 None
 Other expenses                                            0.27
                                                          -----
 TOTAL ANNUAL OPERATING EXPENSES                           0.63

 EXPENSE REDUCTION                                        (0.18)
                                                          -----
 NET OPERATING EXPENSES*                                   0.45
                                                          =====

* Guaranteed by Schwab and the investment adviser through 4/30/2001 (excluding interest, taxes and certain non-routine expenses).


  EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

 1 YEAR        3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------
   $46           $184            $333           $769

Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.


       CALIFORNIA MUNICIPAL MONEY FUND 14

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                               1/1/99-      1/1/98-      1/1/97-      1/1/96-       10/3/95-
 VALUE ADVANTAGE SHARES                       12/31/99     12/31/98     12/31/97     12/31/96       12/31/95
------------------------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
 Net asset value at beginning of period         1.00         1.00         1.00          1.00          1.00
                                               -------------------------------------------------------------
 From investment operations:
  Net investment income                         0.03         0.03         0.03          0.03          0.01
  Total from investment operations              0.03         0.03         0.03          0.03          0.01
 Less distributions:
  Dividends from net investment income         (0.03)       (0.03)       (0.03)        (0.03)        (0.01)
                                               -------------------------------------------------------------
  Total distributions                          (0.03)       (0.03)       (0.03)        (0.03)        (0.01)
                                               -------------------------------------------------------------
 NET ASSET VALUE AT END OF PERIOD               1.00         1.00         1.00          1.00          1.00
                                               =============================================================
 Total return (%)                               2.62         2.84         3.15          3.01          0.84 1

 RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to
 average net assets                             0.45         0.45         0.45 3        0.45          0.45 2
 Reductions reflected in above expense ratio    0.20         0.25         0.27          0.32          0.59 2
 Ratio of net investment income to
 average net assets                             2.60         2.79         3.12          2.98          3.48 2
 Net assets, end of period ($ x 1,000,000)     1,604        1,359          937           507           108


1  Not annualized.
2  Annualized.
3  Would have been 0.46% if certain extraordinary expenses had been included.


                                       15 CALIFORNIA MUNICIPAL MONEY FUND

SCHWAB

NEW YORK MUNICIPAL
MONEY FUND

                                                         TICKER SYMBOL
                                                         VALUE ADVANTAGE SHARES:
                                                         SWYXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW YORK STATE AND LOCAL PERSONAL INCOME TAX.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW YORK ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable - and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

The fund intends to invest 100% of its assets in municipal money market securities, at least 65% of which will be New York municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.

MONEY FUND
REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


         NEW YORK MUNICIPAL MONEY FUND 16

FOR NEW YORK TAXPAYERS, ESPECIALLY THOSE IN HIGHER TAX BRACKETS WHO ARE SEEKING TRIPLE TAX-EXEMPT INCOME, THIS FUND MAY BE AN APPROPRIATE INVESTMENT.

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW YORK AND ITS MUNICIPALITIES. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions also could affect performance.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                       17 NEW YORK MUNICIPAL MONEY FUND

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


  ANNUAL TOTAL RETURNS (%) AS OF 12/31


     96        97         98           99
------------------------------------------
    2.99      3.21       3.03         2.83

 BEST QUARTER: 0.84% Q2 1997
 WORST QUARTER: 0.61% Q1 1999


  AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/1999

                                                   SINCE
                                  1 YEAR       INCEPTION 1
----------------------------------------------------------
 Schwab New York
 Municipal Money Fund               2.83          3.05

1 Inception: 7/7/1995.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


  FEE TABLE (%)

 SHAREHOLDER FEES
-----------------------------------------------------------------
                                                            None

 ANNUAL OPERATING EXPENSES (% of average net assets)
 Management fees                                            0.38
 Distribution (12b-1) fees                                  None
 Other expenses                                             0.30
                                                            ----
 Total annual operating expenses                            0.68

 EXPENSE REDUCTION                                         (0.23)
                                                            ----
 NET OPERATING EXPENSES(*)                                  0.45
                                                            ====

* Guaranteed by Schwab and the investment adviser through 4/30/2001 (excluding interest, taxes and certain non-routine expenses).


  EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

  1 YEAR        3 YEARS         5 YEARS        10 YEARS
-------------------------------------------------------
    $46           $194            $356           $825

Visit WWW.SCHWAB.COM/SCHWABFUNDS or call toll-free 800-435-4000 for a current seven-day yield.


         New York Municipal Money Fund 18

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                               1/1/99-      1/1/98-      1/1/97-      1/1/96-       7/7/95-
 VALUE ADVANTAGE SHARES                       12/31/99     12/31/98     12/31/97     12/31/96      12/31/95
-----------------------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
 Net asset value at beginning of period         1.00         1.00         1.00         1.00         1.00
                                               ---------------------------------------------------------
 From investment operations:
  Net investment income                         0.03         0.03         0.03         0.03         0.02
                                               ---------------------------------------------------------
  Total from investment operations              0.03         0.03         0.03         0.03         0.02
 Less distributions:
  Dividends from net investment income         (0.03)       (0.03)       (0.03)       (0.03)       (0.02)
                                               ---------------------------------------------------------
  Total distributions                          (0.03)       (0.03)       (0.03)       (0.03)       (0.02)
                                               ---------------------------------------------------------
 NET ASSET VALUE AT END OF PERIOD               1.00         1.00         1.00         1.00         1.00
                                               ---------------------------------------------------------
 Total return (%)                               2.83         3.03         3.21         2.99         1.62 1

 RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to
 average net assets                             0.45         0.45         0.45 3       0.45         0.45 2
 Reductions reflected in above expense ratio    0.26         0.33         0.40         0.56         1.36 2
 Ratio of net investment income to
 average net assets                             2.81         2.96         3.18         2.98         3.42 2
 Net assets, end of period ($ x 1,000,000)       296          238          126           67           15


1  Not annualized.
2  Annualized.
3  Would have been 0.46% if certain extraordinary expenses had been included.


                                       19 NEW YORK MUNICIPAL MONEY FUND

FUND MANAGEMENT

THE FUNDS' INVESTMENT ADVISER, CHARLES SCHWAB INVESTMENT MANAGEMENT, INC., HAS MORE THAN $107 BILLION UNDER MANAGEMENT.

THE INVESTMENT ADVISER for the Schwab Value Advantage Investments(R) is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/1999).

As the investment adviser, the firm oversees the asset management and administration of the Schwab Value Advantage Investments. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/1999, these fees were 0.14% for the Schwab Value Advantage Money Fund, 0.18% for the Schwab Municipal Money Fund, 0.17% for the Schwab California Municipal Money Fund and 0.19% for the Schwab New York Municipal Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.


                       FUND MANAGEMENT 20

INVESTING IN THE FUNDS

AS A SCHWABFUNDS(R) INVESTOR, YOU HAVE A NUMBER OF WAYS TO DO BUSINESS WITH US.

On the following pages, you will find information on BUYING, SELLING AND EXCHANGING shares using the method that is most CONVENIENT for you. You also will see how to choose a distribution option for your investment. Helpful information on TAXES is included as well.


                                       21 INVESTING IN THE FUNDS

BUYING SHARES

Shares of the funds may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab brokerage account investors can place "good orders" to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.

STEP 1

DECIDE HOW MUCH YOU WANT TO INVEST.


MINIMUM INITIAL                      MINIMUM ADDITIONAL
INVESTMENT                           INVESTMENTS                          MINIMUM BALANCE
-----------------------------------------------------------------------------------------------------
 $25,000                             $5,000                               $20,000
 ($15,000 for retirement and         ($2,000 for retirement and           ($15,000 for retirement and
 custodial accounts)1                custodial accounts)                  custodial accounts)


Step 2

CHOOSE AN OPTION FOR DIVIDENDS. The two options are described below. If you don't indicate a choice, you will receive the first option.

 OPTION                   FEATURES
------------------------------------------------------------------------------------------
 Reinvestment             All dividends are invested automatically in shares of your fund.
 Cash                     You receive payment for all dividends.


Step 3

PLACE YOUR ORDER USING ANY OF THE METHODS DESCRIBED AT RIGHT.


1 Municipal money funds are not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.


SCHWAB ACCOUNTS

Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements. Some Schwab brokerage account features can work in tandem with features offered by the funds.

For example, when you sell shares in a fund, the proceeds automatically are paid to your Schwab brokerage account. From your account, you can use features such as MoneyLink,(TM) which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.


                INVESTING IN THE FUNDS 22

SELLING/EXCHANGING SHARES

Use any of the methods described below to sell shares of a fund.

When selling or exchanging shares, please be aware of the following policies:

-    A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- Exchange orders are limited to other Schwab non-Sweep Investments as well as variable NAV funds and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

- You may be charged a $5 fee if you sell or exchange less than $5,000 worth of shares ($2,000 for retirement and custodial accounts) or fail to maintain the required minimum balance.

METHODS FOR PLACING DIRECT ORDERS

PHONE                                                MAIL
Call 800-435-4000, day or night (for                 Write to SchwabFunds(R) at:
TDD service, call 800-345-2550).                     P.O. Box 7575
                                                     San Francisco, CA 94120-7575
INTERNET
www.schwab.com/schwabfunds                           When selling or exchanging shares,
                                                     be sure to include the signature of at
SCHWABLINK                                           least one of the persons whose name
Investment professionals should follow               is on the account.
the transaction instructions in the
SchwabLink manual; for technical                     IN PERSON
assistance, call 800-367-5198.                       Visit the nearest Charles Schwab
                                                     branch office.


WHEN PLACING ORDERS

With every direct order to buy, sell or exchange shares you will need to include the following information:

-    Your name or, for internet orders, your account number/"LoginID"

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers) or, for internet orders, your confidential password

-    The name and share class of the fund whose shares you want to buy or sell

-    The dollar amount you would like to buy, sell or exchange

- For exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer

-    When selling shares, how you would like to receive the proceeds

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


                                       23 INVESTING IN THE FUNDS

TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK ARE OPEN. The funds calculate their share prices each business day, after the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted prior to the close of the fund generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted and executed prior to the close of the fund on a given day generally will receive that day's dividend.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

SPECIAL CONSIDERATIONS FOR SCHWAB ACCOUNTS

If your Schwab account contains no cash or Sweep Shares of a fund, Schwab may redeem Value Advantage Shares or Investor Shares of a fund without prior notification to you to cover the following items:

- negative balances in your Schwab account as a result of any securities transactions, including electronic funds transactions

-    payment of your Schwab account checks or Visa debit card charges

-    purchases you have made under an Automatic Investment Plan

Schwab may charge you a fee each time it must redeem shares of a fund under any of these circumstances.

Schwab will redeem shares from the fund with the highest balance first, unless the sum of your investments in the funds will not satisfy the total amount due. In that case, none of your shares in the funds will be redeemed.

THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders

- To refuse any purchase or exchange order, including those that appear to be associated with short-term trading activities.

-    To change or waive a fund's investment minimums

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-    To withdraw or suspend any part of the offering made by this prospectus


                INVESTING IN THE FUNDS 24

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $.01, you may not receive a dividend payment. The funds do not expect to pay any capital gain distributions.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, FUND DIVIDENDS FROM VALUE ADVANTAGE MONEY FUND AND MUNICIPAL MONEY FUND GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends. Value Advantage Money Fund dividends are taxable as ordinary income. Municipal Money Fund's dividends typically are free from federal income tax, but are subject to any state and local personal income taxes. Dividends from the state-specific funds typically are free from federal, state and local personal income taxes. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

While interest from municipal securities generally is free from federal income tax, some types of securities produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS the fund declared during the previous calendar year. Schwab brokerage account customers also receive information on dividends and transactions in their monthly account statements.


                                       25 INVESTING IN THE FUNDS

                                      NOTES

                                      NOTES

TO LEARN MORE


This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You can also review these materials in person at the SEC's Public Reference Room or by computer using the SEC's EDGAR data base at www.sec.gov.


SEC FILE NUMBER
Schwab Value Advantage
Investments(R)                           811-5954

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549-0102
800-SEC-0330 (Public Reference Section)
202-942-8090
www.sec.gov
publicinfo@sec.gov

SCHWABFUNDS
P.O. Box 7575
San Francisco, CA  94120-7575
800-435-4000
WWW.SCHWAB.COM/SCHWABFUNDS


SCHWAB

VALUE ADVANTAGE
INVESTMENTS(R)


PROSPECTUS
April 30, 2000


                                                                  CHARLES SCHWAB
MKT3852FLT-1

SCHWAB

GOVERNMENT CASH

RESERVES



                                        PROSPECTUS

                                        April 30, 2000



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.




                                                           [CHARLES SCHWAB LOGO]

SCHWAB

GOVERNMENT
CASH RESERVES

ABOUT THE FUND
   4                     Strategy

   5                     Main Risks

   6                     Performance

   6                     Fund Fees and Expenses

   7                     Financial Highlights

   8                     Fund Management

INVESTING IN THE FUND
  10                     Buying and Selling Shares

  11                     Transaction Policies

  12                     Dividends and Taxes

ABOUT THE FUND

SCHWAB

GOVERNMENT CASH
RESERVES

TICKER SYMBOL

SWHXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN U.S. GOVERNMENT SECURITIES, such as:

-        U.S. Treasury bills, notes and bonds

- other obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including Fannie Maes, Freddie Macs and Sallie Maes

-        repurchase agreements

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Many of these policies are stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                                      GOVERNMENT CASH RESERVES 4

This fund is designed as a convenient sweep investment for the Schwab access
(TM) account, and seeks current money market yields while providing an ADDED MARGIN OF SAFETY through a portfolio of U.S. government securities.

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Many of the U.S. government securities that the fund invests in are not backed by the U.S. government. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                                      5 GOVERNMENT CASH RESERVES

PERFORMANCE

Below are a chart and a table showing the fund's performance. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) AS OF 12/31

         [BAR GRAPH]

99          4.28

BEST QUARTER: 1.17% Q4 1999
WORST QUARTER: 0.98% Q2 1999

AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/1999

                                                   SINCE
                                  1 YEAR     INCEPTION 1
---------------------------------------------------------
Schwab Government
Cash Reserves                       4.28            4.42

1 Inception: 4/1/1998.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
-----------------------------------------------------------
                                                       None

ANNUAL OPERATING EXPENSES (% of average net assets)
Management fees                                        0.38
Distribution (12b-1) fees                              None
Other expenses*                                        1.22
                                                       ----
TOTAL ANNUAL OPERATING EXPENSES                        1.60

EXPENSE REDUCTION                                     (0.35)
                                                       ----
NET OPERATING EXPENSES**                               1.25
                                                       ====

 * Includes transaction services expenses of 0.60%.

** Guaranteed by Schwab and the investment adviser through 4/30/2001. Schwab and the investment adviser have agreed to further reduce the fund's expenses so that net operating expenses do not exceed 0.95% through 06/15/2000 (excluding interest, taxes and certain non-routine expenses).

EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

 1 YEAR        3 YEARS        5 YEARS       10 YEARS
----------------------------------------------------
  $127           $471            $838        $1,871

VISIT www.schwab.com/schwabfunds OR CALL TOLL-FREE 800-435-4000 FOR A CURRENT SEVEN-DAY YIELD.

                                                      GOVERNMENT CASH RESERVES 6

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                     1/1/99       4/1/98
                                                    12/31/99     12/31/98
-------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------
Net asset value at beginning of period                1.00         1.00
                                                    ---------------------
From investment operations:
 Net investment income                                0.04         0.03
                                                    ---------------------
 Total from investment operations                     0.04         0.03
Less distributions:
 Dividends from net investment income                (0.04)       (0.03)
                                                    ---------------------
 Total distributions                                 (0.04)       (0.03)
                                                    ---------------------
NET ASSET VALUE AT END OF PERIOD                      1.00         1.00
                                                    =====================
Total return (%)                                      4.28         3.46 1


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------
Ratio of net operating expenses to
average net assets                                    0.95         0.95 2
Reductions reflected in above expense ratio           0.14         0.77 2
Ratio of net investment income to
average net assets                                    4.34         4.41 2
Net assets, end of period ($ x 1,000,000)              198           25

1 Not annualized.
2 Annualized.

                                                      7 GOVERNMENT CASH RESERVES

FUND MANAGEMENT

The fund's INVESTMENT ADVISER, CHARLES SCHWAB INVESTMENT MANAGEMENT, Inc., has more than $107 billion under management.


THE INVESTMENT ADVISER for the Schwab Government Cash Reserves is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/1999).

As the investment adviser, the firm oversees the asset management and administration of the Schwab Government Cash Reserves. As compensation for these services, the firm receives a management fee from the fund. For the 12 months ended 12/31/99, these fees were 0.25% for the fund. This figure, which is expressed as a percentage of the fund's average daily net assets, represents the actual amount paid, including the effect of reductions.

                                                               FUND MANAGEMENT 8

INVESTING IN THE FUND


As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.


On the following pages, you will find information on BUYING AND SELLING SHARES using the method that is most CONVENIENT for you. You also will see how to choose a distribution option for your investment. Helpful information on TAXES is included as well.


9 INVESTING IN THE FUND

BUYING AND SELLING SHARES


This fund is designed to be used as the "primary fund" on your Schwab Access(TM) Account. Uninvested cash balances will be invested automatically in the fund, according to the terms and conditions of your account agreement. Similarly, when you use your account to make payments, shares of the fund will be sold automatically to cover these transactions.

For information on other types of Schwab accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.


SELLING SHARES


For automatic sweep sales, see your account materials. Please be aware of the following policies:

-  The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

-  You will need to keep at least $1 in any fund account you are not closing.


DEPOSITS TO YOUR SCHWAB ACCESS ACCOUNT

Schwab provides you several easy ways to deposit money into your account, including:

Phone
Call 800-435-4000, day or night (for TDD service, call 800-345-2550) to move money between Schwab accounts or to set up Direct Deposits or Schwab MoneyLink(R).

Investment Manager
clients contact your Investment Manager

Internet
www.schwab.com to move money between Schwab accounts or to set up Direct Deposits or Schwab MoneyLink(R)

Mail
Use the mailing labels and deposit slips that come with your checks.

In person
Visit the nearest Charles Schwab branch office.



                                                        INVESTING IN THE FUND 10

TRANSACTION POLICIES


THE FUND IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK ARE OPEN. The fund calculates its share price twice each business day, first at 10 a.m. Eastern time and again after the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. However, phone orders received after 8 p.m. Eastern time will be processed at the next day's closing NAV, not at the morning NAV. Orders to buy shares that are accepted prior to the morning NAV calculation generally receive that day's dividend. Orders to buy that are accepted after the morning NAV but prior to the closing NAV generally will receive the next day's dividend. Shares sold or exchanged at the morning NAV generally don't receive that day's dividend, but those sold or exchanged at the closing NAV generally do.

The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.


THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling your shares

-  To refuse any purchase order

-  To change or waive a fund's investment minimums

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-  To withdraw or suspend any part of the offering made by this prospectus


11 INVESTING IN THE FUND

DIVIDENDS AND TAXES


ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $.01, you may not receive a dividend payment. The fund does not expect to pay any capital gain distributions.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends and is taxable as ordinary income. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS the fund declared during the previous calendar year. Schwab Access(TM) Account customers also receive information on dividends and transactions in their monthly account statements.



                                                        INVESTING IN THE FUND 12

                                     NOTES

                                     NOTES

                                     NOTES

TO LEARN MORE


This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You can also review these materials in person at the SEC's Public Reference Room or by computer using the SEC's EDGAR database at www.sec.gov.


SEC FILE NUMBER
Schwab Government
Cash Reserves 811-5954

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549-0102
800-SEC-0330 (Public Reference Section)
202-942-8090
www.sec.gov
publicinfo@sec.gov

SCHWABFUNDS
P.O. Box 7575
San Francisco, CA  94120-7575
800-435-4000
www.schwab.com/schwabfunds


MKT3853-1FLT

SCHWAB

GOVERNMENT CASH RESERVES

PROSPECTUS
April 30, 2000


[Charles Schwab Logo]

                       STATEMENT OF ADDITIONAL INFORMATION

                    SCHWAB MONEY FUNDS - SWEEP INVESTMENTS(TM)

                            SCHWAB MONEY MARKET FUND
                          SCHWAB GOVERNMENT MONEY FUND
                         SCHWAB U.S. TREASURY MONEY FUND


                                 APRIL 30, 2000



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated April 30, 2000 (as amended from time to time).


To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, day or night, or write to the funds at P.O. Box 7575, San Francisco, California 94120-7575. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.

The funds' most recent annual report is a separate document supplied with the SAI and includes the funds' audited financial statements, which are incorporated by reference into this SAI.

The funds are a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS


                                                                                              Page
                                                                                              ----
INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES,
RISKS AND LIMITATIONS.......................................................................    2
MANAGEMENT OF THE FUNDS.....................................................................   10
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................................   13
INVESTMENT ADVISORY AND OTHER SERVICES......................................................   14
BROKERAGE ALLOCATION AND OTHER PRACTICES....................................................   16
DESCRIPTION OF THE TRUST....................................................................   17
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER REPORTS
AND PRICING OF SHARES.......................................................................   18
TAXATION....................................................................................   19
CALCULATION OF PERFORMANCE DATA.............................................................   21
APPENDIX - RATINGS OF INVESTMENT SECURITIES.................................................   23

      INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Schwab Money Market Fund seeks maximum current income consistent with stability of capital.

Schwab Government Money Fund seeks maximum current income consistent with stability of capital.

Schwab U.S. Treasury Money Fund seeks high current income consistent with liquidity and stability of capital.


Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the funds will achieve their objectives.


The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7, unless otherwise noted. Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                              INVESTMENT STRATEGIES

Schwab Money Market Fund (a taxable money fund) seeks to achieve its objective by investing exclusively in high-quality, U.S. dollar-denominated money market securities, which mature in twelve months or less, including U.S. government securities and repurchase agreements for these securities.

Schwab Government Money Fund (a taxable money fund) seeks to achieve its objective by investing exclusively in U.S. government securities, which mature in twelve months or less, and repurchase agreements for these securities.

Schwab U.S. Treasury Money Fund (a taxable money fund) seeks to achieve its objective by investing exclusively in U.S. Treasury securities and other obligations that are backed by the full faith and credit of the U.S. government.


Each fund's investment strategy is a policy that may be changed only by vote of a majority of its shareholders.

                         INVESTMENT SECURITIES AND RISKS


ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Based on the primary characteristics of the various types of asset-backed securities, for purposes of a fund's concentration policy, the following asset-backed securities industries have been selected: credit card receivables, automobile receivables, trade receivables and diversified financial assets. A fund will limit its investments in each such industry to no more than 25% of its net assets.


BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.


BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each fund will not purchase securities while borrowings are outstanding.

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.


CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the funds have identified each foreign country as a separate bank industry for purposes of a fund's concentration policy. A fund will limit its investments in securities issued by foreign banks in each country to no more than 25% of its net assets.


CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.


DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.


Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rate of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund is a diversified mutual fund. Each fund also follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds. These requirements prohibit a taxable money fund from purchasing a security if more that 5% of its total assets would be invested in the securities of a single issuer, although a fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.

FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have more dramatic effects on the value of foreign securities.

In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to investments as a result of the conversion of the 11 of the 15 Economic Union Member States from their respective local currency to the official currency of the Economic and Monetary Union (EMU). As of January 3, 1999, the euro became the official currency of the EMU, the rate of exchange was set between the euro and the converted currencies of each country. The European Central Bank, all national central banks and all stock exchanges and began pricing, trading and settling in euro even if the securities traded are not denominated in euro. Each securities transaction that requires converting to euro may involve rounding that could affect the value of the security converted. In addition, issuers of securities that require converting may experience increased costs as a result of the conversion, which may affect the value of their securities. It is possible that uncertainties related to the conversion will affect investor expectations and cause investments to shift from or to European countries, thereby making the European market less liquid or more expensive. All of these factors could affect the value of a fund's investments and/or increase its expenses. While the investment adviser has taken steps to minimize the impact of the conversion on the funds, it is not possible to know precisely what impact the conversion will have on the funds, if any, nor is it possible to eliminate the risks completely.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.


MATURITY OF INVESTMENTS. Each fund follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. These requirements prohibit a fund from purchasing a security with a remaining maturity of more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days. Pursuant to policies that may be changed only by vote of a majority of its shareholders, each of the Schwab Money Market Fund and Schwab U.S. Government Money Fund may not purchase securities deemed to mature in more than 365 days. For purposes of this policy only, Schwab Money Market Fund and Schwab U.S. Government Money Fund will calculate maturity from the security's settlement date.



MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.


Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.


PUTS are sometimes called demand features or guarantees, and are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.



QUALITY OF INVESTMENTS. The funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the board of trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment manager. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Each fund's holdings of second tier securities will not exceed 5% of its assets, and investments in second tier securities of any one issuer will be limited to the greater of 1% of the fund's assets or $1 million.



Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund by the board of trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.



REPURCHASE AGREEMENTS. Repurchase agreements involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be "collateralized" by first tier securities in which the fund could invest directly. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7.


RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, the fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.


U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC or FREDDIE MAC), the Student Loan Marketing Association (SLMA or SALLIE MAE), and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields to fluctuate.


U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States Government.


VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.


Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.






                             INVESTMENT LIMITATIONS



The following investment limitations may be changed only by vote of a majority of each fund's outstanding voting shares.


SCHWAB MONEY MARKET FUND AND SCHWAB GOVERNMENT MONEY FUND MAY NOT:

(1) Purchase securities or make investments other than in accordance with its investment objectives and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) if, as a result thereof, more than 5% of the value of its assets would be invested in the securities of such issuer.


(3) Purchase, in the aggregate with all other Schwab Money Funds, more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class. (For purposes of this limitation, the following funds constitute the Schwab Money Funds:
         Schwab Money Market Fund, Schwab Government Money Fund, Schwab Retirement Money Fund and Schwab Institutional Advantage Money Fund.)


(4) Concentrate 25% or more of the value of its assets in any one industry; provided, however, that it reserves the freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the fund has determined to be subject to the same regulation as U.S. banks), or obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities in accordance its investment objective and policies.

(5) Invest more than 5% of its total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) that, with their predecessors, have a record of less than three years of continuous operation.

(6) Enter into repurchase agreements if, as a result thereof, more than 10% its net assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than 7-days and invested in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended). Each fund will invest no more than 10% of its net assets in illiquid securities.

(7) Invest more than 5% of its total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended).

(8) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the Trust or its investment adviser or the Sub-Adviser individually own beneficially more than 1/2 of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

(9) Invest in commodities or commodity contracts, futures contracts, real estate or real estate limited partnerships, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10) Invest for the purpose of exercising control or management of another issuer.

(11) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.1

(12) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies).

(13) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities. The funds will not borrow for leverage purposes or purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding. Any borrowings will not be collateralized. If for any reason the current value of the total net assets of any fund falls below an amount equal to three times the amount of indebtedness from money borrowed, such fund will, within three business days, reduce its indebtedness to the extent necessary.

--------
1 See the description of the trustees' deferred compensation plan in the "Management of the Funds" section of the SAI for an exception to this investment restriction.

(14)     Write, purchase or sell puts, calls or combinations thereof.

(15) Make short sales of securities, or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(16) Invest in interests in oil, gas, mineral leases or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(17) Underwrite securities issued by others except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

(18)     Issue senior securities as defined in the 1940 Act.


SCHWAB U.S. TREASURY MONEY FUND MAY NOT:

(1) Purchase securities other than obligations issued by the U.S. Treasury and securities backed by the "full faith and credit" guarantee of the U.S. government that mature in 397 days or less.1

(2)      Make loans to others (except through the purchase of debt obligations).

(3)      Issue senior securities as defined in the 1940 Act.

(4) Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

(5)      Invest in commodities or in real estate.

(6) Invest for the purpose of exercising control over management of another company.

(7) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of the Fund's total assets in order to meet redemption requests without immediately selling any portfolio securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 33% of the Fund's net assets to secure borrowings. The Fund will not borrow for leverage purposes or purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding. If for any reason the current value of the total net assets of the Fund falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary.


THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.


SCHWAB U.S. TREASURY MONEY FUND MAY NOT:

(1) Invest more than 10% of its net assets in securities which are not readily marketable, including securities which are restricted as to disposition; or

(2)      Engage in short sales, except for short sales against the box.

--------
1 See the description of the trustees' deferred compensation plan under "Management of the Funds" section of the SAI for an exception to this investment restriction.

Except with respect to borrowings, concentration of investments and investments in illiquid securities, later changes in values or net assets do not require a fund to sell an investment even if it could not then make the same investment.

                             MANAGEMENT OF THE FUNDS


The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., are as follows:



                                        POSITION(S) WITH
NAME/DATE OF BIRTH                      THE TRUST                 PRINCIPAL OCCUPATIONS & AFFILIATIONS
------------------                      ---------                 ------------------------------------
CHARLES R. SCHWAB*                      Chairman, Chief           Chairman and Co-Chief Executive Officer,
July 29, 1937                           Executive Officer and     Director, The Charles Schwab Corporation; Chief
                                        Trustee                   Executive Officer, Director, Charles Schwab
                                                                  Holdings, Inc.; Chairman, Director, Charles
                                                                  Schwab & Co., Inc., Charles Schwab Investment
                                                                  Management, Inc.; Director, The Charles Schwab
                                                                  Trust Company; Chairman, Schwab Retirement Plan
                                                                  Services, Inc.; Chairman and Director until
                                                                  January 1999, Mayer & Schweitzer, Inc. (a
                                                                  securities brokerage subsidiary of The Charles
                                                                  Schwab Corporation); Director, The Gap, Inc. (a
                                                                  clothing retailer), Transamerica Corporation (a
                                                                  financial services organization), AirTouch
                                                                  Communications (a telecommunications company)
                                                                  and Siebel Systems (a software company).

STEVEN L. SCHEID*                       President and Trustee     Vice Chairman and Executive Vice President, The
June 28, 1953                                                     Charles Schwab Corporation; Vice Chairman and
                                                                  Enterprise President - Financial Products and
                                                                  Services, Director, Charles Schwab & Co., Inc.;
                                                                  Chief Executive Officer and Chief Financial
                                                                  Officer, Director, Charles Schwab Investment
                                                                  Management, Inc. From 1994 to 1996, Mr. Scheid was
                                                                  Executive Vice President of Finance for First
                                                                  Interstate Bancorp and Principal Financial
                                                                  Officer from 1995 to 1996.






* This trustee is an "interested person" of the trusts.

                                                                  Prior to 1994, Mr. Scheid was Chief Financial Officer,
                                                                  First Interstate Bank of Texas.

DONALD F. DORWARD                       Trustee                   Chief Executive Officer, Dorward & Associates
September 23, 1931                                                (corporate management, marketing and
                                                                  communications consulting firm).  From 1996 to
                                                                  1999, Executive Vice President and Managing
                                                                  Director, Grey Advertising.  From 1990 to 1996,
                                                                  Mr. Dorward was President and Chief Executive
                                                                  Officer, Dorward & Associates (advertising and
                                                                  marketing/consulting firm).

ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and Director,
May 15, 1931                                                      Semloh Financial, Inc. (international financial
                                                                  services and investment advisory firm).

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens & Company
June 28, 1938                                                     (Investments) and Chairman and Chief Executive
                                                                  Officer of North American Trust (real estate
                                                                  investment trust).

MICHAEL W. WILSEY                       Trustee                   Chairman, Chief Executive Officer and Director,
August 18, 1943                                                   Wilsey Bennett, Inc. (truck and air
                                                                  transportation, real estate investment and
                                                                  management, and investments).

WILLIAM J. KLIPP*1                      Trustee                   From 1991 to 1999, Mr. Klipp was Executive Vice
December 9, 1955                                                  President, SchwabFunds(R), Charles Schwab & Co.,
                                                                  Inc.; President and Chief Operating Officer,
                                                                  Charles Schwab Investment Management, Inc.






*   This trustee is an "interested person" of the trusts.



1 Mr. Klipp departed Charles Schwab & Co., Inc. in 1999 and is expected to resign from the Board of Trustees prior to June 1, 2000.

JEREMIAH H. CHAFKIN                     Executive Vice            Executive Vice President, SchwabFunds(R),
May 5, 1959                             President and Chief       Charles Schwab & Co., Inc.; President and Chief
                                        Operating Officer         Operating Officer, Charles Schwab Investment
                                                                  Management, Inc.  Prior to November 1999, Mr.
                                                                  Chafkin was Senior Managing Director, Bankers
                                                                  Trust Company.

TAI-CHIN TUNG                           Treasurer and Principal   Vice President, Treasurer and Controller,
March 7, 1951                           Financial Officer         Charles Schwab Investment Management, Inc. From
                                                                  1994 to 1996, Ms. Tung was Controller for
                                                                  Robertson Stephens Investment Management, Inc.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

FRANCES COLE                            Secretary                 Senior Vice President, Chief Counsel and
September 9, 1955                                                 Assistant Corporate Secretary, Charles Schwab
                                                                  Investment Management, Inc.



Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for Schwab Capital Trust, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.



Each fund is overseen by a board of trustees. The board of trustees meets regularly to review each fund's activities, contractual arrangements and performance. The board of trustees is responsible for protecting the interests of a fund's shareholders. The following table provides information as of the fiscal year ended December 31, 1999, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 40 funds as of December 31, 1999.



                                                                            Pension or             ($)
                                            ($)                             Retirement            Total
 Name of Trustee                  Aggregate Compensation                 Benefits Accrued   Compensation from
                                         from each                        as Part of Fund      Fund Complex
                                           Fund                              Expenses          ------------
                                           ----                              --------
                    Money        Government       U.S. Treasury
                    Market Fund  Money Fund       Fund
                    -----------  ----------       ----
Charles R. Schwab         0           0                0                        N/A                     0

                                                                            Pension or             ($)
                                            ($)                             Retirement            Total
 Name of Trustee                  Aggregate Compensation                 Benefits Accrued   Compensation from
                                         from each                        as Part of Fund      Fund Complex
                                           Fund                              Expenses          ------------
                                           ----                              --------
                    Money        Government       U.S. Treasury
                    Market Fund  Money Fund       Fund
                    -----------  ----------       ----
Steven L. Scheid          0           0                0                        N/A                     0
William J. Klipp,         0           0                0                        N/A                     0
Donald F. Dorward   $16,218      $3,558           $3,527                        N/A              $121,600
Robert G. Holmes    $16,218      $3,558           $3,527                        N/A              $121,600
Donald R. Stephens  $16,218      $3,558           $3,527                        N/A              $121,600
Michael W. Wilsey   $14,735      $3,237           $3,206                        N/A              $111,600

                           DEFERRED COMPENSATION PLAN


Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.


Pursuant to the exemptive relief granted to the trust, each fund will purchase and maintain the selected SchwabFund securities in an amount equal to the deemed investments in that fund of the Deferred Fee Accounts of the independent trustees. The exemptive relief granted to the trust permits the funds and the trustees to purchase the selected SchwabFund securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the funds.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 3, 2000, the officers and trustees of the trust, as a group owned of record or beneficially less than 1% of the outstanding voting securities of each fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER


Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement), between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.



For its advisory and administrative services to the funds, the investment adviser is entitled to receive a graduated annual fee payable monthly based each fund's average daily net assets as described below.


First $1 billion - 0.38%
More than $1 billion but not exceeding $10 billion - 0.35%
More than $10 billion but not exceeding $20 billion - 0.32%
More than $20 billion - 0.30%


Prior to April 30, 1999, for its advisory and administrative services to the Schwab Money Market Fund, the investment adviser was entitled to receive a graduated annual fee, payable monthly, of 0.46% of the fund's average daily net assets of the first $1 billion, 0.45% of net assets over $1 billion but not in excess of $3 billion, 0.40% of net assets over $3 billion but not in excess of $10 billion, 0.37% of such assets over $10 billion but not in excess of $20 billion and 0.34% of such assets over $20 billion.



For the fiscal years ended December 31, 1997, 1998 and 1999, the Schwab Money Market Fund paid investment and advisory fees of $55,434,000 (fees were reduced by $23,541,000), $66,955,000 (fees were reduced by $25,922,000) and $87,724,000
(fees were reduced $20,382,000), respectively.



Prior to April 30, 1999, for its advisory and administrative services to the Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, the investment adviser was entitled to receive a graduated annual fee, payable monthly, of 0.46% of each fund's average daily net assets of the first $1 billion, 0.41% of net assets over $1 billion not in excess of $2 billion, and 0.40% of net assets over $2 billion.



For the fiscal years ended December 31, 1997, 1998 and 1999, Schwab Government Money Fund paid investment and advisory fees of $5,471,000 (fees were reduced by $3,208,000), $5,598,000 (fees were reduced by $3,539,000) and $6,572,000 (fees were reduced $2,455,000), respectively.



For the fiscal years ended December 31, 1997, 1998 and 1999, U.S. Treasury Money Fund paid investment and advisory fees of $2,674,000 (fees were reduced by $4,184,000), $3,266,000 (fees were reduced by $5,004,000) and $3,998,000 (fees were reduced $4,790,000), respectively.

The investment adviser and Schwab have guaranteed that, through at least April 30, 2001, the total operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund will not exceed 0.75%, 0.75% and 0.65% respectively, of the average daily net assets, respectively.


                                   DISTRIBUTOR


Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement. Terms of continuation, termination and assignment under the agreement are identical to those described above with respect to the Advisory Agreement.



The funds pay other expenses that typically are connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.


                     SHAREHOLDER SERVICES AND TRANSFER AGENT


Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.



For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.25% of each fund's average daily net assets. For the services performed as shareholder services agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.20% of the average daily net assets of each fund.


                          CUSTODIAN AND FUND ACCOUNTANT


PFPC Trust Company, 8800 Tinicum Blvd, Third Floor Suite 200, Philadelphia, PA 19153, serves as custodian for the funds and PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant.



The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains all books and records related to each fund's transactions.



                             INDEPENDENT ACCOUNTANTS



The funds' independent accountants, PricewaterhouseCoopers LLP, audit and report on the annual financial statements of each series of the trusts and review certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when a trust engages them to do so. Their address is 333 Market Street, San

Francisco, CA 94105. Each fund's audited financial statements for the fiscal year ended December 31, 1999, are included in the funds' annual report, which is a separate report supplied with the SAI.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER


Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be zero.


                             PORTFOLIO TRANSACTIONS


In effecting securities transactions for a fund, the investment adviser seeks to obtain best execution. Subject to the supervision of the board of trustees, the investment adviser will select brokers and dealers for the funds on the basis of a number of factors, including, for example, price paid for securities, clearance, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, and order of call.


When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to other investment advisory clients, including mutual funds.


The funds expect that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.


The investment decisions for each fund are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as a fund. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a fund. However, it is the opinion of the board of trustees that the benefits conferred by the investment manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                            DESCRIPTION OF THE TRUST


Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.



The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's or class's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.

The funds may hold special meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.



The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. A majority of the outstanding voting shares of the fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at net asset value per share as determined in accordance with the bylaws.


             PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER REPORTS
                             AND PRICING OF SHARES



                  PURCHASING AND REDEEMING SHARES OF THE FUNDS


The funds are open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 2000: Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received on that day.



As long as the fund or Schwab follows reasonable procedures to confirm that your telephone or internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or internet order, providing written confirmation of telephone or internet orders and tape recording all telephone orders.



Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.



The funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the board of trustees may deem advisable. Payment will be made wholly in cash unless the board of trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.

                        DELIVERY OF SHAREHOLDER DOCUMENTS



Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.


                                PRICING OF SHARES


Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. When determining market values for portfolio securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's board of trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.


The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the board of trustees believed would result in a material dilution to shareholders or purchasers, the board of trustees would promptly consider what action, if any, should be initiated.


If a fund's NAV calculated using market values declined, or were expected to decline, below the fund's $1.00 NAV calculated using amortized cost, the board of trustees might temporarily reduce or suspend dividend payments in an effort to maintain the fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the board of trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV calculated using market values were to increase, or were anticipated to increase above the fund's $1.00 NAV calculated using amortized cost, the board of trustees might supplement dividends in an effort to maintain the fund's $1.00 NAV.


                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a fund.


On each business day that the NAV of a fund is determined, such fund's net investment income will be declared after the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends are paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.


Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the board of trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss.

Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment. Note that most states grant tax-exempt status to distributions paid to shareholders from U.S. government securities.

A fund may engage in techniques that may alter the timing and character of its income. A fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.


                         CALCULATION OF PERFORMANCE DATA


The funds' current 7-day yields based on the seven days ended December 31, 1999 are stated below and were calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.



                   7-day Current Yield as of December 31, 1999



Schwab Money Market Fund                  5.31%

Schwab Government Money Fund              4.88%

Schwab U.S. Treasury Money Fund           4.63%



The funds' effective yields based on the seven days ended December 31, 1999 are stated below and were calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, with the resulting yield figure carried to at least the nearest one hundredth of one percent.



                  7-day Effective Yield as of December 31, 1999



Schwab Money Market Fund                  5.45%

Schwab Government Money Fund              5.00%

Schwab U.S. Treasury Money Fund           4.74%



A fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended December 31, 1999.


The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicated a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                         DUFF & PHELPS CREDIT RATING CO.


D-1 is the highest commercial paper rating assigned by Duff & Phelps Credit Rating Co. ("Duff"). Three gradations exist within this rating category: a D-1+ rating indicates the highest certainty of timely payment (issuer short-term liquidity is found to be outstanding and safety is deemed to be just below that of risk-free short-term U.S. Treasury obligations), a D-1 rating signifies a very high certainty of timely payment (issuer liquidity is determined to be excellent and risk factors are considered minor) and a D-1- rating denotes high certainty of timely payment (issuer liquidity factors are strong and risk is very small). A D-2 rating indicates a good certainty of timely payment; liquidity factors and company fundamentals are sound and risk factors are small.


                                      IBCA

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

              COMMERCIAL PAPER, SHORT-TERM OBLIGATIONS AND DEPOSIT
                          OBLIGATIONS ISSUED BY BANKS

                             THOMSON BANKWATCH (TBW)

TBW-1 is the highest category and indicates the degree of safety regarding timely repayment of principal and interest is very high. TBW-2 is the second highest category and while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

                       STATEMENT OF ADDITIONAL INFORMATION


                  SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
                         SCHWAB RETIREMENT MONEY FUND(R)



                                 APRIL 30, 2000



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated April 30, 2000 (as amended from time to time).


To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, day or night, or write to the funds at P.O. Box 7575, San Francisco, California 94120-7575. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.


The funds' most recent annual reports are separate documents supplied with the SAI and include the funds' audited financial statements, which are incorporated by reference into this SAI.


The funds are a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS

                                                                                Page
INVESTMENT OBJECTIVES, SECURITES,
RISKS AND LIMITATIONS.........................................................   2
MANAGEMENT OF THE FUNDS.......................................................   9
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................  12
INVESTMENT ADVISORY AND OTHER SERVICES........................................  12
BROKERAGE ALLOCATION AND OTHER PRACTICES......................................  14
DESCRIPTION OF THE TRUST......................................................  15
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER REPORTS
AND PRICING OF SHARES.........................................................  16
TAXATION......................................................................  17
CALCULATION OF PERFORMANCE DATA...............................................  19
APPENDIX - RATINGS OF INVESTMENT SECURITIES...................................  21

            INVESTMENT OBJECTIVES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES


Each fund's investment objective is to seek maximum current income consistent with liquidity and stability of capital. Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the funds will achieve their objectives.


The following investment securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7, unless otherwise noted. Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                         INVESTMENT SECURITIES AND RISKS

ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Based on the primary characteristics of the various types of asset-backed securities, for purposes of a fund's concentration policy, the following asset-backed securities industries have been selected:

credit card receivables, automobile receivables, trade receivables and diversified financial assets. A fund will limit its investments in each such industry to no more than 25% of its net assets.


BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.


BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each fund will not purchase securities while borrowings are outstanding.

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.


CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the funds have identified each foreign country as a separate bank industry for purposes of a fund's concentration policy. A fund will limit its investments in securities issued by foreign banks in each country to no more than 25% of its net assets.



CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.



DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.


Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rate of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund is a diversified mutual fund. Each fund also follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds. These requirements prohibit a taxable money fund from purchasing a security if more that 5% of its total assets would be invested in the securities of a single issuer, although a fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.

FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have more dramatic effects on the value of foreign securities.

In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to investments as a result of the conversion of the 11 of the 15 Economic Union Member States from their respective local currency to the official currency of the Economic and Monetary Union (EMU). As of January 3, 1999, the euro became the official currency of the EMU, the rate of exchange was set between the euro and the converted currencies of each country. The European Central Bank, all national central banks and all stock exchanges and began pricing, trading and settling in euro even if the securities traded are not denominated in euro. Each securities transaction that requires converting to euro may involve rounding that could affect the value of the security converted. In addition, issuers of securities that require converting may experience increased costs as a result of the conversion, which may affect the value of their securities. It is possible that uncertainties related to the conversion will affect investor expectations and cause investments to shift from or to European countries, thereby making the European market less liquid or more expensive. All of these factors could affect the value of a fund's investments and/or increase its expenses. While the investment adviser has taken steps to minimize the impact of the conversion on the funds, it is not possible to know precisely what impact the conversion will have on the funds, if any, nor is it possible to eliminate the risks completely.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.


LENDING of portfolio securities is a common practice in the securities industry. A fund will engage in security lending arrangements with the primary objective of increasing its income through investment of the cash collateral in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involve risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.



A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned;
(3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund.



Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to the fund, it is expected that the fund will do so only where the items being voted upon are, in the judgement of Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), either material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.


MATURITY OF INVESTMENTS. Each fund follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. These requirements prohibit a fund from purchasing a security with a remaining maturity of more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days.


MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.


Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.


PUTS are sometimes called demand features or guarantees, and are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.



QUALITY OF INVESTMENTS. The funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the board of trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Each fund's holdings of second tier securities will not exceed 5% of its assets, and investments in second tier securities of any one issuer will be limited to the greater of 1% of the fund's assets or $1 million.



Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund by the board of trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.



REPURCHASE AGREEMENTS. Repurchase agreements involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be "collateralized" by first tier securities in which the fund could invest directly. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7.


RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, the fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.


U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by the Federal National Mortgage Association (FNMA), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. These include obligations issued by the Federal Home Loan Mortgage Corporation (FHLMC or FREDDIE MAC), the Student Loan Marketing Association (SLMA or SALLIE MAE), the Federal Farm Credit Banks Funding Corporation (FFCB) and the federal Home Loan Banks (FHLB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields to fluctuate.



VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.


Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.





                             INVESTMENT LIMITATIONS







The following investment limitations may be changed only by a vote of a majority of each fund's outstanding shares.


EACH FUND MAY NOT:

(1) Purchase securities or make investments other than in accordance with its investment objectives and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) if, as a result thereof, more than 5% of the value of its assets would be invested in the securities of such issuer.


(3) Purchase, in the aggregate with all other Schwab Money Funds, more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class. (For purposes of this limitation, the following funds constitute the Schwab

     Money Funds: Schwab Money Market Fund, Schwab Government Money Fund, Schwab Retirement Money Fund and Schwab Institutional Advantage Money Fund.)

(4) Concentrate 25% or more of the value of its assets in any one industry; provided, however, that it reserves the freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the fund has determined to be subject to the same regulation as U.S. banks), or obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities in accordance its investment objective and policies.

(5) Invest more than 5% of its total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) that, with their predecessors, have a record of less than three years of continuous operation.

(6) Enter into repurchase agreements if, as a result thereof, more than 10% its net assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than 7-days and invested in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended). Each fund will invest no more than 10% of its net assets in illiquid securities.

(7) Invest more than 5% of its total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended).

(8) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the Trust or its investment adviser or the Sub-Adviser individually own beneficially more than 1/2 of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

(9) Invest in commodities or commodity contracts, futures contracts, real estate or real estate limited partnerships, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10) Invest for the purpose of exercising control or management of another issuer.

(11) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.1

(12) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies), except each fund may (1) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are publicly distributed or customarily purchased by institutional investors; and (2) lend its portfolio securities.

(13) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities. The funds will not borrow for leverage purposes or purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding. If for any reason the current value of the total net assets of any fund falls below an amount equal to three times the amount of indebtedness from money borrowed, such fund will, within three business days, reduce its indebtedness to the extent necessary.

(14) Write, purchase or sell puts, calls or combinations thereof.


1 See the description of the trustees' deferred compensation plan under "Management of the Funds" for an exception to this investment restriction.

(15) Make short sales of securities, or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(16) Invest in interests in oil, gas, mineral leases or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(17) Underwrite securities issued by others except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

(18) Issue senior securities as defined in the 1940 Act.

Except with respect to borrowings, concentration of investments and investments in illiquid securities, later changes in values or net assets do not require a fund to sell an investment even if it could not then make the same investment.

                             MANAGEMENT OF THE FUNDS


The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., are as follows:



                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS & AFFILIATIONS
NAME/DATE OF BIRTH                      THE TRUST
CHARLES R. SCHWAB*                      Chairman, Chief           Chairman and Co-Chief Executive Officer,
July 29, 1937                           Executive Officer and     Director, The Charles Schwab Corporation; Chief
                                        Trustee                   Executive Officer, Director, Charles Schwab
                                                                  Holdings, Inc.; Chairman, Director, Charles
                                                                  Schwab & Co., Inc., Charles Schwab Investment
                                                                  Management, Inc.; Director, The Charles Schwab
                                                                  Trust Company; Chairman, Schwab Retirement Plan
                                                                  Services, Inc.; Chairman and Director until
                                                                  January 1999, Mayer & Schweitzer, Inc. (a
                                                                  securities brokerage subsidiary of The Charles
                                                                  Schwab Corporation); Director, The Gap, Inc. (a
                                                                  clothing retailer), Transamerica Corporation (a
                                                                  financial services organization), AirTouch
                                                                  Communications (a telecommunications company)
                                                                  and Siebel Systems (a software company).


STEVEN L. SCHEID*                       President and Trustee     Vice Chairman and Executive Vice President, The
June 28, 1953                                                     Charles Schwab Corporation; Vice Chairman and
                                                                  Enterprise President - Financial Products and
                                                                  Services, Director, Charles Schwab & Co., Inc.;
                                                                  Chief Executive Officer and Chief Financial
                                                                  Officer, Director, Charles Schwab Investment
                                                                  Management, Inc. From 1994 to 1996, Mr. Scheid was
                                                                  Executive Vice President of Finance




*    This trustee is an "interested person" of the trusts.

                                                                  for First Interstate Bancorp and Principal Financial
                                                                  Officer from 1995 to 1996. Prior to 1994,
                                                                  Mr. Scheid was Chief Financial Officer, First
                                                                  Interstate Bank of Texas.

DONALD F. DORWARD                       Trustee                   Chief Executive Officer, Dorward & Associates
September 23, 1931                                                (corporate management, marketing and
                                                                  communications consulting firm).  From 1996 to
                                                                  1999, Executive Vice President and Managing
                                                                  Director, Grey Advertising.  From 1990 to 1996,
                                                                  Mr. Dorward was President and Chief Executive
                                                                  Officer, Dorward & Associates (advertising and
                                                                  marketing/consulting firm).

ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and Director,
May 15, 1931                                                      Semloh Financial, Inc. (international financial
                                                                  services and investment advisory firm).

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens & Company
June 28, 1938                                                     (Investments) and Chairman and Chief Executive
                                                                  Officer of North American Trust (real
                                                                  estate investment trust).

MICHAEL W. WILSEY                       Trustee                   Chairman, Chief Executive Officer and Director,
August 18, 1943                                                   Wilsey Bennett, Inc. (truck and air
                                                                  transportation, real estate investment and
                                                                  management, and investments).

WILLIAM J. KLIPP*1                      Trustee                   From 1991 to 1999, Mr. Klipp was Executive Vice
December 9, 1955                                                  President, SchwabFunds(R), Charles Schwab & Co.,
                                                                  Inc.; President and Chief Operating Officer,
                                                                  Charles Schwab Investment Management, Inc.

JEREMIAH H. CHAFKIN                     Executive Vice            Executive Vice President, SchwabFunds(R),
May 5, 1959                             President and Chief       Charles Schwab & Co., Inc.; President and Chief
                                        Operating Officer         Operating Officer, Charles Schwab Investment
                                                                  Management, Inc.  Prior to November 1999, Mr.
                                                                  Chafkin was Senior Managing Director, Bankers
                                                                  Trust Company.

TAI-CHIN TUNG                           Treasurer and Principal   Vice President, Treasurer and Controller,
March 7, 1951                           Financial Officer         Charles Schwab Investment Management, Inc.  From
                                                                  1994 to 1996, Ms. Tung was Controller for
                                                                  Robertson Stephens Investment Management, Inc.



*    This trustee is an "interested person" of the trusts.



1 Mr. Klipp departed Charles Schwab & Co., Inc. in 1999 and is expected to resign from the Board of Trustees prior to June 1, 2000.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

FRANCES COLE                            Secretary                 Senior Vice President, Chief Counsel and
September 9, 1955                                                 Assistant Corporate Secretary, Charles Schwab
                                                                  Investment Management, Inc.



Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for Schwab Capital Trust, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.



Each fund is overseen by a board of trustees. The board of trustees meets regularly to review each fund's activities, contractual arrangements and performance. The board of trustees is responsible for protecting the interests of a fund's shareholders. The following table provides information as of the fiscal year ended December 31, 1999, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 40 funds as of December 31, 1999.



Name of Trustee                         ($)                Pension or Retirement              ($)
                              Aggregate Compensation        Benefits Accrued as     Total Compensation from
                                     from each             Part of Fund Expenses         Fund Complex
                                       Fund
                           Institutional    Retirement
Charles R. Schwab                0               0                  N/A                        0
Steven L.Scheid                  0               0                  N/A                        0
William J. Klipp                 0               0                  N/A                        0
Donald F. Dorward              $2,745         $2,651                N/A                    $121,600
Robert G. Holmes               $2,745         $2,651                N/A                    $121,600
Donald R. Stephens             $2,745         $2,651                N/A                    $121,600
Michael W. Wilsey              $2,493         $2,410                N/A                    $111,600


                           DEFERRED COMPENSATION PLAN


Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.




Pursuant to the exemptive relief granted to the trust, each fund will purchase and maintain the selected SchwabFund securities in an amount equal to the deemed investments in that fund of the Deferred Fee Accounts of the independent trustees. The exemptive relief granted to the trust permits the funds and the trustees to purchase the selected SchwabFund securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the funds.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 3, 2000, the officers and trustees of the trust, as a group owned of record or beneficially less than 1% of the outstanding voting securities of each fund.



As of April 3, 2000, the following represents persons or entities that owned of record or beneficially, more than 5% of shares of a fund:



Schwab Institutional Advantage Money Fund
The Charles Schwab Trust Co.,                                82.42%

Schwab Retirement Money Fund
The Charles Schwab Trust Co.,                                65.67%


                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER


Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.



For its advisory and administrative services to the funds, the investment adviser is entitled to receive graduated annual fee payable monthly based on each fund's average daily net assets as described below.


First $1 billion - 0.38%
More than $1 billion but not exceeding $10 billion - 0.35%
More than $10 billion but not exceeding $20 billion - 0.32%
More than $20 billion - 0.30%


Prior to April 30, 1999, for its advisory and administrative services to the fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.46% of each fund's average daily net assets of the first $1 billion, 0.45% of the next $1 billion but not in excess of $3 billion, 0.40% of net assets over $3 billion but not in excess of $10 billion, 0.37% of such assets over $10 billion but not in excess of $20 billion and 0.34% of such assets over $20 billion.



For the fiscal years ended December 31, 1997, 1998, and 1999 Schwab Institutional Advantage Fund paid investment and advisory fees of $388,000 (fees were reduced by $768,000), $570,000 (fees were reduced by $939,000) and $940,000
(fees were reduced by $990,000), respectively.

For the fiscal years ended December 31, 1997, 1998, and 1999, Schwab Retirement Fund paid investment and advisory fees of $557,000 (fees were reduced by $114,000), $721,000 (fees were reduced by $138,000) and $989,000 (fees were reduced by $46,000), respectively.



The investment adviser and Schwab have guaranteed that, through at least April 30, 2001, the total operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab Institutional Advantage Money Fund and Schwab Retirement Money Fund will not exceed 0.50% and 0.73% of the average daily net assets, respectively.


                                   DISTRIBUTOR


Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement. Terms of continuation, termination and assignment under the agreement are identical to those described above with respect to the Advisory Agreement.



The funds pay other expenses that typically are connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.


                     SHAREHOLDER SERVICES AND TRANSFER AGENT


Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.


For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund payable monthly in the amount of 0.05% of its average daily net assets. For the services performed as shareholder services agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.20% of its average daily net assets.

                          CUSTODIAN AND FUND ACCOUNTANT


PFPC Trust Company, 8800 Tinicum Blvd., Third Floor Suite 200, Philadelphia, PA 19153, serves as custodian for the funds and PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant.



The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANTS



The funds' independent accountants, PricewaterhouseCoopers LLP, audit and report on the annual financial statements of each series of the trusts and review certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when a trust engages them to do so. Their address is 333 Market Street, San Francisco, CA 94105. Each fund's audited financial statements for the fiscal year ended December 31, 1999, are included in the fund's annual report, which is a separate report supplied with the SAI.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER


Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be zero.


                             PORTFOLIO TRANSACTIONS


In effecting securities transactions for a fund, the investment adviser seeks to obtain best execution. Subject to the supervision of the board of trustees, the investment adviser will select brokers and dealers for the funds on the basis of a number of factors, including, for example, price paid for securities, clearance, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, and order of call.


When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to other investment advisory clients, including mutual funds.


The funds expect that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.


The investment decisions for each fund are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as a fund. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a fund. However, it is the opinion of the board of trustees that the benefits conferred by the investment manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                            DESCRIPTION OF THE TRUST


Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.



The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's or class's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.



The funds may hold special meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.



The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. A majority of the outstanding voting shares of the fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.


   PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER REPORTS AND PRICING OF SHARES


                  PURCHASING AND REDEEMING SHARES OF THE FUNDS


The funds are open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 2000: Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received on that day.


As long as the funds or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.


Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.



The funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the board of trustees may deem advisable. Payment will be made wholly in cash unless the board of trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.



                        DELIVERY OF SHAREHOLDER DOCUMENTS



Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                PRICING OF SHARES


Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. When determining market values for portfolio securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's board of trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values, or values obtained from yield data relating to classes of portfolio securities.


The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the board of trustees believed would result in a material dilution to shareholders or purchasers, the board of trustees would promptly consider what action, if any, should be initiated.


If a fund's NAV calculated using market values declined, or were expected to decline, below the fund's $1.00 NAV calculated using amortized cost, the board of trustees might temporarily reduce or suspend dividend payments in an effort to maintain the fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the board of trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV calculated using market values were to increase, or were anticipated to increase above the fund's $1.00 NAV calculated using amortized cost, the board of trustees might supplement dividends in an effort to maintain the fund's $1.00 NAV.


                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS


It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.


The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a fund.


On each business day that the NAV of a fund is determined, such fund's net investment income will be declared after the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends are paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.


Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the board of trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

A fund may engage in techniques that may alter the timing and character of its income. A fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding."

Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.


                         CALCULATION OF PERFORMANCE DATA


The funds' current 7-day yields based on the seven days ended December 31, 1999 are stated below and were calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.



                  7-Day Current Yields as of December 31, 1999
            Schwab Institutional Advantage          5.52 %
            Money Fund

            Schwab Retirement Money Fund            5.32 %



The funds' effective yields based on the seven days ended December 31, 1999 are stated below and were calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, with the resulting yield figure carried to at least the nearest one hundredth of one percent.



                 7-Day Effective Yields as of December 31, 1999
            Schwab Institutional Advantage           5.67 %
            Money Fund

            Schwab Retirement Money Fund             5.46 %



A fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended December 31, 1999.


The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicated a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                         DUFF & PHELPS CREDIT RATING CO.


D-1 is the highest commercial paper rating assigned by Duff & Phelps Credit Rating Co. ("Duff"). Three gradations exist within this rating category: a D-1+ rating indicates the highest certainty of timely payment (issuer short-term liquidity is found to be outstanding and safety is deemed to be just below that of risk-free short-term U.S. Treasury obligations), a D-1 rating signifies a very high certainty of timely payment (issuer liquidity is determined to be excellent and risk factors are considered minor) and a D-1- rating denotes high certainty of timely payment (issuer liquidity factors are strong and risk is very small). A D-2 rating indicates a good certainty of timely payment; liquidity factors and company fundamentals are sound and risk factors are small.


                                      IBCA

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

              COMMERCIAL PAPER, SHORT-TERM OBLIGATIONS AND DEPOSIT
                          OBLIGATIONS ISSUED BY BANKS

                             THOMSON BANKWATCH (TBW)

TBW-1 is the highest category and indicates the degree of safety regarding timely repayment of principal and interest is very high. TBW-2 is the second highest category and while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

                       STATEMENT OF ADDITIONAL INFORMATION

                   SCHWAB MUNICIPAL MONEY FUNDS - SWEEP SHARES

                           SCHWAB MUNICIPAL MONEY FUND
                     SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
                      SCHWAB NEW YORK MUNICIPAL MONEY FUND
                     SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
                    SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
                       SCHWAB FLORIDA MUNICIPAL MONEY FUND


                                 APRIL 30, 2000



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated April 30, 2000 (as amended from time to time).


To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, day or night, or write to the funds at P.O. Box 7575, San Francisco, California 94120-7575. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.

The funds' most recent annual report is a separate document supplied with the SAI and includes the funds' audited financial statements, which are incorporated by reference into this SAI.

The funds are a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS


                                                                                            Page
INVESTMENT OBJECTIVES, STRATEGIES,
SECURITIES, RISKS AND LIMITATIONS .........................................................     2
MANAGEMENT OF THE FUNDS ...................................................................    13
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .......................................    16
INVESTMENT ADVISORY AND OTHER SERVICES ....................................................    16
BROKERAGE ALLOCATION AND OTHER PRACTICES ..................................................    19
DESCRIPTION OF THE TRUST ..................................................................    20
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER REPORTS
AND PRICING OF SHARES .....................................................................    21
TAXATION ..................................................................................    22
CALCULATION OF PERFORMANCE DATA ...........................................................    28
APPENDIX ..................................................................................    31

      INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Schwab Municipal Money Fund seeks maximum current income exempt from federal income tax consistent with liquidity and stability of capital.

Schwab California Municipal Money Fund seeks maximum current income exempt from federal and California state personal income taxes, consistent with liquidity and stability of capital.

Schwab New York Municipal Money Fund seeks to provide maximum current income exempt from federal and New York state and local personal income taxes, consistent with stability of capital.

Schwab New Jersey Municipal Money Fund seeks to provide maximum current income exempt from federal and New Jersey state personal income taxes, consistent with liquidity and stability of capital.

Schwab Pennsylvania Municipal Money Fund seeks to provide maximum current income exempt from federal and Pennsylvania state personal income taxes, consistent with liquidity and stability of capital.

Schwab Florida Municipal Money Fund seeks to provide maximum current income exempt from federal income taxes, consistent with liquidity and stability of capital, and also seeks to have its shares exempt from the Florida intangible tax.


Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the funds will achieve their objectives.





The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7, unless otherwise noted. Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                              INVESTMENT STRATEGIES

Schwab Municipal Money Fund (a national municipal money fund) seeks to achieve its investment objective by investing in municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects.

Schwab California Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in California municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of California issuers.

Schwab New York Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in New York municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of New York issuers.

Schwab New Jersey Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in New Jersey municipal money market securities. The fund will normally invest at least 80% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of New Jersey issuers.

Schwab Pennsylvania Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in Pennsylvania municipal money market securities. The fund will normally invest at least 80% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of Pennsylvania issuers.

Schwab Florida Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in Florida municipal money market securities. The fund will normally invest at least 80% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of Florida issuers.


                         INVESTMENT SECURITIES AND RISKS


BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each fund will not purchase securities while borrowings are outstanding.


COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.


CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities.


CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities as well as moral obligations, which are sometimes issued with municipal securities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.



DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.


Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rate of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund, except the Schwab Municipal Money Market Fund, is a non-diversified mutual fund. Each fund follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds. These requirements prohibit national municipal money funds from purchasing a security if more that 5% of a fund's total assets would be invested in the securities of a single issuer. State-specific municipal money funds are subject to the same prohibition, with respect to 75% of a fund's total assets. The regulation also allows funds to invest up to 25% of the fund's total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.

FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have more dramatic effects on the value of foreign securities.


In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to investments as a result of the conversion of the 11 of the 15 Economic Union Member States from their respective local currency to the official currency of the Economic and Monetary Union (EMU). As of January 3, 1999, the euro became the official currency of the EMU, the rate of exchange was set between the euro and the converted currencies of each country. The European Central Bank, all national central banks and all stock exchanges and began pricing, trading and settling in euro even if the securities traded are not denominated in euro. Each securities transaction that requires converting to euro may involve rounding that could affect the value of the security converted. In addition, issuers of securities that require converting may experience increased costs as a result of the conversion, which may affect the value of their securities. It is possible that uncertainties related to the conversion will affect investor expectations and cause investments to shift from or to European countries, thereby making the European market less liquid or more expensive. All of these factors could affect the value of a fund's investments and/or increase its expenses. While the investment adviser has taken steps to minimize the impact of the conversion on the funds, it is not possible to know precisely what impact the conversion will have on the funds, if any, nor is it possible to eliminate the risks completely.


ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.


MATURITY OF INVESTMENTS Each fund follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. These requirements prohibit a fund from purchasing a security with a remaining maturity of more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days.



MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.


Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

MUNICIPAL SECURITIES are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.


Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The funds may not be desirable investments for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users because distributions from the funds attributable to interest on such bonds may not be tax exempt. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in these funds.


Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. The maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.


Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.



Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The funds may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.


The funds also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality.


The investment adviser relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by a fund.



MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.



PUTS are sometimes called demand features or guarantees, and are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.



QUALITY OF INVESTMENTS. The funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the funds to invest exclusively in high-quality securities. Generally high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the board of trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Each fund's holdings of second tier securities will not exceed 5% of its assets, and investments in second tier securities of any one issuer will be limited to the greater of 1% of the fund's assets or $1 million.

Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund by the board of trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.


RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds may be issued under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, the fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by a fund including those managed by its investment adviser. Because other investment companies employ investment advisers and other service providers, investments by a fund may cause shareholders to pay duplicative fees. The funds intend to purchase securities of other investment companies in compliance with the requirements of section 12(d)(1)(F) of the 1940 Act or any applicable exemptive relief received from the SEC. Under that section, a fund is prohibited from purchasing the securities of other investment companies if, as a result, the fund together with its affiliates would own more than 3% of the total outstanding securities of those investment companies. In addition, a fund will vote proxies in accordance with the instructions received or vote proxies in the same proportion as the vote of all other shareholders of the Investment Company. If exemptive relief is received from the SEC, a fund may purchase more than 3% of certain securities of other investment companies and will only hold such securities in conformity with any applicable order from the SEC.


STATE-SPECIFIC MUNICIPAL MONEY FUNDS are municipal money market funds that invest primarily and generally predominately in municipal money market securities issued by or on behalf of one state or one state's counties, municipalities, authorities or other subdivisions.



These funds' securities are subject to the same general risks associated with other municipal money market funds' securities. In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within the appropriate state. A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.



These funds are not suitable for investors who would not benefit from the tax-exempt character of each fund's investments, such as holders of IRAs, qualified retirement plans or other tax-exempt entities.

TAXABLE SECURITIES. Under normal conditions, the funds do not intend to invest in securities in which interest is subject to federal income and/or state and local personal income taxes. However, from time to time, as a defensive measure or under abnormal market conditions, the funds may make temporary investments in securities, the interest on which is subject to federal income and/or state and local personal income taxes.


VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.


Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation. Synthetic variable or floating rate securities include tender option bond receipts.


Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund's investment limitations.






                             INVESTMENT LIMITATIONS



The following investment limitations may be changed only by vote of a majority of each fund's outstanding voting shares.


EACH OF SCHWAB MUNICIPAL MONEY FUND, SCHWAB CALIFORNIA MONEY FUND AND SCHWAB NEW YORK MONEY FUND MAY NOT:

(1) Purchase securities or make investments other than in accordance with investment objectives and policies.

(2) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of its total assets would be invested in any industry (although securities issued by governments or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction) or in any one state (although the limitation as to investments in a state or its political subdivision shall not apply to Schwab California Municipal Money Fund or Schwab New York Municipal Money Fund), nor may it enter into a repurchase agreement if more than 10% of its net assets would be subject to repurchase agreements maturing in more than 7-days.).

(3) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the trust or its investment adviser individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(4) Invest in commodities or commodity futures contracts or in real estate, except that each fund may invest in municipal securities secured by real estate or interests therein.

(5) Invest for the purpose of exercising control or management of another issuer.

(6) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in municipal securities of issuers which invest in or sponsor such programs.


(7) Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.


(8) Lend or borrow money, except to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(9) Pledge, mortgage or hypothecate any of its assets, except to the extent as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(10) Issue senior securities, except to the extent as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(11) Purchase securities of any issuer unless consistent with the maintenance of its respective status as a diversified company (in the case of Schwab Municipal Money Fund) or non-diversified company (in the case of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund) under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

EACH OF SCHWAB NEW JERSEY MUNICIPAL MONEY FUND, SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND AND SCHWAB FLORIDA MUNICIPAL MONEY FUND MAY NOT:

(1) Lend or borrow money, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) Pledge, mortgage or hypothecate any of its assets, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) Issue senior securities, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Underwrite securities, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) Concentrate investments in a particular industry or group of industries, as concentration is defined under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) Purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.


Concentration. The Securities and Exchange Commission presently defines concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.


Underwriting. As defined by the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate segregation of assets.


THE FOLLOWING RESTRICTIONS ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.


EACH OF THE SCHWAB MUNICIPAL MONEY FUND, SCHWAB CALIFORNIA MUNICIPAL MONEY FUND AND SCHWAB NEW YORK MONEY FUND MAY NOT:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its assets would be invested in the securities of that issuer, except that, with respect to Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, provided no more than 25% of the fund's total assets would be invested in the securities of a single issuer, up to 50% of the value of the fund's assets may be invested without regard to this 5% limitation. For purposes of this limitation, the fund will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

(2) Purchase securities of other investment companies, except as permitted by the 1940 Act.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money, except from banks for temporary purposes (but not for the purpose of purchasing investments), and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of the fund's net assets to secure borrowings. Reverse repurchase agreements entered into by the fund are permitted within the limitations of this paragraph. No such fund will purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.

(5) Write, purchase or sell puts, calls or combinations thereof, although it may purchase Municipal Securities subject to standby commitments, variable rate demand notes or repurchase agreements in accordance with its investment objective and policies.

(6) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(7)      Issue senior securities as defined in the 1940 Act.

SCHWAB FLORIDA MUNICIPAL MONEY FUND, SCHWAB NEW JERSEY MUNICIPAL MONEY FUND AND SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND MAY NOT:

(1) With respect to 75% of its total assets, purchase securities of any issuer (other than U.S. government securities or securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than 5% of total assets would be invested in the securities of such issuer; provided that the Fund may not invest more than 5% of its total assets in securities of a single issuer unless such securities are first tier securities.

(2) Purchase second tier conduit securities of any issuer (other than securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than the greater of 1% of its total assets or $1 million would be invested in second tier conduit securities of such issuer.

(3) Purchase securities of other investment companies, except as permitted by the 1940 Act.

(4) Borrow money for temporary or emergency purposes except that the Fund may (i) borrow money from banks and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and the Fund will not purchase securities while borrowings represent more than 5% of its total assets.

(5) Purchase securities of any issuer (other than obligations of, or guaranteed by the U.S. government its agencies or instrumentalities), if, as a result, 25% or more of its total assets would be invested in the securities of an issuer from a single industry or group of industries.

(6) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of securities or repurchase agreements).

(7) Purchase securities of any issuer if, as a result, more than 10% of its net assets would be invested in illiquid securities.

(8) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).

(9) Purchase securities on margin, except that the Fund may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Except with respect to borrowings, concentration of investments and investments in illiquid securities, later changes in values or net assets do not require a fund to sell an investment even if it could not then make the same investment.

                             MANAGEMENT OF THE FUNDS


The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., are as follows:



                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS & AFFILIATIONS
NAME/DATE OF BIRTH                      THE TRUST
--------------------------------------- ------------------------- --------------------------------------------------

CHARLES R. SCHWAB*                      Chairman, Chief           Chairman and Co-Chief Executive Officer,
July 29, 1937                           Executive Officer and     Director, The Charles Schwab Corporation; Chief
                                        Trustee                   Executive Officer, Director, Charles Schwab
                                                                  Holdings, Inc.; Chairman, Director, Charles
                                                                  Schwab & Co., Inc., Charles Schwab Investment
                                                                  Management, Inc.; Director, The Charles Schwab
                                                                  Trust Company; Chairman, Schwab Retirement Plan
                                                                  Services, Inc.; Chairman and Director until
                                                                  January 1999, Mayer & Schweitzer, Inc. (a
                                                                  securities brokerage subsidiary of The Charles
                                                                  Schwab Corporation); Director, The Gap, Inc. (a
                                                                  clothing retailer), Transamerica Corporation (a
                                                                  financial services organization), AirTouch
                                                                  Communications (a telecommunications company)
                                                                  and Siebel Systems (a software company).

STEVEN L. SCHEID*                       President and Trustee     Vice Chairman and Executive Vice President, The
June 28, 1953                                                     Charles Schwab Corporation; Vice Chairman and
                                                                  Enterprise President - Financial Products and
                                                                  Services, Director, Charles Schwab & Co., Inc.;
                                                                  Chief Executive Officer and Chief Financial
                                                                  Officer, Director, Charles Schwab Investment
                                                                  Management, Inc. From 1994 to 1996, Mr. Scheid
                                                                  was Executive Vice President of Finance for
                                                                  First Interstate Bancorp and Principal Financial
                                                                  Officer from 1995 to 1996. Prior to 1994,
                                                                  Mr. Scheid was Chief Financial Officer, First
                                                                  Interstate Bank of Texas.

DONALD F. DORWARD                       Trustee                   Chief Executive Officer, Dorward & Associates
September 23, 1931                                                (corporate management, marketing and
                                                                  communications consulting firm).  From 1996 to
                                                                  1999, Executive Vice President and Managing
                                                                  Director, Grey Advertising.  From 1990 to 1996,
                                                                  Mr. Dorward was President and Chief Executive
                                                                  Officer, Dorward & Associates (advertising and
                                                                  marketing/consulting firm).

ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and Director,
May 15, 1931                                                      Semloh Financial, Inc. (international financial
                                                                  services and investment advisory firm).

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens & Company
June 28, 1938                                                     (Investments) and Chairman and Chief Executive
                                                                  Officer of North American Trust (real estate
                                                                  investment trust).

MICHAEL W. WILSEY                       Trustee                   Chairman, Chief Executive Officer and Director,
August 18, 1943                                                   Wilsey Bennett, Inc. (truck and air
                                                                  transportation, real estate investment and
                                                                  management, and investments).

WILLIAM J. KLIPP*1                      Trustee                   From 1991 to 1999, Mr. Klipp was Executive Vice
December 9, 1955                                                  President, SchwabFunds(R), Charles Schwab & Co.,
                                                                  Inc.; President and Chief Operating Officer,
                                                                  Charles Schwab Investment Management, Inc.

JEREMIAH H. CHAFKIN                     Executive Vice            Executive Vice President, SchwabFunds(R),
May 5, 1959                             President and Chief       Charles Schwab & Co., Inc.; President and Chief
                                        Operating Officer         Operating Officer, Charles Schwab Investment



--------

* This trustee is an "interested person" of the trusts.



* This trustee is an "interested person" of the trusts.



1 Mr. Klipp departed Charles Schwab & Co., Inc. in 1999 and is expected to resign from the Board of Trustees prior to June 1, 2000.

                                                                  Management, Inc.  Prior to November 1999, Mr.
                                                                  Chafkin was Senior Managing Director, Bankers
                                                                  Trust Company.

TAI-CHIN TUNG                           Treasurer and Principal   Vice President, Treasurer and Controller,
March 7, 1951                           Financial Officer         Charles Schwab Investment Management, Inc.  From
                                                                  1994 to 1996, Ms. Tung was Controller for
                                                                  Robertson Stephens Investment Management, Inc.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

FRANCES COLE                            Secretary                 Senior Vice President, Chief Counsel and
September 9, 1955                                                 Assistant Corporate Secretary, Charles Schwab
                                                                  Investment Management, Inc.



Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for Schwab Capital Trust, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.



Each fund is overseen by a board of trustees. The board of trustees meets regularly to review each fund's activities, contractual arrangements and performance. The board of trustees is responsible for protecting the interests of a fund's shareholders. The following table provides information as of fiscal year ended December 31, 1999, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 40 funds as of December 31, 1999.



Name of                      Aggregate Compensation from each Fund               Pension or        ($)Total
Trustee                                                                          Retirement      Compensation
                                                                                  Benefits     from Fund Complex
                                                                                 Accrued as
                                                                                Part of Fund
                                                                                  Expenses
                 Municipal  Cali-      New       New        Penn-    Florida
                   Money    fornia     York     Jersey     sylvania

Charles R.          0          0        0          0         0          0            N/A                  0
Schwab

Steven L.           0          0        0          0         0          0            N/A                  0
Scheid

William J.          0          0        0          0         0          0            N/A                  0
Klipp

Donald F.        $5,815     $4,420   $2,878     $2,600    $2,603     $2,797          N/A             $121,600
Dorward

Robert G.        $5,815     $4,420   $2,878     $2,600    $2,603     $2,797          N/A             $121,600
Holmes

Donald R.        $5,815     $4,420   $2,878     $2,600    $2,603     $2,797          N/A             $121,600
Stephens

Michael W.       $5,304     $4,021   $2,617     $2,363    $2,367     $2,546          N/A             $111,600
Wilsey

                           DEFERRED COMPENSATION PLAN


Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.


Pursuant to the exemptive relief granted to the trust, each fund will purchase and maintain the Selected SchwabFund Securities in an amount equal to the deemed investments in that fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the funds and the trustees to purchase the Selected SchwabFund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the funds.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 3, 2000, the officers and trustees of the trust, as a group owned of record or beneficially, less than 1% of the outstanding voting securities of each fund.



As of April 3, 2000, the following represents persons or entities that owned of record or beneficially, more than 5% of shares of a fund:



Schwab Pennsylvania Municipal Money Fund-Sweep Shares
Washburn S. Oberwager
Financial Advisor                                                        6.06%


                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER


Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.



For its advisory and administrative services to each municipal fund, the investment adviser is entitled to receive graduated annual fee payable monthly based on each fund's average daily net assets as described below.


First $1 billion - 0.38%
More than $1 billion but not exceeding $10 billion - 0.35%
More than $10 billion but not exceeding $20 billion - 0.32%
More than $20 billion - 0.30%.

Prior to April 30, 1999, for its advisory and administrative services to each fund, the investment adviser was entitled to receive a graduated annual fee, payable monthly, of 0.46% of the fund's average daily net assets of the first $1 billion, 0.41% of the next $1 billion, and 0.40% of net assets over $2 billion.



For the fiscal years ended December 31, 1997, 1998 and 1999, Schwab Municipal Money Fund paid investment and advisory fees of $9,331,000 (fees were reduced by $10,977,000), $11,593,000 (fees were reduced by $13,780,000) and $13,623,000
(fees were reduced by $14,529,000), respectively.



For the fiscal years ended December 31, 1997, 1998 and 1999, Schwab California Municipal Money fund paid investment and advisory fees of $4,824,000 (fees were reduced by $6,548,000), $6,118,000 (fees were reduced by $8,464,000) and
$7,639,000 (fees were reduced by $8,816,000), respectively.



For the fiscal years ended December 31, 1997, 1998 and 1999, Schwab New York Municipal Money Fund paid investment and advisory fees of $675,000 (fees were reduced by $1,192,000) $1,069,000 (fees were reduced by $1,677,000) and
$1,458,000 (fees were reduced by $1,708,000), respectively.



For the period of February 2, 1998 (commencement of operations) to December 31, 1998 and fiscal year end December 31, 1999, Schwab New Jersey Municipal Money Fund paid investment and advisory fees of $0 (fees were reduced $268,000) and $155,000 (fees were reduced by $404,000), respectively.



For the period of February 2, 1998 (commencement of operations) to December 31, 1998 and fiscal year end December 31, 1999, Schwab Pennsylvania Municipal Money Fund paid investment and advisory fees of $0 (fees were reduced $271,000) and $157,000 (fees were reduced by $399,000), respectively.



For the period of March 18, 1998 (commencement of operations) to December 31, 1998 and fiscal year December 31, 1999, Schwab Florida Municipal Money Fund paid investment and advisory fees of $171,000 (fees were reduced $1,353,000) and $450,000 (fees were reduced by $1,931,000), respectively.



The investment adviser and Schwab have guaranteed that through at least April 30,2001, total operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares of the Schwab Municipal Money Fund, the Schwab California Municipal Money Fund, the Schwab New York Municipal Money Fund, the Schwab New Jersey Municipal Money Fund, the Schwab Pennsylvania Municipal Money Fund and the Schwab Florida Municipal Money Fund will not exceed 0.66%, 0.65%, 0.69%, 0.65%, 0.65% and 0.59%, respectively, of average daily net assets.


                                   DISTRIBUTOR


Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement. Terms of continuation, termination and assignment under the agreement are identical to those described above with respect to the Advisory Agreement.



The funds pay other expenses that are typically connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT


Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.



For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.25% of each fund's average daily net assets. For the services performed as shareholder services agent under its contract with each fund, Schwab is entitled to receive an annual fee from the Sweep Shares of each fund, payable monthly in the amount of 0.20% of the average daily net assets of each fund.


                          CUSTODIAN AND FUND ACCOUNTANT


PFPC Trust Company, 8800 Tinicum Blvd, Third Floor Suite 200, Philadelphia, PA 19153, serves as custodian for the funds and PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant.



The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANTS



The funds' independent accountants, PricewaterhouseCoopers LLP, audit and report on the annual financial statements of each series of the trusts and review certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when a trust engages them to do so. Their address is 333 Market Street, San Francisco, CA 94105. Each fund's audited financial statements for the fiscal year ended December 31, 1999, are included in the funds' annual report, which is a separate report supplied with the SAI.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER


Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be zero.


                             PORTFOLIO TRANSACTIONS


In effecting securities transactions for a fund, the investment adviser seeks to obtain best execution. Subject to the supervision of the board of trustees, the investment adviser will select brokers and dealers for the funds on the basis of a number of factors, including, for example, price paid for securities clearance, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, and order of call.


When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to other investment advisory clients, including mutual funds.


The funds expect that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.


The investment decisions for each fund are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as a fund. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a fund. However, it is the opinion of the board of trustees that the benefits conferred by the investment adviser outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                            DESCRIPTION OF THE TRUST


Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.



The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's or class's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.



The funds may hold special meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.



The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. A majority of the outstanding voting shares of the fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at net asset value per share as determined in accordance with the bylaws.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS


The funds are open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 2000: Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received on that day.


As long as the funds or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.


Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.



The funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the board of trustees may deem advisable. Payment will be made wholly in cash unless the board of trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.


Each of Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund is composed of two classes of shares, which share a common investment portfolio and objective. The Sweep Shares are designed to provide convenience through automatic investment of uninvested cash balances in your Schwab account, although shares also may be purchased directly. The Value Advantage Shares, which are not offered through this SAI, do not have a sweep feature, but rather must be purchased directly.


                        DELIVERY OF SHAREHOLDER DOCUMENTS



Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding."

If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.


                                PRICING OF SHARES


Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. When determining market values for portfolio securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's board of trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.


The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the board of trustees believed would result in a material dilution to shareholders or purchasers, the board of trustees would promptly consider what action, if any, should be initiated.


If a fund's NAV calculated using market values declined, or were expected to decline, below the fund's $1.00 NAV calculated using amortized cost, the board of trustees might temporarily reduce or suspend dividend payments in an effort to maintain the fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the board of trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV (calculated using market values) were to increase, or were anticipated to increase above the fund's $1.00 (calculated using amortized cost), the board of trustees might supplement dividends in an effort to maintain the fund's $1.00 NAV.


                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a fund.


On each business day that the NAV of a fund is determined, such fund's net investment income will be declared after the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends are paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.


Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the board of trustees.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

Each fund may engage in investment techniques that may alter the timing and character of its income. Each fund may be restricted in its use of these techniques by rules relating to its qualifications as regulated investment companies.

A fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.



If, at the close of each quarter of its taxable year, at least 50% of the value of a fund's assets consist of obligations the interest on which is excludable from gross income, the fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.



Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax (AMT) imposed by Section 55 of the Code. The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer's federal income tax liability. The AMT may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and, therefore, potentially subject to AMT) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporations' alternative minimum taxable income for purposes of determining the AMT.



Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest that may have an effect on the ability of a fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."



Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the funds is not deductible for federal income tax purposes. Furthermore, these funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") or facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facilities financed from the proceeds of such bonds.

                             STATE TAX CONSIDERATION


The following tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax adviser for more detailed information about state taxes to which they may be subject.


                          CALIFORNIA TAX CONSIDERATIONS


The fund intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the fund's taxable year, at least 50% of the value of the fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the fund continues to qualify as a regulated investment company.


If the fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. The fund will notify its shareholders of the amount of exempt-interest dividends each year.

Corporations subject to California franchise tax that invest in the fund may not be entitled to exclude California exempt-interest dividends from income.


Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the fund's earnings and profits.


Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the fund will not be deductible for California personal income tax purposes if the fund distributes California exempt-interest dividends.


If a fund qualifies to pay California exempt-interest dividends to shareholders, dividends distributed to shareholders will be considered California exempt-interest dividends (1) if they are designated as exempt-interest dividends by the fund in a written notice to shareholders mailed within 60 days of the close of the fund's taxable year and (2) to the extent the interest received by the fund during the year on California Tax Exempt Obligations exceeds expenses of the fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend.


                           NEW YORK TAX CONSIDERATIONS


The following is a general, abbreviated summary of certain of the provisions of the New York tax code presently in effect as they directly govern the taxation of shareholders subject to New York individual income, corporate and unincorporated business tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

Dividends paid by the fund that are derived from interest on Municipal Securities issued by New York State and political subdivisions or any agency or instrumentality thereof which interest would be exempt under federal law from New York State tax if held by an individual, will be exempt from New York State and New York City personal income and unincorporated business taxes. Dividends paid by the fund that are derived from interest on Municipal Securities issued by New York and political subdivisions or any agency or instrumentality thereof will be subject to the New York State corporate franchise tax and the New York City general corporation tax only if they have a sufficient nexus with New York State or New York City.



Other dividends and distributions from other Municipal Securities, U.S. Government obligations, taxable income and capital gains that are not exempt from state taxation under federal law and distributions attributable to capital gains, will be subject to New York State personal income tax and New York City personal income tax. Gain from the sale, exchange or other disposition of shares will be subject to the New York State personal income and franchise taxes and the New York City personal income, unincorporated business and general corporation taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of the fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.


                          NEW JERSEY TAX CONSIDERATIONS


Under current law, investors in the fund will not be subject to the New Jersey Gross Income Tax on distributions from the fund attributable to interest income from (and net gain, if any, from the disposition of) New Jersey Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities ("Federal Securities") held by the fund, either when received by the fund or when credited or distributed to the investors, provided that the fund meets the requirements for a qualified investment fund by: 1) maintaining its registration as a registered investment company with the SEC; 2) investing at least 80% of the aggregate principal amount of the fund's investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey municipal securities or federal securities at the close of each quarter of the tax year; 3) investing 100% of its assets in interest-bearing obligations, discount obligations, cash and cash items, including receivables, financial options, futures forward contracts, or other similar financial instruments relating to interest-bearing obligations, discount obligations or bond indexes related thereto; and 4) complying with certain continuing reporting requirements.


However, in Colonial Trust III and Investment Company Institute v. Director, Division of Taxation, DKT No. 009777-93 (NJ Tax Court, Feb. 21, 1997) the New Jersey Tax Court nullified the New Jersey threshold requirements stated above. The court ruled that New Jersey could not impose its gross income tax on shareholder distributions attributable to interest paid on obligations of the United States government from a mutual fund that did not meet the requirements to be a qualified investment fund.

For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey municipal securities and federal securities, and distributions from net realized capital gains in respect of such investments, will be taxable.

Gain on the disposition of shares is not subject to New Jersey Gross Income Tax, provided that the fund meets the requirements for qualified investment fund set forth above.

                         PENNSYLVANIA TAX CONSIDERATIONS


For purposes of the Pennsylvania Personal Income Tax and the Philadelphia School District Investment Net Income Tax, distributions which are attributable to interest received by the fund from its investments in Pennsylvania Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities (Federal Securities) are not taxable. Distributions by the fund to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania Personal Income Tax and (for residents of Philadelphia) to the Philadelphia School District Investment Net Income Tax.



Distributions paid by the fund, which are excludable as exempt income for federal tax purposes, are not subject to the Pennsylvania corporate net income tax. An additional deduction from Pennsylvania taxable income is permitted for the amount of distributions paid by the fund attributable to interest received by the fund from its investments in Pennsylvania municipal securities and federal securities to the extent included in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the federal income tax return that would not have been allowed under the Code if the interest were exempt from federal income tax. Distributions by the fund attributable to most other sources may be subject to the Pennsylvania corporate net income tax. It is the current position of the Pennsylvania Department of Revenue that fund shares are considered exempt assets (with a pro rata exclusion based on the value of the fund attributable to its investments in Pennsylvania municipal securities and federal securities) for purposes of determining a corporation's stock value subject to the Commonwealth's capital stock tax or franchise tax.



The fund intends to invest primarily in obligations which produce interest exempt from federal and Pennsylvania taxes. If the fund invests in obligations that are not exempt for Pennsylvania purposes but are exempt for federal purposes, a portion of the fund's distributions will be subject to Pennsylvania personal income tax.


                             FLORIDA INTANGIBLE TAX


Florida does not currently impose an income tax on individuals; therefore distributions made by the fund to Florida residents will not be subject to any state income taxes. Distributions made to shareholders which are Florida corporations may be subject to Florida's corporate income tax.



Florida imposes an intangible personal property tax of 0.20% on all intangible personal property owned by Florida residents on January 1st of each year, including stocks and other securities. Certain types of property are exempt from the intangibles tax such as, securities issued by the United States government or its agencies and obligations issued by the State of Florida or its municipalities or counties. A fund will be exempt from Florida's intangibles tax for any given year, if as of the close of business on December 31st of the previous year, 90% or more of the net asset value of the fund's assets consists of exempt securities.



Therefore, in order for the fund and its shareholders to benefit from the exemption, the fund may have to sell any non-exempt securities which it holds in its portfolio prior to the close of business on December 31st of each year. This may cause the fund to liquidate certain of its investments when it would be disadvantageous to do so in order to qualify for the exemption thereby reducing the fund's aggregate investment return.


                         CALCULATION OF PERFORMANCE DATA


The funds' current 7-day yields based on the seven days ended December 31, 1999 are stated below and were calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and the multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.



                   7-Day Current Yield as of December 31, 1999



Municipal Money Fund Sweep Shares - Sweep Shares                   3.83%

California Municipal Money Fund - Sweep Shares                     3.37%

New York Municipal Money Fund - Sweep Shares                       3.64%

New Jersey Municipal Money Fund - Sweep Shares                     3.66%

Pennsylvania Municipal Money Fund - Sweep Shares                   3.81%

Florida Municipal Money Fund - Sweep Shares                        3.82%



The funds' effective yields based on the seven days ended December 31, 1999 are stated below and were calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, with the resulting yield figure carried to at least the nearest one hundredth of one percent.



                  7-Day Effective Yield as of December 31, 1999



Municipal Money Fund  - Sweep Shares                               3.90%

California Municipal Money Fund - Sweep Shares                     3.43%

New York Municipal Money Fund  - Sweep Shares                      3.71%

New Jersey Municipal Money Fund - Sweep Shares                     3.73%

Pennsylvania Municipal Money Fund - Sweep Shares                   3.88%


Florida Municipal Money Fund - Sweep Shares                        3.89%


The fund's tax-equivalent current 7-day yields based on the 7-days ended December 31, 1999 are stated below and were calculated by dividing that portion of the fund's current 7-day yield (as described above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the fund's yield that is not tax-exempt.



           7-Day Tax-Equivalent Current Yield as of December 31, 1999



Municipal Money Fund - Sweep Shares                                6.34%

California Municipal Money Fund - Sweep Shares                     6.15%

New York Municipal Money Fund - Sweep Shares                       6.75%

New Jersey Municipal Money Fund - Sweep Shares                     6.47%

Pennsylvania Municipal Money Fund - Sweep Shares                   6.49%

Florida Municipal Money Fund - Sweep Shares                        6.32%



The fund's tax-equivalent effective 7-day yields based on the 7-days ended December 31, 1999 are stated below and were calculated by dividing that portion of the fund's effective 7-day yield (as described above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the fund's yield that is not tax-exempt.



          7-Day Tax-Equivalent Effective Yield as of December 31, 1999



Municipal Money Fund - Sweep Shares                                6.46%

California Municipal Money Fund - Sweep Shares                     6.26%

New York Municipal Money Fund - Sweep Shares                       6.88%

New Jersey Municipal Money Fund - Sweep Shares                     6.60%

Pennsylvania Municipal Money Fund - Sweep Shares                   6.61%

Florida Municipal Money Fund - Sweep Shares                        6.44%



The above tax-equivalent yields assume payment of federal income tax at a rate of 39.60% and a California income tax rate of 45.22% or a New York income tax rate of 46.05% or a New Jersey income tax rate of 43.45% or a Pennsylvania income tax rate of 41.29%.


A fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals.

In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended December 31, 1999.


The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicated a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                         DUFF & PHELPS CREDIT RATING CO.


D-1 is the highest commercial paper rating assigned by Duff & Phelps Credit Rating Co. ("Duff"). Three gradations exist within this rating category: a D-1+ rating indicates the highest certainty of timely payment (issuer short-term liquidity is found to be outstanding and safety is deemed to be just below that of risk-free short-term U.S. Treasury obligations), a D-1 rating signifies a very high certainty of timely payment (issuer liquidity is determined to be excellent and risk factors are considered minor) and a D-1- rating denotes high certainty of timely payment (issuer liquidity factors are strong and risk is very small). A D-2 rating indicates a good certainty of timely payment; liquidity factors and company fundamentals are sound and risk factors are small.


                                      IBCA

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

COMMERCIAL PAPER, SHORT-TERM OBLIGATIONS AND DEPOSIT OBLIGATIONS ISSUED BY BANKS

                             THOMSON BANKWATCH (TBW)

TBW-1 is the highest category and indicates the degree of safety regarding timely repayment of principal and interest is very high. TBW-2 is the second highest category and while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

                       STATEMENT OF ADDITIONAL INFORMATION

                         VALUE ADVANTAGE INVESTMENTS(R)

             SCHWAB MUNICIPAL MONEY FUND - VALUE ADVANTAGE SHARES(TM)
        SCHWAB CALIFORNIA MUNICIPAL MONEY FUND - VALUE ADVANTAGE SHARES(TM)
         SCHWAB NEW YORK MUNICIPAL MONEY FUND - VALUE ADVANTAGE SHARES(TM)
             SCHWAB VALUE ADVANTAGE MONEY FUND(R) - INVESTOR SHARES


                                 APRIL 30, 2000



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated April 30, 2000 (as amended from time to time).


To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, day or night, or write to the funds at P.O Box 7575, San Francisco, California 94120-7575. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.

The funds' most recent annual report is a separate document supplied with the SAI and includes the funds' audited financial statements, which are incorporated by reference into this SAI.

The funds are a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS


                                                                                             Page
                                                                                             ----
INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES,
RISKS AND LIMITATIONS...........................................................................2
MANAGEMENT OF THE FUNDS........................................................................14
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES............................................17
INVESTMENT ADVISORY AND OTHER SERVICES.........................................................18
BROKERAGE ALLOCATION AND OTHER PRACTICES.......................................................20
DESCRIPTION OF THE TRUST.......................................................................21
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER REPORTS
AND PRICING OF SHARES..........................................................................22
TAXATION.......................................................................................23
CALCULATION OF PERFORMANCE DATA................................................................27
APPENDIX.......................................................................................30

      INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Schwab Municipal Money Fund seeks maximum current income exempt from federal income tax consistent with liquidity and stability of capital.

Schwab California Municipal Money Fund seeks maximum current income exempt from federal and California state personal income taxes consistent with liquidity and stability of capital.

Schwab New York Municipal Money Fund seeks to provide maximum current income exempt from federal and New York state and local personal income taxes consistent with liquidity and stability of capital.

Schwab Value Advantage Money Fund seeks maximum current income consistent with liquidity and stability of capital.


Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the funds will achieve their objectives.


The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7, unless otherwise noted. Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                              INVESTMENT STRATEGIES

Schwab Municipal Money Fund (a national municipal money fund) seeks to achieve its investment objective by investing in municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects.

Schwab California Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in California municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of California issuers.

Schwab New York Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in New York municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of New York issuers.


Schwab Value Advantage Money Fund (a taxable money fund) seeks to achieve its investment objective by investing in high-quality, U.S. dollar-denominated money market securities, including U.S. government securities and repurchase agreements for these securities.



                         INVESTMENT SECURITIES AND RISKS

ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Based on the primary characteristics of the various types of asset-backed securities, for purposes of a fund's concentration policy, the following asset-backed securities industries have been selected: credit card receivables, automobile receivables, trade receivables and diversified financial assets. A fund will limit its investments in each such industry to no more than 25% of its net assets.


BANKERS' ACCEPTANCES are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.


BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each fund will not purchase securities while borrowings are outstanding.

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consist of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.


CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the funds have identified each foreign country as a separate bank industry for purposes of a fund's concentration policy. A fund will limit its investments in securities issued by foreign banks in each country to no more than 25% of its net assets.



CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.



DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.


Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rate of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each of Schwab Municipal Money Fund and Schwab Value Advantage Money Fund is a diversified mutual fund. Each of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund is a non-diversified mutual fund. Each fund also follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds. These requirements prohibit taxable and national municipal money funds from purchasing a security if more that 5% of the fund's total assets would be invested in the securities of a single issuer. State-specific municipal money funds are subject to the same prohibition with respect to 75% of a fund's total assets. The regulation also allows funds to invest up to 25% of the fund's total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.


FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have more dramatic effects on the value of foreign securities.

In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to investments as a result of the conversion of the 11 of the 15 Economic Union Member States from their respective local currency to the official currency of the Economic and Monetary Union (EMU). As of January 3, 1999, the euro became the official currency of the EMU, the rate of exchange was set between the euro and the converted currencies of each country. The European Central Bank, all national central banks and all stock exchanges and began pricing, trading and settling in euro even if the securities traded are not denominated in euro. Each securities transaction that requires converting to euro may involve rounding that could affect the value of the security converted. In addition, issuers of securities that require converting may experience increased costs as a result of the conversion, which may affect the value of their securities. It is possible that uncertainties related to the conversion will affect investor expectations and cause investments to shift from or to European countries, thereby making the European market less liquid or more expensive. All of these factors could affect the value of a fund's investments and/or increase its expenses. While the investment adviser has taken steps to minimize the impact of the conversion on the funds, it is not possible to know precisely what impact the conversion will have on the funds, if any, nor is it possible to eliminate the risks completely.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

MATURITY OF INVESTMENTS. Each fund follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. These requirements prohibit a fund from purchasing a security with a remaining maturity of more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.


Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

MUNICIPAL SECURITIES are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.


Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The funds may not be desirable investments for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users because distributions from the funds attributable to interest on such bonds may not be tax exempt. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in these funds.


Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. The maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.


Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.



Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The funds may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.


The funds also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality.


The investment adviser relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by a fund.



MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.


PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.


PUTS are sometimes called demand features or guarantees, and are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.



QUALITY OF INVESTMENTS. The funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the board of trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Each fund's holdings of second tier securities will not exceed 5% of its assets, and investments in second tier securities of any one issuer will be limited to the greater of 1% of the fund's assets or $1 million.



Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund by the board of trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.



REPURCHASE AGREEMENTS. Repurchase agreements involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be "collateralized" by first tier securities in which the fund could invest directly. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7.


RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds may be issued under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, the fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by a fund including those managed by its investment adviser. Because other investment companies employ investment advisers and other service providers, investments by a fund may cause shareholders to pay duplicative fees. The funds intend to purchase securities of other investment companies in compliance with the requirements of section 12(d)(1)(F) of the 1940 Act or any applicable exemptive relief received from the SEC. Under that section, a fund is prohibited from purchasing the securities of other investment companies if, as a result, the fund together with its affiliates would own more than 3% of the total outstanding securities of those investment companies. In addition, a fund will vote proxies in accordance with the instructions received or vote proxies in the same proportion as the vote of all other shareholders of the Investment Company. If exemptive relief is received from the SEC, a fund may purchase more than 3% of certain securities of other investment companies and will only hold such securities in conformity with any applicable order from the SEC.


STATE-SPECIFIC MUNICIPAL MONEY FUNDS are municipal money market funds that invest primarily and generally predominately in municipal money market securities issued by or on behalf of one state or one state's counties, municipalities, authorities or other subdivisions.



These funds' securities are subject to the same general risks associated with other municipal money market funds' securities. In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within the appropriate state. A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.



These fund's are not suitable for investors who would not benefit from the tax-exempt character of each fund's investments, such as holders of IRAs, qualified retirement plans or other tax-exempt entities.





STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.

TAXABLE SECURITIES. Under normal conditions, the municipal funds do not intend to invest in securities in which interest is subject to federal income and/or state and local personal income taxes. However, from time to time, as a defensive measure or under abnormal market conditions, the municipal funds may make temporary investments in securities, the interest on which is subject to federal income and/or state and local personal income taxes.


U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by the Federal National Mortgage Association (FNMA), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. These include obligations issued by the Federal Home Loan Mortgage Corporation (FHLMC or FREDDIE MAC), the Student Loan Marketing Association (SLMA or SALLIE MAE), the Federal Farm Credit Banks Funding Corporation (FFCB) and the Federal Home Loan Bank (FHLB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields to fluctuate.



VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.


Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation. Synthetic variable or floating rate securities include tender option bond receipts.


Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund's investment limitations.






                             INVESTMENT LIMITATIONS






The following investment limitations may be changed only by vote of a majority of each fund's outstanding voting shares.


EACH MUNICIPAL MONEY FUND MAY NOT:

(1) Purchase securities or make investments other than in accordance with investment objectives and policies.

(2) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of its total assets would be invested in any industry (although securities issued by governments or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction) or in any one state (although the limitation as to investments in a state or its political subdivision shall not apply to Schwab California Municipal Money Fund or Schwab New York Municipal Money Fund), or enter into a repurchase agreement if more than 10% of its net assets would be subject to repurchase agreements maturing in more than 7-days.).

(3) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the Trust or its investment adviser individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(4) Invest in commodities or commodity futures contracts or in real estate, except that each fund may invest in municipal securities secured by real estate or interests therein.

(5) Invest for the purpose of exercising control or management of another issuer.

(6) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in municipal securities of issuers which invest in or sponsor such programs.


(7) Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.


(8) Lend or borrow money, except to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(9) Pledge, mortgage or hypothecate any of its assets, except to the extent as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(10) Issue senior securities, except to the extent as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(11) Purchase securities of any issuer unless consistent with the maintenance of its respective status as a diversified company (in the case of Schwab Municipal Money Fund) or non-diversified company (in the case of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund) under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) MAY NOT:

(1) Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter under the federal securities laws in connection with the disposition of securities from its investment portfolio.

(2) Invest in commodities or commodity contracts, including futures contracts, or in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.


(3) Concentrate 25% or more of the value of its assets in any one industry; provided, however, that the fund reserves freedom of action to invest up to 100% of its assets in certificates of deposit or banker's acceptances issued by U.S. banks and U.S. branches of those foreign banks that the investment adviser has determined to be subject to the same regulation as U.

         S. banks, or obligations of or guaranteed by the U.S. government, its agencies or instrumentalities.


(4) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(5)      Issue senior securities as defined in the 1940 Act.

(6) Purchase securities of any issuer unless only when consistent with the maintenance of its respective status as a diversified company under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Borrow money, except to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.


Concentration. The Securities and Exchange Commission presently defines concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.


Underwriting. As defined by the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate segregation of assets.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS.

EACH MUNICIPAL MONEY FUND MAY NOT:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its assets would be invested in the securities of that issuer, except that, with respect to Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, provided no more than 25% of the fund's total assets would be invested in the securities of a single issuer, up to 50% of the value of the fund's assets may be invested without regard to this 5% limitation. For purposes of this limitation, the fund will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

(2) Purchase securities of other investment companies, except as permitted by the 1940 Act.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money, except from banks for temporary purposes (but not for the purpose of purchasing investments), and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of the fund's net assets to secure borrowings. Reverse repurchase agreements entered into by the fund are permitted within the limitations of this paragraph. No such fund will purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.

(5) Write, purchase or sell puts, calls or combinations thereof, although it may purchase Municipal Securities subject to standby commitments, variable rate demand notes or repurchase agreements in accordance with its investment objective and policies.

(6) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(7)      Issue senior securities as defined in the 1940 Act.

SCHWAB VALUE ADVANTAGE MONEY FUND MAY NOT:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its assets would be invested in securities of that issuer.

(2) Invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

(3) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Schwab Fund Family or the investment adviser beneficially own more than 1/2 of 1% of the securities of such issuer, and together beneficially own more than 5% of the securities of such issuer.

(4) Invest for the purpose of exercising control or management of another issuer.

(5) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.1

(6)      Write, purchase or sell puts, calls or combinations thereof.

--------

1 See the description of the Trustees' deferred compensation plan under "Management of the Trust" for an exception to this investment restriction.

(7) Make short sales of securities or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(8) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs. Except as otherwise noted, if a percentage restriction is adhered to at the time of investment, a later increase in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

Except with respect to borrowings, investment in illiquid securities and, for Schwab Value Advantage Money Fund, concentration of investments, a later increase in percentage resulting from a change in values or net assets do not require a fund to sell an investment if it could not then make the same investment.

                             MANAGEMENT OF THE FUNDS


The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., are as follows:



                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS &
NAME/DATE OF BIRTH                      THE TRUST                 AFFILIATIONS
------------------                      ---------                 ------------
CHARLES R. SCHWAB*                      Chairman, Chief           Chairman and Co-Chief Executive Officer,
July 29, 1937                           Executive Officer and     Director, The Charles Schwab Corporation; Chief
                                        Trustee                   Executive Officer, Director, Charles Schwab
                                                                  Holdings, Inc.; Chairman, Director, Charles
                                                                  Schwab & Co., Inc., Charles Schwab Investment
                                                                  Management, Inc.; Director, The Charles Schwab
                                                                  Trust Company; Chairman, Schwab Retirement Plan
                                                                  Services, Inc.; Chairman and Director until
                                                                  January 1999, Mayer & Schweitzer, Inc. (a
                                                                  securities brokerage subsidiary of The Charles
                                                                  Schwab Corporation); Director, The Gap, Inc. (a
                                                                  clothing retailer), Transamerica Corporation (a
                                                                  financial services organization), AirTouch
                                                                  Communications (a telecommunications company)
                                                                  and Siebel Systems (a software company).

STEVEN L. SCHEID*                       President and Trustee     Vice Chairman and Executive Vice President, The
June 28, 1953                                                     Charles Schwab Corporation; Vice Chairman and
                                                                  Enterprise President - Financial Products and
                                                                  Services, Director, Charles Schwab & Co., Inc.;
                                                                  Chief Executive Officer and Chief Financial
                                                                  Officer, Director, Charles Schwab Investment
                                                                  Management, Inc. From 1994 to 1996, Mr. Scheid
                                                                  was Executive Vice President of Finance for
                                                                  First Interstate Bancorp and Principal
                                                                  Financial Officer from 1995 to 1996. Prior to
                                                                  1994, Mr. Scheid was Chief Financial Officer,
                                                                  First Interstate Bank of Texas.

DONALD F. DORWARD                       Trustee                   Chief Executive Officer, Dorward & Associates
September 23, 1931                                                (corporate management, marketing and
                                                                  communications consulting firm).  From 1996 to
                                                                  1999, Executive Vice President and Managing
                                                                  Director, Grey Advertising.  From 1990 to 1996,
                                                                  Mr. Dorward was President and Chief Executive
                                                                  Officer, Dorward & Associates (advertising and
                                                                  marketing/consulting firm).

ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and Director,
May 15, 1931                                                      Semloh Financial, Inc. (international financial
                                                                  services and investment advisory firm).

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens & Company
June 28, 1938                                                     (Investments) and Chairman and Chief Executive
                                                                  Officer of North American Trust (real estate
                                                                  investment trust).

MICHAEL W. WILSEY                       Trustee                   Chairman, Chief Executive Officer and Director,
August 18, 1943                                                   Wilsey Bennett, Inc. (truck and air
                                                                  transportation, real estate investment and


--------------

* This trustee is an "interested person" of the trusts.

                                                                  management, and investments).

WILLIAM J. KLIPP*1                      Trustee                   From 1991 to 1999, Mr. Klipp was Executive Vice
December 9, 1955                                                  President, SchwabFunds(R), Charles Schwab & Co.,
                                                                  Inc.; President and Chief Operating Officer,
                                                                  Charles Schwab Investment Management, Inc.

JEREMIAH H. CHAFKIN                     Executive Vice            Executive Vice President, SchwabFunds(R),
May 5, 1959                             President and Chief       Charles Schwab & Co., Inc.; President and Chief
                                        Operating Officer         Operating Officer, Charles Schwab Investment
                                                                  Management, Inc.  Prior to November 1999, Mr.
                                                                  Chafkin was Senior Managing Director, Bankers
                                                                  Trust Company.

TAI-CHIN TUNG                           Treasurer and Principal   Vice President, Treasurer and Controller,
March 7, 1951                           Financial Officer         Charles Schwab Investment Management, Inc.  From
                                                                  1994 to 1996, Ms. Tung was Controller for
                                                                  Robertson Stephens Investment Management, Inc.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

FRANCES COLE                            Secretary                 Senior Vice President, Chief Counsel and
September 9, 1955                                                 Assistant Corporate Secretary, Charles Schwab
                                                                  Investment Management, Inc.



Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for Schwab Capital Trust, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.



Each fund is overseen by a board of trustees. The board of trustees meets regularly to review each fund's activities, contractual arrangements and performance. The board of trustees is responsible for protecting the interests of a fund's shareholders. The following table provides information as of the fiscal year ended December 31, 1999, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 40 funds as of December 31, 1999.


--------------

* This trustee is an "interested person" of the trusts.



1 Mr. Klipp departed Charles Schwab & Co., Inc. in 1999 and is expected to resign from the Board of Trustees prior to June 1, 2000.

Name of Trustee            Aggregate Compensation from each Fund               Pension or        ($)Total
                                                                               Retirement      Compensation
                                                                                Benefits        from Fund
                                                                               Accrued as        Complex
                  Municipal     California       New York         Value       Part of Fund
                    Money                                       Advantage       Expenses
Charles R.            0              0              0               0             N/A               0
Schwab
Steven L.             0              0              0               0             N/A               0
Scheid
William J.            0              0              0               0             N/A               0
Klipp
Donald F.           $5,815        $4,420          $2,878         $13,715          N/A            $121,600
Dorward
Robert G.           $5,815        $4,420          $2,878         $13,715          N/A            $121,600
Holmes
Donald R.           $5,815        $4,420          $2,878         $13,715          N/A            $121,600
Stephens
Michael W.          $5,304        $4,021          $2,617         $12,463          N/A            $111,600
Wilsey







                           DEFERRED COMPENSATION PLAN



Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.


Pursuant to the exemptive relief granted to the trust, each fund will purchase and maintain the selected SchwabFund securities in an amount equal to the deemed investments in that fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the trust permits the funds and the trustees to purchase the selected SchwabFund securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the funds.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 3, 2000, the officers and trustees of the trust, as a group owned of record or beneficially less than 1% of the outstanding voting securities of each fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER


Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.



For its advisory and administrative services to each fund, the investment adviser is entitled to receive graduated annual fee payable monthly based on each fund's average daily net assets as described below.


First $1 billion - 0.38%
More than $1 billion but not exceeding $10 billion - 0.35%
More than $10 billion but not exceeding $20 billion - 0.32%
More than $20 billion - 0.30%


Prior to April 30, 1999, for its advisory and administrative services to each municipal fund, the investment adviser was entitled to receive a graduated annual fee payable monthly of 0.46% of the fund's average daily net assets of the first $1 billion, 0.41% of the next $1 billion, and 0.40% of net assets over $2 billion.



For the fiscal years ended December 31, 1997, 1998 and 1999, Schwab Municipal Money Fund paid investment and advisory fees of $9,331,000 (fees were reduced by $10,977,000), $11,593,00 (fees were reduced by $13,780,000) and $13,623,000
(fees were reduced by $14,529,000), respectively.



For the fiscal years ended December 31, 1997, 1998 and 1999, Schwab California Municipal Money fund paid investment and advisory fees of $4,824,000 (fees were reduced by $6,548,000) $6,118,000 (fees were reduced by 8,464,00) and $7,639,000
(fees were reduced by $8,816,000), respectively.



For the fiscal years ended December 31, 1997, 1998 and 1999, Schwab New York Municipal Money Fund paid investment and advisory fees of $675,000 (fees were reduced by $1,192,000), $1,069,000 (fees were reduced by $1,677,000) and
$1,458,000 (fees were reduced $1,708,000), respectively.









Prior to April 30, 1999, for its advisory and administrative services to Schwab Value Advantage Money Fund, the investment adviser was entitled to receive a graduated annual fee, payable monthly, of 0.46% of the fund's average daily net assets of the first $1 billion, 0.45% of net assets over $1 billion but not in excess of $3 billion, 0.40% of net assets over $3 billion but not in excess of $10 billion, 0.37% of net assets over $10 billion but not in excess of $20 billion and 0.34% of net assets over $20 billion.

For the fiscal years ended December 31, 1997, 1998 and 1999, Schwab Value Advantage Money Fund paid investment and advisory fees of $23,972,000 (fees were reduced by $27,753,000), $22,577,000 (fees were reduced by $49,156,000) and
$35,270,000 (fees were reduced $54,235,000), respectively.



The investment adviser and Schwab have guaranteed that through at least April 30, 2001, the total operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab Municipal Money Fund - Value Advantage Shares, Schwab California Municipal Money Fund - Value Advantage Shares, Schwab New York Municipal Money Fund - Value Advantage Shares and Value Advantage Money Fund - Investor Shares will not exceed 0.45%, 0.45%, 0.45% and 0.40%, of average daily net assets, respectively.


                                   DISTRIBUTOR


Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement. Terms of continuation, termination and assignment under the agreement are identical to those described above with respect to the Advisory Agreement.



The funds pay other expenses that are typically connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.


                     SHAREHOLDER SERVICES AND TRANSFER AGENT


Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.


For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.05% of average daily net assets. For the services performed as shareholder services agent under its contract with each class, Schwab is entitled to receive an annual fee from the Value Advantage Shares or Investor Shares of each fund, payable monthly in the amount of 0.20% of average daily net assets.

                          CUSTODIAN AND FUND ACCOUNTANT


PFPC Trust Company, 8800 Tinicum Blvd, Third Floor Suite 200, Philadelphia, PA 19152, serves as custodian for the funds and PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant.



The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANTS



The funds' independent accountants, PricewaterhouseCoopers LLP, audit and report on the annual financial statements of each series of the trust and review certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when a trust engages them to do so. Their address is 333 Market Street, San Francisco, CA 94105. Each fund's audited financial statements for the fiscal year ended December 31, 1999, are included in the fund's annual report, which is a separate report supplied with the SAI.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER


Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be zero.


                             PORTFOLIO TRANSACTIONS


In effecting securities transactions for a fund, the investment adviser seeks to obtain best execution. Subject to the supervision of the board of trustees, the investment adviser will select brokers and dealers for the funds on the basis of a number of factors, including, for example, price paid for securities, clearance, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, and order of call.


When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to other investment advisory clients, including mutual funds.


The funds expect that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.


The investment decisions for each fund are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as a fund. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a fund. However, it is the opinion of the board of trustees that the benefits conferred by the investment adviser outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                            DESCRIPTION OF THE TRUST


Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.



The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's or class's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.



The funds may hold special meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.



The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. A majority of the outstanding voting shares of the fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.


             PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER REPORTS
                             AND PRICING OF SHARES


                  PURCHASING AND REDEEMING SHARES OF THE FUNDS


The funds are open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 2000: Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received on that day.


As long as the funds or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.


Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.



The funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the board of trustees may deem advisable. Payment will be made wholly in cash unless the board of trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.


Each of Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund is composed of two classes of shares, which share a common investment portfolio and objective. The Sweep Shares, which are not offered through this SAI, are designed to provide convenience through automatic investment of uninvested cash balances and automatic redemptions for transactions in your Schwab account, although shares also may be purchased directly. The Value Advantage Shares do not have a sweep feature, but rather must be purchased directly.


                        DELIVERY OF SHAREHOLDER DOCUMENTS



Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.


                                PRICING OF SHARES


Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. When determining market values for portfolio securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's board of trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.


The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the board of trustees believed would result in a material dilution to shareholders or purchasers, the board of trustees would promptly consider what action, if any, should be initiated.


If a fund's NAV calculated using market values declined, or were expected to decline, below the fund's $1.00 NAV calculated using amortized cost, the board of trustees might temporarily reduce or suspend dividend payments in an effort to maintain the fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the board of trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV (calculated using market values) were to increase, or were anticipated to increase above the fund's $1.00 (calculated using amortized cost), the board of trustees might supplement dividends in an effort to maintain the fund's $1.00 NAV.


                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a fund.


On each business day that the NAV of a fund is determined, such fund's net investment income will be declared after the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends are paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.


Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the board of trustees.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

Each fund may engage in investment techniques that may alter the timing and character of its income. Each fund may be restricted in its use of these techniques by rules relating to its qualifications as regulated investment companies.

A fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.


                  ADDITIONAL CONSIDERATIONS FOR MUNICIPAL FUNDS


If, at the close of each quarter of its taxable year, at least 50% of the value of a fund's assets consist of obligations the interest on which is excludable from gross income, the fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.



Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax (AMT) imposed by Section 55 of the Code. The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer's federal income tax liability. The AMT may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and, therefore, potentially subject to AMT) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporations' alternative minimum taxable income for purposes of determining the AMT.



Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest that may have an effect on the ability of a fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."



Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the funds is not deductible for federal income tax purposes. Furthermore, these funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") or facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facilities financed from the proceeds of such bonds.



                             STATE TAX CONSIDERATION



The following tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax adviser for more detailed information about state taxes to which they may be subject.


                          CALIFORNIA TAX CONSIDERATIONS


The fund intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the fund's taxable year, at least 50% of the value of the fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the fund continues to qualify as a regulated investment company.


If the fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. The fund will notify its shareholders of the amount of exempt-interest dividends each year.

Corporations subject to California franchise tax that invest in the fund may not be entitled to exclude California exempt-interest dividends from income.


Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the fund's earnings and profits.


Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the fund will not be deductible for California personal income tax purposes if the fund distributes California exempt-interest dividends.


If a fund qualifies to pay California exempt-interest dividends to shareholders, dividends distributed to shareholders will be considered California exempt-interest dividends (1) if they are designated as exempt-interest dividends by the fund in a written notice to shareholders mailed within 60 days of the close of the fund's taxable year and (2) to the extent the interest received by the fund during the year on California Tax Exempt Obligations exceeds expenses of the fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend.

                           NEW YORK TAX CONSIDERATIONS


The following is a general, abbreviated summary of certain of the provisions of the New York tax code presently in effect as they directly govern the taxation of shareholders subject to New York individual income, corporate and unincorporated business tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.



Dividends paid by the fund that are derived from interest on Municipal Securities issued by New York State and political subdivisions or any agency or instrumentality thereof which interest would be exempt under federal law from New York State tax if held by an individual, will be exempt from New York State and New York City personal income and unincorporated business taxes, but not corporate franchise taxes. Dividends paid by the fund that are derived from interest on Municipal Securities issued by New York and political subdivisions or any agency or instrumentality thereof will be subject to the New York State corporate franchise tax and the New York City general corporation tax only if they have a sufficient nexus with New York State or New York City.



Other dividends and distributions from other Municipal Securities, U.S. Government obligations, taxable income and capital gains that are not exempt from state taxation under federal law and distributions attributable to capital gains, will be subject to New York State personal income tax and New York City personal income tax. Gain from the sale, exchange or other disposition of shares will be subject to the New York State personal income and franchise taxes and the New York City personal income, unincorporated business and general corporation taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of the fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.


                         CALCULATION OF PERFORMANCE DATA


The funds' current 7-day yields based on the seven days ended December 31, 1999 are stated below and were calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and the multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.



                   7-Day Current Yield as of December 31, 1999



Schwab Municipal Money Fund - Value                    4.04%
Advantage Shares
Schwab California Municipal Money Fund -               3.57%
Value Advantage Shares
Schwab New York Municipal Money Fund -                 3.88%
Value Advantage Shares
Schwab Value Advantage Money Fund -                    5.63%
Investor Shares



The funds' effective 7-day yields based on the seven days ended December 31, 1999 are stated below and were calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula with the resulting yield figure carried to at least the nearest one hundredth of one percent.



                  7-Day Effective Yield as of December 31, 1999



Schwab Municipal Money Fund - Value                    4.12%
Advantage Shares
Schwab California Municipal Money Fund -               3.63%
Value Advantage Shares
Schwab New York Municipal Money Fund -                 3.95%
Value Advantage Shares
Schwab Value Advantage Money Fund -                    5.79%
Investor Shares



The funds' tax-equivalent current 7-day yields based on the 7-days ended December 31, 1999 are stated below and were calculated by dividing that portion of the fund's current 7-day yield (as described above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the fund's yield that is not tax-exempt.



           7-Day Tax-Equivalent Current Yield as of December 31, 1999



Schwab Municipal Money Fund - Value                    6.69%
Advantage Shares
Schwab California Municipal Money Fund -               6.52%
Schwab Value Advantage Shares
Schwab New York Municipal Money Fund -                 7.19%
Value Advantage Shares



The funds' tax equivalent effective yields based on the seven days ended December 31, 1999 are stated below and were calculated by dividing that portion of the fund's effective yield (as described above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the funds' effective yield that is not tax-exempt.



          7-Day Tax-Equivalent Effective Yield as of December 31, 1999



Schwab Municipal Money Fund - Value Advantage Shares    6.82%
Schwab California Municipal Money Fund -                6.63%
Value Advantage Shares
Schwab New York Municipal Money Fund -                  7.32%
Value Advantage Shares



The above tax-equivalent yields assume payment of federal income tax at a rate of 39.60% and a California income tax rate of 45.22% or a New York income tax rate of 46.05%.



A fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended December 31, 1999.


The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicated a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                         DUFF & PHELPS CREDIT RATING CO.


D-1 is the highest commercial paper rating assigned by Duff & Phelps Credit Rating Co. ("Duff"). Three gradations exist within this rating category: a D-1+ rating indicates the highest certainty of timely payment (issuer short-term liquidity is found to be outstanding and safety is deemed to be just below that of risk-free short-term U.S. Treasury obligations), a D-1 rating signifies a very high certainty of timely payment (issuer liquidity is determined to be excellent and risk factors are considered minor) and a D-1- rating denotes high certainty of timely payment (issuer liquidity factors are strong and risk is very small). A D-2 rating indicates a good certainty of timely payment; liquidity factors and company fundamentals are sound and risk factors are small.


                                      IBCA

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

              COMMERCIAL PAPER, SHORT-TERM OBLIGATIONS AND DEPOSIT

                          OBLIGATIONS ISSUED BY BANKS

                            THOMSON BANKWATCH (TBW)

TBW-1 is the highest category and indicates the degree of safety regarding timely repayment of principal and interest is very high. TBW-2 is the second highest category and while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

                       STATEMENT OF ADDITIONAL INFORMATION

                      SCHWAB GOVERNMENT CASH RESERVES FUND


                                 APRIL 30, 2000



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund's prospectus dated April 30, 2000 (as amended from time to time).


To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, day or night, or write to the fund at P.O. Box 7575, San Francisco, California 94120-7575. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.


The fund's most recent annual report is a separate document supplied with the SAI and includes the fund's audited financial statements, which are incorporated by reference into this SAI.


The fund is a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS


                                                            Page
                                                            ----
INVESTMENT OBJECTIVES, SECURITIES,
RISKS AND LIMITATIONS ...............................         2
MANAGEMENT OF THE FUND ..............................         8
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .        11
INVESTMENT ADVISORY AND OTHER SERVICES ..............        11
BROKERAGE ALLOCATION AND OTHER PRACTICES ............        13
DESCRIPTION OF THE TRUST ............................        14
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER REPORTS
AND PRICING OF SHARES ...............................        15
TAXATION ............................................        17
CALCULATION OF PERFORMANCE DATA .....................        18

            INVESTMENT OBJECTIVES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES


The fund's investment objective is to provide current income consistent with liquidity and stability of capital. The fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the fund will achieve its objectives.


The following investment securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7, unless otherwise noted. The fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                         INVESTMENT SECURITIES AND RISKS

BORROWING may subject the fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, the fund will not purchase securities while borrowings represent more than 5% of its total assets.


DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.


Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rate of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When the fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a series of an open-end investment management company. The fund is a diversified mutual fund. The fund also follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds. These requirements prohibit the fund from purchasing a security if more than 5% of its total assets would be invested in the securities of a single issuer, although the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.


ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of the fund's investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.


LENDING of portfolio securities is a common practice in the securities industry. The fund will engage in security lending arrangements with the primary objective of increasing its income through investment of the cash collateral in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.



The fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned;
(3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund.



Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to the fund, it is expected that the fund will do so only where the items being voted upon are, in the judgement of Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), either material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.


MATURITY OF INVESTMENTS. The fund follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. These requirements prohibit a fund from purchasing a security with a remaining maturity or more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.


Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.


PUTS are sometimes called demand features or guarantees, and are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When the fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.



QUALITY OF INVESTMENTS. The fund follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the fund to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the board of trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities.


REPURCHASE AGREEMENTS. Repurchase agreements involve the fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be collateralized by first tier securities. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by the fund including those managed by its investment adviser. Because other investment companies employ investment advisers and other service providers, investments by the fund may cause shareholders to pay duplicative fees.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by the Federal National Mortgage Association (FNMA), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. These include obligations issued by the Federal Home

Loan Mortgage Corporation (FHLMC or FREDDIE MAC), the Student Loan Marketing Association (SLMA or SALLIE MAE), the Federal Farm Credit Banks Funding Corporation (FFCB) and the Federal Home Loan Bank (FHLB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields to fluctuate.



VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.


Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by the fund. In addition, the fund may exercise only its demand rights at certain times. The fund could suffer losses in the event that the issuer defaults on its obligation.







                             INVESTMENT LIMITATIONS


The following investment limitations may be changed only by vote of a majority of the fund's outstanding voting shares.


THE FUND MAY NOT:

(1) Purchase securities of any issuer unless consistent with its status as a diversified investment management company as defined by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) Lend or borrow money, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) Pledge, mortgage or hypothecate any of its assets, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Issue senior securities, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) Underwrite securities, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) Concentrate investments in a particular industry or group of industries, or within one state, as concentration is defined under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

The following descriptions of the 1940 Act may assist investors in understanding the above fundamental policies and restrictions.


Diversification. Under the 1940 Act, a diversified investment management company, with respect to 75% of its total assets, may not purchase securities (other than U.S. government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of such issuer's outstanding voting securities.


Borrowing. The 1940 Act presently restricts an investment management company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, an investment management company may make loans only if expressly permitted by its investment policies.


Concentration. The Securities and Exchange Commission presently defines concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.


Underwriting. As defined by the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate segregation of assets.


THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.


THE FUND MAY NOT:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government securities or securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than 5% of total assets would be invested in the securities of such issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(2) Purchase securities of any issuer (other than securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than the greater of 1% of its total assets or $1 million would be invested in second tier securities of such issuer.

(3) With respect to 75% of total assets, purchase a guarantee or securities subject to a guarantee of any issuer if, as a result, more than 10% of its total assets would be invested in securities issued by or subject to a guarantee of such issuer (except with respect to guarantees and securities subject to guarantees issued by a non-controlled person).

(4) Purchase a second tier guarantee or second tier security subject to a guarantee of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by or subject to a guarantee of such issuer.

(5) Purchase securities of other investment companies, except as permitted by the 1940 Act.

(6)      Borrow money except that the fund may (i) borrow money from banks and
         (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and provided that the fund will not purchase securities while borrowings represent more than 5% of total assets.

(7) Purchase securities of any issuer (other than obligations of, or guaranteed by the U.S. government its agencies or instrumentalities) if, as a result, 25% or more of its total assets would be invested in the securities of an issuer from a single industry or group of industries.

(8) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(9) Purchase securities of any issuer if, as a result, more than 10% of its net assets would be invested in illiquid securities.

(10) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).

(11) Purchase securities on margin, except that the fund may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

                             MANAGEMENT OF THE FUND


The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., are as follows:




                                           POSITION(S) WITH
NAME/DATE OF BIRTH                         THE TRUST                    PRINCIPAL OCCUPATIONS & AFFILIATIONS
---------------------------------------    -------------------------    --------------------------------------------------
CHARLES R. SCHWAB*                         Chairman, Chief              Chairman and Co-Chief Executive Officer,
July 29, 1937                              Executive Officer and        Director, The Charles Schwab Corporation; Chief
                                           Trustee                      Executive Officer, Director, Charles Schwab
                                                                        Holdings, Inc.; Chairman, Director, Charles
                                                                        Schwab & Co., Inc., Charles Schwab Investment
                                                                        Management, Inc.; Director, The Charles Schwab
                                                                        Trust Company; Chairman, Schwab Retirement Plan
                                                                        Services, Inc.; Chairman and Director until
                                                                        January 1999, Mayer & Schweitzer, Inc. (a
                                                                        securities brokerage subsidiary of The Charles
                                                                        Schwab Corporation); Director, The Gap, Inc. (a
                                                                        clothing retailer), Transamerica Corporation (a
                                                                        financial services organization), AirTouch
                                                                        Communications (a telecommunications company)
                                                                        and Siebel Systems (a software company).

STEVEN L. SCHEID*                          President and Trustee        Vice Chairman and Executive Vice President, The
June 28, 1953                                                           Charles Schwab Corporation; Vice Chairman and
                                                                        Enterprise President - Financial Products
                                                                        and Services, Director, Charles Schwab &
                                                                        Co., Inc.; Chief Executive Officer and Chief
                                                                        Financial Officer, Director, Charles Schwab
                                                                        Investment Management, Inc. From 1994 to
                                                                        1996, Mr. Scheid was Executive Vice
                                                                        President of Finance for First Interstate
                                                                        Bancorp and Principal Financial Officer from
                                                                        1995 to 1996. Prior to 1994, Mr. Scheid was
                                                                        Chief Financial Officer, First Interstate
                                                                        Bank of Texas.

DONALD F. DORWARD                          Trustee                      Chief Executive Officer, Dorward & Associates
September 23, 1931                                                      (corporate management, marketing and
                                                                        communications consulting firm).  From 1996 to
                                                                        1999, Executive Vice President and Managing
                                                                        Director, Grey Advertising.  From 1990 to 1996,
                                                                        Mr. Dorward was President and Chief Executive
                                                                        Officer, Dorward & Associates (advertising and
                                                                        marketing/consulting firm).

ROBERT G. HOLMES                           Trustee                      Chairman, Chief Executive Officer and Director,

----------


* This trustee is an "interested person" of the trusts.

May 15, 1931                                                            Semloh Financial, Inc. (international financial
                                                                        services and investment advisory firm).

DONALD R. STEPHENS                         Trustee                      Managing Partner, D.R. Stephens & Company
June 28, 1938                                                           (Investments) and Chairman and Chief Executive
                                                                        Officer of North American Trust (real estate
                                                                        investment trust).

MICHAEL W. WILSEY                          Trustee                      Chairman, Chief Executive Officer and Director,
August 18, 1943                                                         Wilsey Bennett, Inc. (truck and air
                                                                        transportation, real estate investment and
                                                                        management, and investments).

WILLIAM J. KLIPP*1                         Trustee                      From 1991 to 1999, Mr. Klipp was Executive Vice
December 9, 1955                                                        President, SchwabFunds(R), Charles Schwab & Co.,
                                                                        Inc.; President and Chief Operating Officer,
                                                                        Charles Schwab Investment Management, Inc.

JEREMIAH H. CHAFKIN                        Executive Vice               Executive Vice President, SchwabFunds(R),
May 5, 1959                                President and Chief          Charles Schwab & Co., Inc.; President and Chief
                                           Operating Officer            Operating Officer, Charles Schwab Investment
                                                                        Management, Inc.  Prior to November 1999, Mr.
                                                                        Chafkin was Senior Managing Director, Bankers
                                                                        Trust Company.

TAI-CHIN TUNG                              Treasurer and Principal      Vice President, Treasurer and Controller,
March 7, 1951                              Financial Officer            Charles Schwab Investment Management, Inc.  From
                                                                        1994 to 1996, Ms. Tung was Controller for
                                                                        Robertson Stephens Investment Management, Inc.

STEPHEN B. WARD                            Senior Vice President        Senior Vice President and Chief Investment Officer,
April 5, 1955                              and Chief Investment         Charles Schwab Investment Management, Inc.
                                           Officer

FRANCES COLE                               Secretary                    Senior Vice President, Chief Counsel and
September 9, 1955                                                       Assistant Corporate Secretary, Charles Schwab
                                                                        Investment Management, Inc.



Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for Schwab Capital Trust, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.



----------

* This trustee is an "interested person" of the trusts.



1 Mr. Klipp departed Charles Schwab & Co., Inc. in 1999 and is expected to resign from the Board of Trustees prior to June 1, 2000.

The fund is overseen by a board of trustees. The board of trustees meets regularly to review the fund's activities, contractual arrangements and performance. The board of trustees is responsible for protecting the interests of a fund's shareholders. The following table provides information as of the fiscal year ended December 31, 1999, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 40 funds as of December 31, 1999.



        Name of Trustee                  Aggregate      Pension or Retirement        ($) Total
                                       Compensation      Benefits Accrued as      Compensation from
                                      from the Fund     Part of Fund Expenses        Fund Complex
---------------------------------    ---------------    ---------------------    -------------------
Charles R. Schwab                                 0                      N/A                      0
Steven L. Scheid                                  0                      N/A                      0
William J. Klipp,                                 0                      N/A                      0
Donald F. Dorward                            $2,573                      N/A               $121,600
Robert G. Holmes                             $2,573                      N/A               $121,600
Donald R. Stephens                           $2,573                      N/A               $121,600
Michael W. Wilsey                            $2,338                      N/A               $111,600




                           DEFERRED COMPENSATION PLAN



Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.


Pursuant to the exemptive relief granted to the trust, the fund will purchase and maintain the selected SchwabFund securities in an amount equal to the deemed investments in that fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the trust permits the fund and the trustees to purchase the selected SchwabFund securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the fund.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 3, 2000, the officers and trustees of the trust, as a group owned of record or beneficially 1.28% of the fund's total outstanding shares.





                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER


Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.



For its advisory and administrative services to the fund, the investment adviser is entitled to receive graduated annual fee payable monthly based on the fund's average daily net assets as described below.


First $1 billion - 0.38%
More than $1 billion but not exceeding $10 billion - 0.35%
More than $10 billion but not exceeding $20 billion - 0.32%
More than $20 billion - 0.30%


Prior to April 30, 1999, for its advisory and administrative services to the fund, the investment adviser was entitled to receive a graduated annual fee, payable monthly, of 0.46% of the fund's average daily net assets of the first $1 billion, 0.41% of the next $1 billion, and 0.40% of net assets over $2 billion.



For the period from April 1, 1998 (commencement of operations) to December 31, 1998 and for the fiscal year ended December 31, 1999, the fund paid investment and advisory fees of $0 (fees were reduced $31,000) and $205,000 (fee were reduced $111,000), respectively.



The investment adviser and Schwab have guaranteed that, through at least April 30, 2001, the total operating expenses (excluding interest, taxes and certain non-routine expenses) will not exceed 1.25% of the fund's average daily net assets. The investment adviser and Schwab have agreed to further reduce the fund's expenses so that the total operating expenses do not exceed 0.95% of its average daily net assets through June 15, 2000.


                                   DISTRIBUTOR


Pursuant to an agreement, Schwab is the principal underwriter for shares of the fund and is the trust's agent for the purpose of the continuous offering of the fund's shares. The fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement. Terms of continuation, termination and assignment under the agreement are identical to those described above with respect to the Advisory Agreement.


The fund pays other expenses that typically are connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the fund. Expenses not directly attributable to a particular fund will be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.


                     SHAREHOLDER SERVICES AND TRANSFER AGENT


Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the fund's prospectuses, financial reports and other informational literature about the fund. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.



For the services performed as transfer agent under its contract with the fund, Schwab is entitled to receive an annual fee from the fund. The fee is payable monthly in the amount of 0.25% of the fund's average daily net assets. For the services performed as shareholder services agent under its contract with the fund, Schwab is entitled to receive an annual fee from the fund. The fee is payable monthly in the amount of 0.20% of the average daily net assets of the fund.




                              TRANSACTION SERVICES



Pursuant to a Transaction Services Agreement, Schwab arranges for fund shareholders to have various manual and electronic means by which they can use their fund accounts to cover obligations incident to checking account, Automated Clearing House, automated teller machine and debit card transactions. For its services under the Transaction Services Agreement, Schwab receives transaction-based fees for which it bills the fund monthly. For the fiscal year ended December 31, 1999, Schwab received $66,000 as compensation under the Transaction Services Agreement.


                          CUSTODIAN AND FUND ACCOUNTANT

PFPC Trust Company, 8800 Tinicum Blvd., Third Floor Suite 200, Philadelphia, PA 19153, serves as custodian for the fund and PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809 serves as fund accountant.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the fund. The fund accountant maintains all books and records related to the fund's transactions.

                             INDEPENDENT ACCOUNTANTS


The fund's independent accountants, PricewaterhouseCoopers LLP, audit and report on the annual financial statements of each series of the trusts and review certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when a trust engages them to do so. Their address is 333 Market Street, San Francisco, CA 94105. The fund's audited financial statements for the fiscal year ended December 31, 1999, are included in the fund's annual report, which is a separate report supplied with the SAI.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER


Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the fund's portfolio turnover rate for reporting purposes is expected to be zero.


                             PORTFOLIO TRANSACTIONS


In effecting securities transactions for a fund, the investment adviser seeks to obtain best execution. Subject to the supervision of the board of trustees, the investment adviser will select brokers and dealers for the fund on the basis of a number of factors, including, for example, price paid for securities, clearance, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, and order of call.


When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to other investment advisory clients, including mutual funds.


The fund expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.


The investment decisions for the fund are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as a fund. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a fund. However, it is the opinion of the board of trustees that the benefits conferred by the investment adviser outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                            DESCRIPTION OF THE TRUST


The fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.



The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by the fund or share class. The fund's or class's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.



The fund may hold special meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.



The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. A majority of the outstanding voting shares of the fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that the fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at net asset value per share as determined in accordance with the bylaws.


              PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER REPORTS
                               AND PRICING OF SHARES

                   PURCHASING AND REDEEMING SHARES OF THE FUND


The fund is open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 2000: Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Thanksgiving

Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received on that day.


As long as the fund or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.


Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.



The fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the board of trustees may deem advisable. Payment will be made wholly in cash unless the board of trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.

                        DELIVERY OF SHAREHOLDER DOCUMENTS



Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.


                                PRICING OF SHARES

The fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the fund's investments at amortized cost with market values. When determining market values for portfolio securities, the fund uses market quotes if they are readily available. In cases where quotes are not readily available, the fund may value securities based on fair values developed using methods approved by the board of trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.

The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost, or if there were any other deviation that the board of trustees believed would result in a material dilution to shareholders or purchasers, the board of trustees would promptly consider what action, if any, should be initiated.


If a fund's NAV calculated using market values declined, or were expected to decline, below the fund's $1.00 NAV calculated using amortized cost, the board of trustees might temporarily reduce or suspend dividend payments in an effort to maintain the fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the board of trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV calculated using market values were to increase, or were anticipated to increase above the fund's $1.00 NAV calculated using amortized cost, the board of trustees might supplement dividends in an effort to maintain the fund's $1.00 NAV.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUND

It is the fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, the fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS


The discussion of federal income taxation presented below supplements the discussion in the fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in the fund.



On each business day that the NAV of the fund is determined, the fund's net investment income will be declared after the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends are paid monthly. For the fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. The fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.


The fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If the fund realizes any capital gains, they will be distributed at least once during the year as determined by the board of trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward.

Any dividends declared by the fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The fund does not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss.

Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment. Note that most states grant tax-exempt status to distributions paid to shareholders from U.S. government securities.

A fund may engage in techniques that may alter the timing and character of its income. A fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.

The fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.


                         CALCULATION OF PERFORMANCE DATA


The fund's current 7-day yield based on the seven days ended December 31, 1999 is stated below and was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.



                   7-day Current Yield as of December 31, 1999
                   Government Cash Reserves           4.67%




The fund's effective yield based on the seven days ended December 31, 1999 is stated below and was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, with the resulting yield figure carried to at least the nearest one hundredth of one percent.




                  7-day Effective Yield as of December 31, 1999
                  Government Cash Reserves           4.78%




The fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended December 31, 1999.



The performance of the fund may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The fund will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the fund's performance to be higher or lower than that of an index.

                                     PART C
                                OTHER INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS


Item 23. Financial Statements and Exhibits.


    (b)       Exhibits

    (a)       Articles of      Amended and Restated Agreement and Declaration of Trust to Registrant's
              Incorporation    Registration Statement on Form N-1A,dated May 9, 1995, was electronically filed and is incorporated by reference to Exhibit (1) file 811-
                               5954 to Post-Effective Amendment No. 33.

    (b)       By-laws          Amended and Restated By-Laws are incorporated by reference to Exhibit (2)
                               file 811-5954 to Post-Effective Amendment No. 23 to Registrant's
                               Registration Statement on Form N-1A, electronically filed on March 29, 1996.

    (c)       Instruments      (i)      Article III, Sections 4 and 5; Article IV, Section 1; Article V;
              Defining                  Article VI, Section 2; Article VIII, Section 4; and Article IX,
              Rights of                 Sections 1, 4 and 7 of the Agreement and Declaration of Trust are
              Shareholders              incorporated by reference to Exhibit (1) file 811-5954 above.

                                (ii)    Article 9 and Article 11 of the By-Laws are incorporated by reference to Exhibit (2) file 811-5954 above.

    (d)       Investment         (i)    Investment Advisory and Administration Agreement between Registrant and
              Advisory                  Charles Schwab Investment Management, Inc. (the "Investment Manager")
              Contracts                 with respect to Schwab Money Market Fund, Schwab Government Money Fund
                                        and Schwab Municipal Money Fund, dated April 30, 1999, was electronically filed and is incorporated herein by reference to Exhibit (d) (i) file 811-5954 to
                                        Post-Effective Amendment No. 37.

                                (ii)    Schedule A to the Investment Advisory and Administration Agreement between
                                        Registrant and Charles Schwab Investment Management, Inc. (the "Investment
                                        Manager") with respect to Schwab Money Market Fund, Schwab Government Money
                                        Fund and Schwab Municipal Money Fund was electronically filed and is incorporated herein by reference to Exhibit 5(b) file 811-5954 to Post-Effective Amendment No.
                                        27.

                                (iii)   Schedule B to the Investment Advisory and Administration Agreement between
                                        Registrant and Charles Schwab Investment Management, Inc. (the "Investment
                                        Manager") with respect to Schwab Money Market Fund, Schwab Government Money
                                        Fund and Schwab Municipal Money Fund was electronically filed and is incorporated herein by reference to Exhibit 5(c) file 811-5954 to Post-Effective Amendment No.
                                        27.

                                (iv)    Investment Advisory and Administration Agreement between Registrant and the
                                        Investment Manager, dated June 15, 1994, was electronically filed and is incorporated herein by reference to Exhibit (5)(d) file 811-5954 to
                                        Post-Effective Amendment No. 27.

                                 (v)    Schedule A to the Investment Advisory and Administration Agreement Registrant
                                        and the Investment Manager dated June 15, 1994 was electronically filed and is incorporated herein by reference to Exhibit (d)(v) file 811-5954 to
                                        Post-Effective Amendment No. 37.

                                (vi)    Schedule B to the Investment Advisory and Administration Agreement between
                                        Registrant and the Investment Manager, dated June 15, 1994, was electronically filed and is incorporated herein by reference to Exhibit (5)(f) file
                                        811-5954 to Post-Effective Amendment No. 27.

                                (vii)   Schedule C to the Investment Advisory and Administration Agreement
                                        between Registrant and the Investment Manager with respect to Schwab
                                        California Municipal Money Fund, Schwab U.S. Treasury Money Fund,
                                        Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money
                                        Fund(R), Schwab Retirement Money Fund(R), and Schwab New York Municipal
                                        Money Fund, dated June 15, 1994, was electronically filed and is incorporated herein by reference to Exhibit (5)(g) file 811-5954 to
                                        Post-Effective Amendment No. 27.


                               (viii)   Schedule D to the Investment Advisory and Administration Agreement between
                                        Registrant and the Investment Manager dated June 15, 1994 was electronically filed and is incorporated herein by reference to Exhibit (d)(viii) file
                                        811-5954 Post-Effective Amendment No. 37.

    (e)       Underwriting       (i)    Distribution Agreement between Registrant and Charles Schwab & Co.,
              Contracts                 Inc. ("Schwab"), dated June 15, 1994, to Registrant's Registration
                                        Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (6)(a) file 811-5954 to Post-Effective Amendment
                                        No. 33.

                                (ii)    Schedule A to the Distribution Agreement between Registrant and Schwab was electronically filed and is incorporated by reference to Exhibit (6)(b) file
                                        811-5954 to Post-Effective Amendment No. 35.

    (f)       Bonus or                  Inapplicable.
              Profit Sharing
              Contracts

    (g)       Custodian          (i)    Custodian Services Agreement between Registrant and PNC Bank, N.A.
              Agreements                (formerly, Provident National Bank) dated April 8, 1991 to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (8)(k) file 811-5954 to Post-Effective Amendment No.
                                        33.

                                (ii)    Schedule A to the Custodian Services Agreement is electronically filed herein as
                                        Exhibit (g)(ii) file 811-5954.

                                (iii)   Amendment Nos. 1 and 2 to the Custodian Services Agreement referred to at Exhibit (8)(k) above was electronically filed and is incorporated by reference to Exhibit (8)(n) file 811-5954 to Post-Effective Amendment
                                        No. 33.

                                (iv)    Accounting Services Agreement between Registrant and PFPC Inc. (formerly,
                                        Provident Financial Processing Corporation) dated April 8, 1991 to
                                        Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (8)(a) file 811-5954 to Post-Effective
                                        Amendment No. 33.

                                 (v)    Schedule B to the Accounting Services Agreement referred to at Exhibit (8)(a)
                                        was electronically filed and is incorporated by reference to Exhibit
                                        (8)(b) file 811-5954 to Post-Effective Amendment No. 35.

                                (vi)    Amendment Nos. 1 and 2 to the Accounting Services Agreement referred to at Exhibit (8)(a) above was electronically filed and is incorporated by reference to Exhibit (8)(d) file 811-5954 to Post-Effective Amendment
                                        No. 33.

                                (vii)   Amended and Restated Transfer Agency Agreement and Schedule B between
                                        Registrant and Schwab dated June 5, 1995 to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to
                                        Exhibit (8)(e) file 811-5954 to Post-Effective Amendment No. 33.

                               (viii)   Schedule A and Schedule C to the Amended and Restated Transfer Agency Agreement
                                        was electronically filed and is incorporated by reference to Exhibit
                                        (8)(e) file 811-5954 to Post-Effective Amendment No. 35.

                                (ix)    Shareholder Service Agreement between Registrant and Schwab dated May 1, 1993 to Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (8)(h) file 811-5954 to
                                        Post-Effective Amendment No. 33.

                                 (x)    Schedules A, B, and C to the Shareholder Service Agreement between Registrant and
                                        Schwab referred to at Exhibit (8)(h) above to Registrant's Registration
                                        Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (8)(I) file 811-5954 to Post-Effective Amendment No.
                                        33.

                                (xi)    Schedules A and C to the Shareholder Service Agreement were electronically filed and are incorporated by reference to Exhibit (8)(j) file 811-5954 to
                                        Post-Effective Amendment No. 35.

    (h)       Other Material            Inapplicable.
              Contracts

    (i)       Legal Opinion             Opinion of counsel is filed herein as Exhibit (i) file 811-5954.

    (j)       Other Opinion             Consent of independent accountants is filed herein as Exhibit (j) file
                                        811-5954.

    (k)       Omitted                   Inapplicable.
              Financial
              Statements

    (l)       Initial Capital    (i)    Purchase Agreement between Registrant and Schwab relating to
              Agreements                the Schwab  U.S. Treasury Money Fund to Registrant's
                                        Registration Statement on Form  N-1A, was electronically filed and is incorporated by reference to Exhibit (13)(a) file 811-5954 to Post-Effective Amendment No. 33.

                                (ii)    Purchase Agreement between Registrant and Schwab relating to the Schwab Value
                                        Advantage Money Fund to Registrant's Registration Statement on Form N-1A, was
                                        electronically filed and is incorporated by reference to Exhibit (13)(b) file
                                        811-5954 to Post-Effective Amendment No. 33.

                                (iii)   Purchase Agreement between Registrant and Schwab relating to the Schwab
                                        Retirement Money Fund(R) and the Schwab Institutional Advantage Money Fund(R) to
                                        Registrant's Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (13)(c) file 811-5954 to Post-Effective
                                        Amendment No. 33.

                                (iv)    Purchase Agreement between Registrant and Schwab relating to the Schwab New
                                        York Municipal Money Fund to Registrant's Registration Statement on
                                        Form N-1A, was electronically filed and is incorporated by reference to Exhibit
                                        (13)(d) file 811-5954 to Post-Effective Amendment No. 33.

                                 (v)    Purchase Agreement between Registrant and Schwab relating to the Schwab
                                        Municipal Money Fund-Value Advantage Shares to Registrant's Registration
                                        Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (13)(e) file 811-5954 to Post-Effective Amendment No. 33.

                                (vi)    Purchase Agreement between Registrant and Schwab relating to the Schwab
                                        California Municipal Money Fund-Value Advantage Shares to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (13)(f) file 811-5954 to Post-Effective Amendment No. 33.

                                (vii)   Purchase Agreement between Registrant and Schwab relating to the Schwab New
                                        York Municipal Money Fund-Value Advantage Shares to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed and is incorporated by reference to Exhibit (13)(g) file 811-5954 to Post-Effective Amendment No. 33.

                               (viii)   Purchase Agreement between Registrant and Schwab relating to the Schwab
                                        Government Cash Reserves Fund was electronically filed and is incorporated by reference to Exhibit (13)(h) file 811-5954 to Post-Effective Amendment No.36.

                                (ix)    Purchase Agreement between Registrant and Schwab relating to the Schwab New
                                        Jersey Municipal Money Fund was electronically filed and is incorporated by reference to Exhibit (13)(i) file 811-5954 to Post-Effective Amendment No. 33.

                                 (x)    Purchase Agreement between Registrant and Schwab relating to the Schwab
                                        Pennsylvania Municipal Money Fund was electronically filed and is incorporated by reference to Exhibit (13)(j) file 811-5954 to Post-Effective Amendment No.
                                        33.

                                (xi)    Purchase Agreement between Registrant and Schwab relating to the Schwab
                                        Florida Municipal Money Fund was electronically filed and is incorporated by reference to Exhibit (13)(k) file 811-5954 to Post-Effective Amendment No.
                                        36.

    (m)       Rule 12-b1 Plan           Inapplicable

    (n)       Financial Data            Inapplicable
              Schedules

    (o)       Rule 18f-3 Plan    (i)    Form of Amended and Restated Multiple Class Plan of
                                        Registrant and Schedule A are incorporated by reference to Exhibit
                                        (18) file 811-5954 to Post-Effective Amendment No. 25 to Registrant's
                                        Registration Statement on Form N-1A, filed on February 21, 1997.

    (p)       Powers of          (i)    Powers of attorney for each trustee and the chief
                                        financial officer were electronically filled and are
                                        incorporated herein by reference to Exhibit (p) 811-5954 to Post-Effective
                                        Amendment No. 37.

                                (ii)    Power of Attorney for the Executive Vice President and Chief Operating Officer
                                        are filed herein.



Item 24. Persons Controlled by or under Common Control with Registrant.

Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25. Indemnification.

Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds and any other investment companies that Schwab may sponsor in the future as well as provider of advisory services to the Schwab Fund for Charitable Giving and to Charles Schwab Asset Management (Ireland) Limited.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Schwab & Co. Inc. is listed below.

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman, Director
Chairman, Chief Executive
Officer and Trustee
                                 The Charles Schwab Corporation                    Chairman and Co-Chief Executive
                                                                                   Officer, Director

                                 Charles Schwab Investment Management, Inc.        Chairman, Director

                                 The Charles Schwab Trust Company                  Director

                                 Mayer & Schweitzer, Inc.                          Chairman and Director until
                                                                                   January 1999

                                 Schwab Retirement Plan Services, Inc.             Chairman, Director until January
                                                                                   1999

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
                                 Charles Schwab Limited (U.K.)                     Chairman and Chief Executive
                                                                                   Officer

                                 Schwab Holdings, Inc.                             Chief Executive Officer

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer

                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive
                                                                                   Officer

                                 Performance Technologies, Inc.                    Chairman, Director until January
                                                                                   1999

                                 TrustMark, Inc.                                   Chairman and Director until
                                                                                   January 1999

                                 The Gap, Inc.                                     Director

                                 Audiobase, Inc.                                   Director

                                 Vodaphone AirTouch PLC                            Director

                                 Siebel Systems                                    Director

David S. Pottruck                Charles Schwab & Co., Inc.                        Chief Executive Officer, Director

                                 The Charles Schwab Corporation                    President and Co-Chief Executive
                                                                                   Officer, Director

                                 Schwab Retirement Plan Services, Inc.             Director until January 1999

                                 Charles Schwab Limited (U.K.)                     Director until January 1999

                                 Charles Schwab Investment Management, Inc.        Director

                                 Mayer & Schweitzer, Inc.                          Director until January 1999

                                 Performance Technologies, Inc.                    Director until January 1999

                                 TrustMark, Inc.                                   Director until January 1999

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
Steven L. Scheid                 Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
President and Trustee                                                              President - Financial Products
                                                                                   and Services, Director

                                 The Charles Schwab Corporation                    Vice Chairman and Executive Vice
                                                                                   President

                                 Charles Schwab Investment Management, Inc.        Chief Executive Officer and
                                                                                   Chief Financial Officer, Director

                                 The Charles Schwab Trust Company                  Director until July 1998

                                 Charles Schwab Limited (U.K.)                     Finance Officer

                                 Schwab Retirement Plan Services, Inc.             Director until January 1999

                                 Performance Technologies, Inc.                    Director until January 1999

                                 Mayer & Schweitzer, Inc.                          Director until January 1999

Willie C. Bogan                  The Charles Schwab Corporation                    Assistant Corporate Secretary

                                 Charles Schwab & Co., Inc.                        Vice President and Assistant
                                                                                   Corporate Secretary

                                 Charles Schwab Investment Management, Inc.        Assistant Corporate Secretary

                                 The Charles Schwab Trust Company                  Assistant Corporate Secretary

Jeremiah H. Chafkin, Executive   Charles Schwab & Co., Inc.                        Executive Vice President -
Vice President and Chief                                                           SchwabFunds.  Prior to November
Operating Officer                                                                  1999, Mr. Chafkin was Senior
                                                                                   Managing Director, Bankers Trust
                                                                                   Company.

                                 Charles Schwab Investment Management, Inc.        President and Chief Operating
                                                                                   Officer

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
Karen W. Chang                   Charles Schwab & Co., Inc.                        Enterprise President - General
                                                                                   Investor Services

John P. Coghlan                  Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                   President - Retirement Plan
                                                                                   Services and Services for
                                                                                   Investment Managers

Frances Cole,                    Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                          Counsel and Assistant Corporate
                                                                                   Secretary

Linnet F. Deily                  Charles Schwab & Co., Inc.                        Vice Chairman and President -
                                                                                   Schwab Retail Group

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and Chief
                                                                                   Financial Officer

Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversight and Corporate
                                                                                   Secretary

Wayne W. Fieldsa                 Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

Lon Gorman                       Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                   President - Capital Markets and
                                                                                   Trading

James M. Hackley                 Charles Schwab & Co., Inc.                        Executive Vice President - Retail
                                                                                   Client Services

Colleen M. Hummer                Charles Schwab & Co., Inc.                        Senior Vice President - Mutual
                                                                                   Funds Operations

Daniel O. Leemon                 The Charles Schwab Corporation                    Executive Vice President and Chief
                                                                                   Strategy Officer

Dawn G. Lepore                   Charles Schwab & Co., Inc.                        Vice Chairman, Executive Vice
                                                                                   President and Chief Information
                                                                                   Officer

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
Susanne D. Lyons                 Charles Schwab & Co., Inc.                        Enterprise President - Retail
                                                                                   Client Services

Frederick E. Matteson            Charles Schwab & Co., Inc.                        Executive Vice President - Schwab
                                                                                   Technology Services

John P. McGonigle                Charles Schwab & Co., Inc.                        Executive Vice President - Asset
                                                                                   Management Products and Services

Geoffrey Penney                  Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Financial Products and
                                                                                   International Technology

George A. Rich                   Charles Schwab & Co., Inc.                        Executive Vice President - Human
                                                                                   Resources

Gideon Sasson                    Charles Schwab & Co., Inc.                        Enterprise President - Electronic
                                                                                   Brokerage

Elizabeth G. Sawi                Charles Schwab & Co., Inc.                        Executive Vice President and Chief
                                                                                   Administrative Officer

Leonard Short                    Charles Schwab & Co., Inc.                        Executive Vice President - CRS
                                                                                   Advertising and Branch Management

Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Senior Vice President and                                                          Investment Officer
Chief Investment Officer


Item 27. Principal Underwriters.

            (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for The Charles Schwab Family of Funds and intends to act as such for any other investment company which Schwab may sponsor in the future.

            (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

            (c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PNC Bank, National Association, Broad and Market Streets, Philadelphia, Pennsylvania 19104 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (minute books, bylaws and declaration of trust).

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 38 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia, on the 26th day of April, 2000.


                                   THE CHARLES SCHWAB FAMILY OF FUNDS
                                   Registrant

                                   Charles R. Schwab*
                                   ----------------------------------
                                   Charles R. Schwab, Chairman

            Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 26th day of April, 2000.

Signature                                            Title
---------                                            -----
Charles R. Schwab*                                   Chairman and Trustee
----------------------
Charles R. Schwab

Steve Scheid*                                        President and Trustee
----------------------
Steve Scheid

Jeremiah H. Chafkin*                                 Executive Vice President and Chief Operating Officer
----------------------
Jeremiah H. Chafkin

William J. Klipp*                                    Trustee
----------------------
William J. Klipp

Donald F. Dorward*                                   Trustee
----------------------
Donald F. Dorward

Robert G. Holmes*                                    Trustee
----------------------
Robert G. Holmes

Donald R. Stephens*                                  Trustee
----------------------
Donald R. Stephens

Michael W. Wilsey*                                   Trustee
----------------------
Michael W. Wilsey

Tai-Chin Tung*                                       Treasurer and Principal Financial Officer
----------------------
Tai-Chin Tung

*By:     /s/John H. Grady, Jr.
         ------------------------------------
         John H. Grady, Jr., Attorney-in-Fact
         pursuant to Powers of Attorney

EXHIBIT INDEX


Exhibit No.            Document



(g)(ii)                   Schedule A to the Custodian Services Agreement


   (i)                    Opinion of counsel

   (j)                    Opinion of independent accountants


(p)(ii)                   Power of attorney